[GRAPHIC]

SEMI-ANNUAL REPORT FEBRUARY 28, 2003 (UNAUDITED)

JPMORGAN FUNDS

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

CALIFORNIA TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

LIQUID ASSETS MONEY MARKET FUND

PRIME MONEY MARKET FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                     1

Fund Facts:
   100% U.S. Treasury Securities Money Market Fund                     3

   U.S. Government Money Market Fund                                   4

   Treasury Plus Money Market Fund                                     5

   Federal Money Market Fund                                           6

   California Tax Free Money Market Fund                               7

   New York Tax Free Money Market Fund                                 8

   Tax Free Money Market Fund                                          9

   Liquid Assets Money Market Fund                                    10

   Prime Money Market Fund                                            11

Portfolios of Investments                                             12

Financial Statements                                                 104

Notes to Financial Statements                                        119

Financial Highlights                                                 145


HIGHLIGHTS

- Economic weakness persists

- Energy prices rise

  NOT FDIC INSURED          May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN MONEY MARKET FUNDS

PRESIDENT'S LETTER                                         APRIL 7, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Money Market Funds for the six-month period ended February 28, 2003. Inside you'll find in-depth information on our money market funds along with updates from the portfolio management team.

ECONOMIC WEAKNESS PERSISTS

Numerous forces have combined to hold back the U.S. economy from a powerful recovery. Among them: business spending, lackluster corporate earnings, a declining stock market, and escalating geopolitical risk. The fixed-income markets were volatile throughout the period as investors flocked to the relative safety of the highest quality issues.

For a time, the financial markets had reason for optimism as Republican majorities were elected to both the House and the Senate. Investors speculated that the new balance of power could lead to additional tax cuts as well as the elimination of the double taxation of corporate dividends. They also believed that the Federal Reserve Board would respond to continued economic weakness and earnings disappointments by easing short-term interest rates once again. And in fact, the Fed did cut rates -- by one-half percent -- during November.

ENERGY PRICES RISE

In the first two months of 2003, war fears and associated energy issues dominated the news. During January and February, commodity energy prices rose between 40% and 50%, reflecting a heightened war premium and the supply constraints arising from the general strike in Venezuela. In our opinion, the higher consumer prices may reduce household real income by 0.6% (unannualized) over the next few months. Rising energy prices are likely to put more pressure on the American consumer, whose confidence has faltered in recent months. During February, the Conference Board reported that its measure of consumer confidence fell to its lowest level since 1993. One bright spot continues to be the housing sector, which remains robust.

As war fears grew during the period, investors became more risk averse and money market funds saw large inflows of cash. Although yields have further dropped the Fed's rate cuts, money market funds were perceived as a safe haven by anyone worried about the war with Iraq and its effect on the stock and bond markets.

In this time of uncertainty, your portfolio managers are working hard to maintain good performance. During the months ahead, they will continue to focus on preservation of principal while trying to obtain the highest possible yields in this low interest rate environment. The portfolio management team and all of us at JPMorgan Fleming Asset Management thank you for your continued business and anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact your financial advisor or the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH
                                        CAPITAL PRESERVATION

   Primary Investments                  DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                        INCLUDING TREASURY BILLS, BONDS AND NOTES

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL SHARES

   Net assets                           $6.2 BILLION

   Average maturity                     71 DAYS

   S&P rating                           NOT RATED

   Moody's rating                       NOT RATED

   NAIC raiting                         NOT RATED

   MATURITY SCHEDULE

   1 day                                 0.0%

   2-7 days                              3.0%

   8-30 days                            21.8%

   31-60 days                           27.3%

   61-90 days                           23.1%

   91-180 days                          24.0%

   181+ days                             0.8%

   7-DAY SEC YIELD(1)

   Morgan Shares                         0.69%

   Premier Shares                        0.82%

   Agency Shares                         1.03%

   Institutional Shares                  1.08%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.59%, 0.80%, 0.96% and 0.96% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund from prior day available to fund shareholders upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION

   Primary Investments                  DIRECT OBLIGATIONS OF THE U.S. TREASURY AND
                                        ITS AGENCIES INCLUDING TREASURY BILLS,
                                        BONDS, NOTES, AND REPURCHASE AGREEMENTS

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                        SHARES

   Net assets                           $9.5 BILLION

   Average maturity                     43 DAYS

   S&P rating*                          AAA

   Moody's rating*                      Aaa

   NAIC raiting*                        CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                                 2.1%

   2-7 days                             46.9%

   8-30 days                            19.1%

   31-60 days                           14.7%

   61-90 days                            1.8%

   91-180 days                           6.5%

   181+ days                             8.9%

   7-DAY SEC YIELD(1)

   Morgan Shares                         0.82%

   Premier Shares                        0.96%

   Agency Shares                         1.15%

   Institutional Shares                  1.21%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.72%, 0.84%, 1.09% and 1.09% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan U.S. Government Money Market Fund from prior day available to fund shareholders upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

     JPMORGAN TREASURY PLUS MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION

   Primary Investments                  DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                        INCLUDING TREASURY BILLS, BONDS AND NOTES
                                        AS WELL AS REPURCHASE AGREEMENTS WHICH ARE
                                        FULLY COLLATERALIZED BY OBLIGATIONS
                                        ISSUED OR GUARANTEED BY THE U.S. TREASURY

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY, RESERVE AND
                                        INSTITUTIONAL SHARES

   Net assets                           $3.7 BILLION

   Average maturity                     57 DAYS

   S&P rating*                          AAA

   Moody's rating*                      Aaa

   NAIC raiting*                        EXEMPT

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                                 0.0%

   2-7 days                             44.9%

   8-30 days                            14.0%

   31-60 days                            7.8%

   61-90 days                            1.4%

   91-180 days                          17.2%

   181+ days                            14.7%

   7-DAY SEC YIELD(1)

   Morgan Shares                         0.82%

   Premier Shares                        0.96%

   Agency Shares                         1.16%

   Institutional Shares                  1.21%

   Reserve Shares                        0.71%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.71%, 0.92%, 1.07%, 0.66% and 1.07% for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Treasury Plus Money Market Fund from prior day available to fund shareholders upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

     JPMORGAN FEDERAL MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION

   Primary Investments                  DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                        INCLUDING TREASURY BILLS, BONDS AND NOTES
                                        AS WELL AS OBLIGATIONS ISSUED OR
                                        GUARANTEED BY THE U.S. TREASURY AND ITS
                                        AGENCIES

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                        SHARES

   Net assets                           $4.4 BILLION

   Average maturity                     38 DAYS

   S&P rating                           NOT RATED

   Moody's rating                       NOT RATED

   NAIC raiting                         NOT RATED

   MATURITY SCHEDULE

   1 day                                 7.9%

   2-7 days                             15.2%

   8-30 days                            36.9%

   31-60 days                           21.5%

   61-90 days                            9.6%

   91-180 days                           4.0%

   181+ days                             4.9%

   7-DAY SEC YIELD(1)

   Morgan Shares                         0.70%

   Premier Shares                        0.95%

   Agency Shares                         1.14%

   Institutional Shares                  1.20%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.61%, 0.93%, 1.08% and 1.08% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Federal Money Market Fund from prior day available to fund shareholders upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

     JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION*

   Primary Investments                  CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN SHARES

   Net assets                           $163.5 MILLION

   Average maturity                     41 DAYS

   S&P rating                           NOT RATED

   Moody's rating                       NOT RATED

   NAIC raiting                         NOT RATED

   MATURITY SCHEDULE

   1 day                                 9.4%

   2-7 days                             68.6%

   8-30 days                             0.0%

   31-60 days                            1.9%

   61-90 days                            0.0%

   91-180 days                          12.9%

   181+ days                             7.2%

   YIELDS

                                              TAXABLE
                             7-DAY           EQUIVALENT
                           SEC YIELD(1)        YIELD(2)
-------------------------------------------------------
   Morgan Shares              0.63%             1.13%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 0.46%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 44.07%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

                                   (UNAUDITED)

     JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH
                                        CAPITAL PRESERVATION*

   Primary Investments                  NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN AND RESERVE SHARES

   Net assets                           $2.2 BILLION

   Average maturity                     42 DAYS

   S&P rating                           NOT RATED

   Moody's rating                       NOT RATED

   NAIC raiting                         NOT RATED

   MATURITY SCHEDULE

   1 day                                 5.1%

   2-7 days                             68.4%

   8-30 days                             2.0%

   31-60 days                            2.5%

   61-90 days                            1.6%

   91-180 days                          13.0%

   181+ days                             7.4%

   YIELDS

                                              TAXABLE
                             7-DAY           EQUIVALENT
                           SEC YIELD(1)        YIELD(2)
-------------------------------------------------------
   Morgan Shares              0.63%             1.15%

   Reserve Shares             0.44%             0.80%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.53% for Morgan Shares and 0.36% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.21%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

                                   (UNAUDITED)

     JPMORGAN TAX FREE MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION*

   Primary Investments                  SHORT-TERM MUNICIPAL OBLIGATIONS

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                        SHARES

   Net assets                           $9.4 BILLION

   Average maturity                     37 DAYS

   S&P rating**                         AAA

   Moody's rating                       NOT RATED

   NAIC raiting                         NOT RATED

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

   MATURITY SCHEDULE

   1 day                                 5.5%

   2-7 days                             71.3%

   8-30 days                             1.2%

   31-60 days                            1.4%

   61-90 days                            1.4%

   91-180 days                          10.2%

   181+ days                             9.0%

   YIELDS

                                              TAXABLE
                             7-DAY           EQUIVALENT
                           SEC YIELD(1)       YIELD(2)
-------------------------------------------------------
   Morgan Shares              0.64%             1.04%

   Premier Shares             0.78%             1.27%

   Agency Shares              0.97%             1.58%

   Institutional Shares       1.03%             1.68%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.54%, 0.75%, 0.90% and 0.91% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 38.60%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

                                   (UNAUDITED)

     JPMORGAN LIQUID ASSETS MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION

   Primary Investments                  HIGH QUALITY, SHORT-TERM, U.S.
                                        DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                        SHARES

   Net assets                           $2.7 BILLION

   Average maturity                     73 DAYS

   S&P rating                           NOT RATED

   Moody's rating                       NOT RATED

   NAIC raiting                         NOT RATED

   MATURITY SCHEDULE

   1 day                                 7.1%

   2-7 days                              7.2%

   8-30 days                            23.9%

   31-60 days                           18.3%

   61-90 days                           23.9%

   91-180 days                          10.4%

   181+ days                             9.2%

   7-DAY SEC YIELD(1)

   Morgan Shares                         0.89%

   Premier Shares                       1.03%

   Agency Shares                        1.22%

   Institutional Shares                 1.28%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.57%, 0.93%, 1.09% and 1.11% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Liquid Assets Money Market Fund from prior day available to fund shareholders upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

     JPMORGAN PRIME MONEY MARKET FUND
     AS OF FEBRUARY 28, 2003

   FUND FACTS

   Objective                            HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                        PRESERVATION

   Primary Investments                  HIGH QUALITY, SHORT-TERM, U.S.
                                        DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS

   Suggested investment time frame      SHORT-TERM

   Share classes offered                MORGAN, PREMIER, AGENCY, SELECT, CASH
                                        MANAGEMENT, INSTITUTIONAL, RESERVE, B AND
                                        C SHARES

   Net assets                           $56.6 BILLION

   Average maturity                     45 DAYS

   S&P rating*                          AAA

   Moody's rating*                      Aaa

   NAIC raiting*                        CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                                 4.9%

   2-7 days                             23.1%

   8-30 days                            25.8%

   31-60 days                           22.7%

   61-90 days                           10.5%

   91-180 days                          10.4%

   181+ days                             2.6%

   7-DAY SEC YIELD(1)

   Morgan Shares                         0.85%

   Premier Shares                        0.99%

   Agency Shares                         1.18%

   Select Shares                         1.00%

   Cash Management Shares                0.49%

   Institutional Shares                  1.24%

   Reserve Shares                        0.74%

   B Shares                              0.20%

   C Shares                              0.19%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.81%, 0.98%, 1.13%, 0.96%, 0.48%, 1.13%,
0.72%, 0.16% and 0.15% for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Prime Money Market Fund from prior day available to fund shareholders upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             U.S. TREASURY SECURITIES -- 100.0%
             U.S. Treasury Bills,
$ 186,622      1.49%, 03/06/03                                     $     186,583
  241,203      1.43%, 03/13/03                                           241,088
  519,263      1.28%, 03/20/03                                           518,911
  585,603      1.30%, 03/27/03                                           585,056
  139,235      1.16%, 04/03/03                                           139,087
  356,444      1.26%, 04/10/03                                           355,943
  538,746      1.21%, 04/17/03                                           537,898
  506,433      1.20%, 04/24/03                                           505,522
  273,339      1.19%, 05/01/03                                           272,789
  550,474      1.17%, 05/08/03                                           549,260
  334,718      1.20%, 05/15/03                                           333,881
  273,440      1.14%, 05/22/03                                           272,730
   19,387      1.17%, 06/05/03                                            19,327
  278,103      1.16%, 06/19/03                                           277,114
   90,132      1.23%, 07/10/03                                            89,730
  482,880      1.16%, 08/07/03                                           480,397
  400,000      1.15%, 08/14/03                                           397,870
   12,221      1.17%, 08/21/03                                            12,152
             U.S. Treasury Notes & Bonds,
  150,000      4.25%, 03/31/03                                           150,224
   75,000      5.25%, 08/15/03                                            76,396
  125,000      5.75%, 08/15/03                                           127,252
   50,000      3.00%, 02/29/04                                            50,821
--------------------------------------------------------------------------------
             Total Investments-- 100.0%                            $   6,180,031
             (Cost $6,180,031) *
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT   ISSUER                                                       VALUE
-------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             U.S. GOVERNMENT AGENCY SECURITIES -- 60.4%
             Federal Farm Credit Bank,
$    6,017     1.19%, 03/03/03, DN                                 $      6,017
   550,000     1.20%, 03/19/03, FRN                                     550,000
    75,000     2.95%, 04/01/03                                           74,999
   100,000     1.19%, 05/02/03, FRN                                      99,998
    92,000     1.27%, 05/08/03, FRN                                      91,997
    58,000     1.27%, 08/08/03, FRN                                      58,000
    43,019     1.21%, 08/25/03, DN                                       42,763
    23,000     1.80%, 11/03/03                                           23,005
             Federal Home Loan Bank,
   177,500     1.20%, 03/21/03, Ser. 248, FRN                           177,496
    62,000     1.23%, 03/21/03, DN                                       61,958
    22,610     1.20%, 03/26/03, DN                                       22,591
    70,000     2.53%, 04/04/03, Ser. CS-03                               70,000
    25,000     2.55%, 04/08/03, Ser. DQ-03                               25,000
    29,400     2.75%, 04/08/03                                           29,400
    40,000     2.75%, 04/09/03                                           40,000
    50,000     2.80%, 04/10/03, Ser. FI-03                               50,000
    45,000     1.27%, 07/25/03, Ser. YR-03, FRN                          45,000
    17,000     6.88%, 08/15/03                                           17,389
    20,000     1.90%, 11/14/03, Ser. 9J-03                               20,000
   150,000     1.36%, 03/05/04, Ser. GH-04                              150,000
             Federal Home Loan Mortgage Corp.,
   200,000     1.24%, 03/04/03, DN                                      199,979
    50,000     4.75%, 03/15/03                                           50,037
   301,100     1.67%, 03/27/03, DN                                      300,738
   199,316     1.26%, 03/28/03, DN                                      199,128
   100,000     1.23%, 03/31/03, DN                                       99,898
    43,020     1.26%, 04/24/03, DN                                       42,935
    90,000     1.33%, 05/22/03, DN                                       89,727
    96,500     1.92%, 07/17/03, DN                                       95,790
    68,000     6.38%, 11/15/03                                           70,335
   140,000     1.30%, 01/29/04, DN                                      138,311
    44,425     5.25%, 02/15/04                                           46,069
             Federal National Mortgage Association,
   339,000     1.25%, 03/07/03, DN                                      338,929
   175,000     1.25%, 03/12/03, DN                                      174,933
   100,000     1.29%, 03/19/03, DN                                       99,936
    50,000     1.25%, 03/20/03, FRN                                      50,000
   183,936     1.24%, 04/02/03, DN                                      183,732
    72,757     2.50%, 04/04/03, DN                                       72,583
   150,000     1.19%, 04/15/03, FRN                                     149,990
   117,863     5.75%, 04/15/03                                          118,342
   185,000     1.69%, 04/16/03, DN                                      184,601
    80,000     1.29%, 04/25/03, DN                                       79,842
   135,000     1.29%, 04/28/03, DN                                      134,719
   100,000     1.29%, 04/29/03, DN                                       99,789
    83,000     1.31%, 05/28/03, DN                                       82,734

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Federal National Mortgage Association -- Continued

$  200,000     1.30%, 06/20/03, DN                                 $     199,198
   100,000     1.23%, 06/23/03                                            99,611
    71,000     1.99%, 06/27/03, DN                                        70,537
     5,000     4.00%, 08/15/03                                             5,049
    90,000     1.82%, 08/22/03, DN                                        89,210
   192,000     1.23%, 09/15/03, DN                                       190,701
    87,531     1.26%, 12/04/03                                            86,679
   108,000     5.13%, 02/13/04                                           111,840
             Student Loan Marketing Association,
    49,329     1.20%, 03/04/03, DN                                        49,324
    34,248     1.20%, 03/14/03, DN                                        34,233
    47,300     2.53%, 04/15/03, DN                                        47,150
    15,000     1.79%, 09/02/03, DN                                        14,862
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities                   5,757,084
             (Cost $5,757,084)
             -------------------------------------------------------------------

             REPURCHASE AGREEMENTS -- 39.6%
   200,000   Bear Stearns & Co., Inc., 1.38%, dated 02/28/03,
               due 03/03/03, repurchase price, $200,023,
               collateralized by U.S. Government Agency
               Securities                                                200,000
   905,000   Credit Suisse First Boston, 1.37%, dated 02/28/03,
               due 03/03/03, repurchase price, $905,103,
               collateralized by U.S. Government Agency
               Securities                                                905,000
   625,829   Deutsche Bank Securities, Inc., 1.38%, dated
               02/28/03, due 03/03/03, repurchase price, $625,901,
               collateralized by U.S. Government Agency
               Securities                                                625,829
   538,981   Greenwich Capital Markets, Inc., 1.38%, dated
               02/28/02, due 03/03/03, repurchase price, $539,043,
               collateralized by U.S. Treasury Agency                    538,981
   305,000   Salomon Smith Barney, Inc., 1.38%, dated
               02/28/03, due 03/03/03, repurchase price, $305,035,
               collateralized by U.S. Treasury Securities                305,000
 1,200,000   UBS Warburg LLC, 1.38%, dated 02/28/03,
               due 03/03/03, repurchase price, $1,200,138,
               collateralized by U.S. Treasury Securities              1,200,000
             -------------------------------------------------------------------
             Total Repurchase Agreements                               3,774,810
             (Cost $3,774,810)
--------------------------------------------------------------------------------

             Total Investments -- 100.0%                           $   9,531,894
             (Cost $9,531,894) *
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN TREASURY PLUS MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             U.S. TREASURY SECURITIES -- 59.0%
             U.S. Treasury Bills,
$  20,000      1.20%, 03/06/03                                     $      19,997
  125,000      1.53%, 03/06/03                                           124,974
   20,000      1.39%, 03/20/03                                            19,985
  300,000      1.18%, 03/27/03                                           299,744
  200,000      1.58%, 03/27/03                                           199,773
  100,000      1.63%, 04/17/03                                            99,787
  125,000      1.21%, 06/05/03                                           124,597
  150,000      1.22%, 06/19/03                                           149,443
  150,000      1.18%, 08/21/03                                           149,153
  250,000      1.18%, 08/28/03                                           248,525
             U.S. Treasury Notes & Bonds,
  190,000      4.25%, 03/31/03                                           190,283
   50,000      5.75%, 04/30/03                                            50,266
  100,000      3.88%, 07/31/03                                           101,066
  107,951      11.13%, 08/15/03                                          112,860
  295,000      3.63%, 08/31/03                                           297,731
             -------------------------------------------------------------------
             Total U.S. Treasury Securities                            2,188,184
             (Cost $2,188,184)
             -------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 41.0%
  415,000    Credit Suisse First Boston, 1.33%, dated 02/28/03,
               due 03/03/03, repurchase price, $415,046,
               collateralized by U.S. Treasury Bonds                     415,000
  295,232    Deutsche Bank Securities, Inc., 1.33%, dated
               02/28/03, due 03/03/03, repurchase price,
               $295,265, collateralized by U.S. Treasury Securities      295,232
   42,553    Greenwich Capital Markets, 1.33%, dated 02/28/03,
               due 03/03/03, repurchase price, $42,558,
               collateralized by U.S. Treasury Bonds                      42,553
  350,000    Salomon Smith Barney, Inc., 1.33%, dated 02/28/03,
               due 03/03/03, repurchase price, $350,039,
               collateralized by U.S. Treasury Securities                350,000
  415,000    UBS Warburg LLC, 1.33%, dated 02/28/03, due
               03/03/03, repurchase price, $415,046,
               collateralized by U.S. Treasury Securities                415,000
             -------------------------------------------------------------------
             Total Repurchase Agreements                               1,517,785
             (Cost $1,517,785)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $   3,705,969
             (Cost $3,705,969)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN FEDERAL MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             U.S. TREASURY SECURITIES -- 7.0%
             U.S. Treasury Bills,
$ 200,000      1.21%, 03/20/03                                     $     199,872
  106,877      1.39%, 03/20/03                                           106,799
             -------------------------------------------------------------------
             Total U.S. Treasury Securities                              306,671
             (Cost $306,671)
             -------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY SECURITIES -- 93.0%
             Federal Farm Credit Bank,
   62,006      1.19%, 03/03/03, DN                                        62,002
    7,000      1.23%, 03/03/03, DN                                         7,000
   50,000      1.24%, 03/03/03, DN                                        49,997
   50,000      1.24%, 03/04/03, DN                                        49,995
   75,000      1.26%, 03/14/03, DN                                        74,966
  450,000      1.20%, 03/19/03, FRN                                      449,999
   20,000      1.22%, 04/25/03, DN                                        19,963
   50,000      1.26%, 04/25/03, DN                                        49,904
   50,000      1.19%, 05/02/03, FRN                                       49,999
   25,000      1.44%, 05/06/03, DN                                        24,934
   55,000      1.27%, 05/08/03, FRN                                       54,998
   50,000      1.20%, 05/14/03, DN                                        49,877
   15,000      1.20%, 05/15/03, DN                                        14,963
   49,325      2.25%, 06/26/03                                            49,448
   25,000      1.27%, 06/30/03, FRN                                       25,000
  250,000      1.19%, 07/03/03, DN                                       250,000
   45,000      1.32%, 07/09/03, DN                                        44,786
   33,000      1.90%, 07/29/03                                            33,011
   10,000      1.27%, 07/30/03, FRN                                       10,000
   40,000      1.27%, 08/08/03, FRN                                       40,000
   31,981      1.21%, 08/25/03, DN                                        31,791
   21,886      1.23%, 10/27/03, DN                                        21,707
   22,000      1.80%, 11/03/03                                            22,005
   17,475      1.27%, 01/06/04, DN                                        17,283
             Federal Home Loan Bank,
  100,000      1.26%, 03/05/03, DN                                        99,986
   95,000      1.26%, 03/07/03, DN                                        94,980
  100,000      1.22%, 03/19/03, DN                                        99,939
  100,000      1.20%, 03/21/03, Ser. 248, FRN                             99,998
   36,000      1.27%, 03/21/03, DN                                        35,975
   77,390      1.20%, 03/26/03, DN                                        77,326
   31,763      1.23%, 03/28/03, DN                                        31,734
    2,089      1.70%, 03/28/03, DN                                         2,086
   50,000      2.53%, 04/04/03, Ser. CS-03                                50,000
   50,000      2.54%, 04/04/03, Ser. CX-03                                50,000
   50,000      2.56%, 04/08/03, Ser. DU-03                                50,000
   50,000      2.76%, 04/08/03, Ser. EH-03                                50,000
   50,000      2.76%, 04/09/03, Ser. EI-03                                50,000
   50,000      2.80%, 04/10/03, Ser. FI-03                                50,000
   33,000      1.22%, 04/11/03, DN                                        32,954

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                       VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             FEDERAL HOME LOAN BANK -- CONTINUED
$ 100,000      2.80%, 04/11/03, Ser. EV-03                         $     100,000
   40,000      2.81%, 04/11/03                                            40,000
    3,121      1.27%, 05/15/03, DN                                         3,113
  218,000      1.22%, 05/16/03, DN                                       217,438
   66,000      1.23%, 05/21/03, DN                                        65,818
   35,000      1.23%, 05/28/03, DN                                        34,895
   30,000      1.27%, 07/25/03, Ser. YR-03, FRN                           30,000
   15,000      2.15%, 08/07/03, Ser. WM-03                                15,059
   15,000      1.90%, 11/14/03, Ser. 9J-03                                15,000
    7,500      1.70%, 11/28/03, Ser. BB-03                                 7,500
   25,870      5.38%, 01/05/04                                            26,752
   85,500      1.40%, 03/08/04, Ser. GN-04                                85,500
             Student Loan Marketing Association,
   37,950      1.30%, 03/03/03, DN                                        37,947
   25,671      1.20%, 03/04/03, DN                                        25,668
  160,752      1.20%, 03/14/03, DN                                       160,682
  100,000      1.20%, 04/25/03, DN                                        99,817
   58,050      1.22%, 04/25/03, DN                                        57,942
   19,570      1.25%, 12/02/03, DN                                        19,382
             Tennessee Valley Authority,
  171,000      1.20%, 03/05/03, DN                                       170,977
   18,473      1.20%, 03/07/03, DN                                        18,469
  120,000      1.20%, 03/11/03, DN                                       119,960
   50,000      1.20%, 03/25/03, DN                                        49,960
   65,000      1.20%, 03/27/03, DN                                        64,944
   53,000      1.20%, 03/28/03, DN                                        52,952
   90,000      1.21%, 04/10/03, DN                                        89,879
  100,000      1.20%, 04/11/03, DN                                        99,863
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities                   4,088,123
             (Cost $4,088,123)
--------------------------------------------------------------------------------

             Total Investments -- 100.0%                           $   4,394,794
             (Cost $4,394,794) *
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
             California -- 91.7%
$   1,500    ABAG Finance Authority for Nonprofit
               Corps, Point Loma Nazarene University, Rev.,
               FRDO, 1.10%, 03/06/03                               $       1,500
    1,500    ABN AMRO Munitops Certificate Trust, Ser. 2003-1,
               GO, FRDO, AMBAC, 1.05%, 03/05/03                            1,500
    1,200    Alameda County IDA, Scientific Technology Project,
               Ser. A, Rev., FRDO, 1.15%, 03/05/03                         1,200
    2,300    Antelope Valley Union High School District, School
               Facility Bridge Funding Program, Ser. B, COP,
               FRDO, FSA, 1.00%, 03/05/03                                  2,300
    3,135    Auburn Union School District, COP, FRDO, FSA,
               1.05%, 03/06/03                                             3,135
      575    California Communities Housing Finance Agency,
               Subordinated, Ser. B, Rev., FRDO, 1.05%, 03/06/03             575
      200    California Economic Development Financing
               Authority, Airport Facilities, Mercury Air
               Group, Inc., Rev., FRDO, 1.05%, 03/06/03                      200
    1,300    California Economic Development Financing
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 1.10%, 03/05/03                        1,300
    1,000    California Educational Facilities Authority, Loyola
               Marymount University, Ser. B, Rev., FRDO, MBIA,
               1.10%, 03/06/03                                             1,000
      150    California Educational Facilities Authority,
               Stanford University, FLOATS, Ser. PA-542,
               Rev., FRDO, 1.07%, 03/06/03                                   150
      500    California Educational Facilities Authority,
               University of San Francisco, Rev.,
               FRDO, 1.10%, 03/05/03                                         500
    1,700    California Housing Finance Agency, FLOATS,
               Ser. PA-539R, Rev., FRDO, 1.07%, 03/06/03                   1,700
      390    California Housing Finance Agency, FLOATS,
               Ser. PA-58, FRDO, 1.07%, 03/06/03                             390
    2,460    California Housing Finance Agency, FLOATS,
               Ser. PT-614, Rev., FRDO, 1.20%, 03/06/03                    2,460
    1,200    California Housing Finance Agency, Home
               Mortgage, Ser. F, Rev., FRDO, AMBAC,
               1.10%, 03/01/03                                             1,200
      100    California Housing Finance Agency, Home
               Mortgage, Ser. J, Rev., FRDO, MBIA,
               1.11%, 03/01/03                                               100
      700    California Housing Finance Agency, Home
               Mortgage, Ser. M, Rev., FRDO, 1.20%, 03/01/03                 700
      900    California Housing Finance Agency, Home
               Mortgage, Ser. M, Rev., FRDO, 1.20%, 03/01/03                 900

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   1,100    California Housing Finance Agency, Home
               Mortgage, Ser. R, Rev., FRDO, AMBAC,
               1.20%, 03/01/03                                     $       1,100
      900    California Housing Finance Agency, Home
               Mortgage, Ser. U, Rev., FRDO, MBIA,
               1.11%, 03/01/03                                               900
      300    California Housing Finance Agency, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.14%, 03/01/03                  300
      100    California Housing Finance Agency, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.05%, 03/05/03                  100
    1,000    California Infrastructure & Economic Development
               Bank, IDR, Adams Rite Manufacturing Co. Project,
               Ser. A, Rev., FRDO, 1.10%, 03/05/03                         1,000
    1,610    California Infrastructure & Economic Development
               Bank, IDR, Pleasant Mattress, Inc. Project, Ser. A,
               Rev., FRDO, 1.10%, 03/05/03                                 1,610
    1,950    California Infrastructure & Economic Development
               Bank, IDR, Standard Abrasive Manufacturing Project,
               Ser. A, Rev., FRDO, 1.10%, 03/05/03                         1,950
      300    California PCFA, PCR, Exxon-Mobil Project,
               Rev., FRDO, 1.00%, 03/01/03                                   300
      100    California PCFA, Solid Waste Disposal, Gilton Solid
               Waste Management, Ser. A, Rev., FRDO,
               1.05%, 03/06/03                                               100
    3,800    California PCFA, Solid Waste Disposal, Shell
               Martinez Refining Project, Ser. A, Rev., FRDO,
               1.10%, 03/01/03                                             3,800
      635    California School Facilities Financing Corp., Capital
               Improvement Financing Project, Ser. B, COP, FRDO,
               1.05%, 03/05/03                                               635
    1,000    California State Department of Water Resources,
               Power Supply, Eagle, Ser. 2000-6017, Class A, Rev.,
               FRDO, AMBAC, 1.05%, 03/06/03                                1,000
    1,300    California State Department of Water Resources,
               Power Supply, Ser. B-4, Rev., FRDO,
               1.15%, 03/01/03                                             1,300
      700    California State Department of Water Resources,
               Power Supply, Ser. B-6, Rev., FRDO,
               1.10%, 03/01/03                                               700
    1,000    California State, Municipal Securities Trust Receipts,
               Ser. SGA-40, GO, FRDO, FGIC, 1.10%, 03/05/03                1,000
      300    California State, Municipal Securities Trust Receipts,
               Ser. SGA-55, GO, FRDO, FGIC, 1.17%, 03/05/03                  300
    1,000    California State, Rev., RAN, 2.75%, 06/20/03                  1,004
    6,000    California State, Rev., RAN, 2.50%, 06/27/03                  6,015
    8,000    California State, Rev., RAN, FRDO,
               1.34%, 03/06/03                                             8,002
    3,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
               1.38%, 01/03/04                                             3,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   1,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
               1.25%, 03/01/03                                     $       1,000
    1,500    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
               1.70%, 07/01/03                                             1,500
    1,000    California Statewide Communities Development
               Authority, Multi-Family Housing, Canyon Springs
               Apartments, Ser. KK, Rev., FRDO, 1.05%, 03/06/03            1,000
      800    California Statewide Communities Development
               Authority, Sutter Health Obligation Group,
               COP, FRDO, 1.10%, 03/01/03                                    800
    5,000    Charter Mac Floater Certificate Trust I, Ser. CAL-1,
               MBIA, 1.20%, 03/06/03                                       5,000
    2,000    Charter Mac Floater Certificate Trust I, Ser. CAL-2,
               Rev., FRDO, MBIA, 1.20%, 03/06/03                           2,000
    3,200    Colton Redevelopment Agency, Multi-Family
               Housing, 1985 Issue, Ser. A, Rev., FRDO,
               1.05%, 03/04/03                                             3,200
    1,225    East Bay Municipal Utility District, Water Systems,
               Sub Ser. B, Rev., FRDO, FSA, 1.00%, 03/05/03                1,225
    1,600    Elsinore Valley Municipal Water District,
               Ser. A, COP, FRDO, FGIC, 1.05%, 03/05/03                    1,600
    7,580    Glendale, California, Hospital, FLOATS, Ser. 590,
               Rev., FRDO, MBIA, 1.11%, 03/06/03                           7,580
      300    Hayward, California, Multi-Family Housing,
               Shorewoood, Ser. A, Rev., FRDO, 1.05%, 03/06/03               300
      900    Irvine Ranch Water District, Improvement District
               No. 182, Ser. A, GO, FRDO, 1.10%, 03/01/03                    900
      100    Irvine Ranch Water District, Improvement Districts,
               GO, FRDO, 1.08%, 03/01/03                                     100
      100    Irvine Ranch Water District, Rev., CONS, FRDO,
               1.10%, 03/01/03                                               100
      200    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 93-14, Special Assessment,
               FRDO, 1.10%, 03/01/03                                         200
    3,000    La Quinta Redevelopment Agency, Tax Allocation,
               Multi-Family Housing, MiraFlores Apartments,
               Ser. A, Rev., FRDO, 1.05%, 03/06/03                         3,000
      200    Lodi, California, Electric Systems, Ser. A,
               COP, FRDO, MBIA, 1.00%, 03/05/03                              200
    1,300    Los Angeles Community Redevelopment Agency,
               Multi-Family Housing, Security Building Project,
               Ser. A, Rev., FRDO, 1.10%, 03/06/03                         1,300
      100    Los Angeles County Metropolitan Transportation
               Authority, Proposition C, Ser. A, Rev., FRDO, MBIA,
               1.05%, 03/06/03                                               100
      415    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Floating Rate Receipts,
               Ser. SG-54, FRDO, 1.07%, 03/06/03                             415

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   2,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Floating Rate Receipts,
               Ser. SG-55, Rev., FRDO, MBIA, 1.07%, 03/06/03       $       2,000
      700    Los Angeles Department of Water & Power,
               Waterworks, Sub Ser. B-4, Rev., FRDO,
               1.00%, 03/06/03                                               700
      575    Los Angeles Housing Authority, Multi-Family
               Housing, Ser. A, Rev., FRDO, 0.95%, 03/01/03                  575
    2,000    Los Angeles, California, GO, TRAN,
               3.00%, 10/15/03                                             2,008
    2,000    Los Angeles, California, Single Family Mortgage,
               FLOATS, Ser. PT-707, Rev., FRDO,
               1.20%, 03/06/03                                             2,000
    1,000    Marysville Joint Unified School District, GO,
               TRAN, 2.50%, 10/15/03                                       1,007
    1,000    Metropolitan Water District of Southern California,
               Waterworks, Ser. B-2, Rev., FRDO,
               1.00%, 03/05/03                                             1,000
    1,000    Monrovia Unified School District, Municipal
               Securities Trust Receipts, Ser. SGA-70, GO, FRDO,
               MBIA, 1.10%, 03/05/03                                       1,000
    2,100    Morgan Hill Unified School District, Floating Rate
               Receipts, Ser. SG-145, GO, FRDO, FGIC,
               1.07%, 03/06/03                                             2,100
    1,000    Northern California Power Agency, Hydroelectric
               No. 1, Ser. A, Rev., FRDO, MBIA, 1.00%, 03/05/03            1,000
    1,000    Northern California Power Agency, Hydroelectric
               No. 1, Ser. B, Rev., FRDO, MBIA, 1.05%, 03/05/03            1,000
    1,000    Oakland, California, GO, TRAN, 3.00%, 07/29/03                1,006
    1,000    Oakland-Alameda County Coliseum Authority,
               Coliseum Project, Ser. C-1, Rev., FRDO,
               0.90%, 03/05/03                                             1,000
    3,000    Oceanside, California, Multi-Family Housing,
               Lakeridge Apartments Project, Rev.,
               FRDO, 0.95%, 03/05/03                                       3,000
      100    Ontario Redevelopment Agency, IDR, Safariland
               Project, Rev., FRDO, 1.10%, 03/05/03                          100
      300    Ontario Redevelopment Agency, Multi-Family
               Housing, Seasons at Gateway, Sub Ser. B,
               Rev., FRDO, 1.05%, 03/05/03                                   300
      800    Orange County, Apartment Development,
               Bear Brand Apartments Project, Ser. Z, Rev.,
               FRDO, 1.00%, 03/06/03                                         800
      949    Orange County, Apartment Development,
               Multi-Family Housing, Niguel Summit 2, Ser. B,
               Rev., FRDO, 1.00%, 03/04/03                                   949
      700    Orange County, Apartment Development,
               Multi-Family Housing, Pointe Niguel Project, Ser. C,
               Rev., FRDO, 1.00%, 03/06/03                                   700

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   1,935    Oxnard Industrial Development Financing Authority,
               IDR, Accurate Engineering Project, Rev., FRDO,
               1.10%, 03/05/03                                     $       1,935
    1,620    Pasadena, California, Rose Bowl Improvements
               Project, COP, FRDO, 1.05%, 03/05/03                         1,620
    1,000    Placentia, California, Rev., TRAN, 3.00%,
               06/30/03                                                    1,005
    1,000    Pleasant Hill Redevelopment Agency, Multi-Family
               Housing, Chateau III, Ser. A, Rev., FRDO,
               1.10%, 03/06/03                                             1,000
    3,000    Riverside County, Special Tax, Community
               Facilities District No. 89-5, FRDO, AMBAC,
               1.05%, 03/05/03                                             3,000
      900    Riverside Unified School District, School Facility
               Bridge Program, COP, FRDO, FSA,
               1.10%, 03/06/03                                               900
    4,000    Sacramento County Housing Authority, Multi-Family
               Housing, Ashford, Ser. D, Rev., FRDO,
               1.05%, 03/06/03                                             4,000
      550    San Bernardino County Housing Authority,
               Multi-Family Housing, Victoria Terrace Project,
               Ser. A, Rev., FRDO, 1.15%, 03/02/03                           550
    1,400    San Diego Housing Authority, Multi-Family Housing,
               Nobel Courts, Ser. L, Rev., FRDO, 1.00%,
               03/06/03                                                    1,400
      300    San Diego, California, Multi-Family Housing, Issue
               A, Rev., FRDO, 1.00%, 03/06/03                                300
    1,800    San Francisco City & County Airports Commission,
               International Airport, Municipal Securities Trust
               Receipts, Ser. SG-110, Rev., FRDO, FGIC,
               1.13%, 03/06/03                                             1,800
    1,000    San Jose Unified School District/Santa Clara
               County, GO, TRAN, 2.50%, 10/29/03                           1,006
    1,000    San Jose, California, Airport, Ser. II-R-2004,
               Rev., FRDO, FSA, 1.05%, 03/06/03                            1,000
      700    San Jose, California, Multi-Family Housing, Villa
               Monterey Apartments, Ser. F, 1.05%, 03/06/03                  700
      500    Santa Ana Housing Authority, Multi-Family Housing,
               Vintage Apartments, Ser. A, Rev., FRDO,
               1.05%, 03/06/03                                               500
      650    Santa Ana Unified School District, COP, FRDO,
               1.05%, 03/05/03                                               650
    1,000    Santa Clara Valley Transportation Authority,
               Rev., BAN, 3.00%, 12/04/03                                  1,013
      500    Santa Monica Community College District, Ser. A,
               GO, FSA, 3.00%, 08/01/03                                      503
    1,950    Selma, California, GO, TRAN, 3.25%, 06/30/03                  1,956
    4,300    Solano County Board Education, GO, TRAN,
               2.50%, 11/13/03                                             4,326

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   2,600    Southern California Public Power Authority,
               Transmission Project, Rev., FRDO, AMBAC,
               1.00%, 03/05/03                                     $       2,600
    1,000    Sulpher Springs Union School District, Bridge
               Funding Program, COP, FRDO, FSA,
               1.05%, 03/06/03                                             1,000
      600    Three Valleys Municipal Water District, Miramar
               Water Treatment, COP, FRDO, 1.05%, 03/05/03                   600
    2,000    Tobacco Securitization Authority of Southern
               California, Southern California Tobacco Settlement,
               FLOATS, Ser. PT-648, 1.17%, 03/06/03                        2,000
      425    Upland Community Redevelopment Agency,
               Multi-Family Housing, Northwoods Project,
               Ser. 168-A, Rev., FRDO, 1.05%, 03/06/03                       425
    1,000    West Contra Costa Unified School District, GO,
               TRAN, 2.50%, 11/06/03                                       1,005
                                                                   -------------
                                                                         145,485

             Puerto Rico -- 8.3%
      835    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
               1.01%, 03/06/03                                               835
    5,400    Puerto Rico Commonwealth, Rev., TRAN,
               2.50%, 07/30/03                                             5,425
      400    Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
               Class F, GO, FRDO, MBIA, 1.08%, 03/06/03                      400
    2,000    Puerto Rico Electric Power Authority, Rev., FRDO,
               1.60%, 03/06/03                                             2,000
    3,000    Puerto Rico Government Development Bank,
               1.05%, 04/07/03                                             3,000
      170    Puerto Rico Highway & Transportation Authority,
               Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
               1.08%, 03/06/03                                               170
    1,300    TICS/TOCS Trust, Commonwealth of Puerto Rico,
               Ser. 2001-2, GO, FRDO, FSA, 1.05%, 03/06/03                 1,300
                                                                   -------------
                                                                          13,130

--------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $158,615) *                                     $     158,615
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             STATE AND MUNICIPAL OBLIGATIONS -- 100.0%

             New York -- 99.8%
$  14,795    ABN AMRO Munitops Certificate Trust, Ser.
               2002-19, Rev., FRDO, MBIA-IBC, 1.55%, 08/20/03      $      14,795
   12,000    ABN AMRO Munitops, Certificates Trust,
               Ser. 1999-13, FRDO, FGIC, 1.09%, 03/05/03                  12,000
      455    Albany IDA, IDR, Newkirk Productions, Inc. Project,
               Ser. A, Rev., FRDO, 1.15%, 03/06/03                           455
      460    Alexander Central School District, GO, FGIC,
               2.25%, 06/15/03                                               461
    2,300    Allegany County, IDA, Environmental Facilties,
               Atlantic Richfield Project, Rev., FRDO, 1.15%,
               03/01/03                                                    2,300
    4,000    Amityville Union Free School District, GO, TAN,
               2.25%, 06/26/03                                             4,009
    1,585    Attica Central School District, GO, FGIC, 2.80%,
               06/15/03                                                    1,589
    7,800    Auburn, New York, GO, BAN, 2.63%, 06/13/03                    7,800
    1,150    Babylon IDA, IDR, Edwin Berger/Lambro Industries,
               Rev., FRDO, 1.10%, 03/05/03                                 1,150
    3,000    Babylon Union Free School District, GO, TAN,
               2.50%, 06/26/03                                             3,009
    1,500    Beaver River Central School District, GO, BAN,
               3.00%, 07/16/03                                             1,505
    2,000    Binghamton City School District, GO, BAN,
               2.50%, 10/24/03                                             2,009
    7,000    Board of Cooperative Educational Services Second
               Supervisory District of Westchester, GO, RAN,
               2.50%, 07/31/03                                             7,022
   13,000    Board of Cooperative Educational Services Sole
               Supervisory District of Oswego County, Rev.,
               RAN, 2.50%, 06/26/03                                       13,030
    5,500    Board of Cooperative Educational Services Sole
               Supervisory District of Oswego County, Rev.,
               RAN, 2.50%, 06/30/03                                        5,513
    5,900    Bolivar-Richburg Central School District, GO, BAN,
               2.25%, 03/14/03                                             5,902
    2,496    Brookhaven IDA, IDR, Waverly Association LLC,
               Rev., FRDO, 1.30%, 03/06/03                                 2,496
      100    Broome County IDA, IDR, Binghamton Realty
               Project, Rev., FRDO, 1.05%, 03/05/03                          100
      485    Campbell-Savona Central School District, GO,
               FGIC, 2.13%, 06/15/03                                         486
    8,000    Candor Central School District, GO, BAN,
               2.15%, 11/21/03                                             8,035
   15,000    Chautauqua County, GO, TAN, 1.75%, 01/15/04                  15,065
      680    Cheektowaga Central School District, GO, FSA,
               3.00%, 06/01/03                                               683
   10,000    Chemung County, GO, RAN, 2.25%, 08/15/03                     10,029

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   2,750    Clyde-Savannah Central School District, GO, BAN,
               2.75%, 06/19/03                                     $       2,756
    2,705    Dutchess County IDA, Marist College Civic
               Facilities, Ser. A, Rev., FRDO, 1.10%, 03/06/03             2,705
    4,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 2002-6003, Class A, COP, Rev., FRDO, FSA,
               1.11%, 03/06/03                                             4,000
    5,990    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.11%, 03/06/03                5,990
    3,300    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.11%, 03/06/03                3,300
   10,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3203, Class A, FRDO, #, 1.11%, 03/06/03            10,000
    8,805    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3205, Class A, FRDO, #, 1.11%, 03/06/03             8,805
    9,910    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3208, Class A, FRDO, #, 1.11%, 03/06/03             9,910
   12,155    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96-3207, Class A, FRDO, #, 1.11%, 03/06/03            12,155
    5,900    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3203, Class A, FRDO, #, 1.11%, 03/06/0             5,900
   14,850    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3208, Class A, FRDO, #, 1.11%, 03/06/03           14,850
    8,135    Eagle Tax Exempt Trust, Weekly Partner
               Certificate, Class A, Rev., FRDO, AMBAC, #,
               1.11%, 03/06/03                                             8,135
    4,800    Eastchester Union Free School District, GO, TAN,
               2.50%, 06/27/03                                             4,811
    2,700    Erie County Water Authority, Ser. A, Rev., FRDO,
               AMBAC, 1.00%, 03/05/03                                      2,700
    1,400    Erie County Water Authority, Ser. B, Rev., FRDO,
               AMBAC, 1.00%, 03/05/03                                      1,400
    7,500    Fabius-Pompey Central School District, Ser. B, GO,
               BAN, 1.75%, 07/18/03                                        7,513
    4,000    Farmingdale Union Free School District, GO, BAN,
               2.25%, 11/19/03                                             4,021
    1,500    Fayetteville-Manlius Central School District, GO,
               BAN, 2.50%, 07/11/03                                        1,504
    5,400    Fishkill, New York, GO, BAN, 2.75%, 05/23/03                  5,410
    2,279    Freeport, New York, Ser. A, GO, BAN, 2.50%,
               03/20/03                                                    2,280
      570    Gananda Central School District, GO, FGIC,
               2.75%, 06/15/03                                               572
    1,600    Glen Cove, New York, GO, BAN, 2.50%, 12/04/03                 1,610
      530    Glens Falls IDA, IDR, Broad Street Center Project,
               Rev., FRDO, 1.15%, 03/05/03                                   530
    7,275    Gorham-Middlesex Central School District, GO,
               BAN, 1.75%, 01/23/04                                        7,285
    2,500    Gouverneur Central School District, GO, BAN,
               2.38%, 06/30/03                                             2,505

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   3,740    Great Neck North Water Authority, Water System,
               Ser. A, Rev., FRDO, FGIC, 1.05%, 03/05/03           $       3,740
    7,700    Greenville Central School District, GO, BAN,
               2.50%, 07/10/03                                             7,722
    1,000    Guilderland IDA, IDR, Northeastern Industrial Park,
               Ser. A, Rev., FRDO, 1.05%, 03/05/03                         1,000
    3,600    Hempstead Village, New York, GO, TAN,
               2.00%, 12/11/03                                             3,615
    2,600    Honeoye Falls-Lima Central School District, GO,
               RAN, 2.50%, 06/19/03                                        2,605
   20,000    Hornell City School District, GO, BAN,
               3.00%, 05/01/03                                            20,027
    2,000    Huntington, New York, GO, BAN, 1.75%, 05/23/03                2,003
    2,000    Islip IDA, Brentwood Distribution Co. Facility, Rev.,
               FRDO, 1.05%, 03/06/03                                       2,000
   16,490    Leroy Central School District, GO, BAN,
               2.50%, 03/19/03                                            16,496
   14,000    Liverpool Central School District, GO, RAN,
               2.50%, 07/12/03                                            14,041
    8,780    Long Island Power Authority, Electric Systems,
               Floating Rate Receipts, Ser. SG-125,
               1.10%, 03/06/03                                             8,780
    7,710    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-1051, Rev., FRDO, FSA,
               1.08%, 03/06/03                                             7,710
    5,050    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-368, Rev., FRDO,
               1.18%, 03/06/03                                             5,050
   10,600    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-522, Rev., FRDO, FSA,
               1.10%, 03/06/03                                            10,600
    4,360    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-841, Rev., FRDO, FSA,
               1.10%, 03/06/03                                             4,360
      462    Long Island Power Authority, Electric Systems,
               Ser.7, Sub Ser. 7-A, Rev., FRDO, MBIA,
               1.01%, 03/05/03                                               462
    2,000    Long Island Power Authority, Electric Systems,
               Ser. 7, Sub Ser. 7-B, Rev., FRDO, MBIA,
               1.10%, 03/05/03                                             2,000
    4,000    Long Island Power Authority, Electric Systems,
               Sub Ser. 3-B, Rev., FRDO, 1.10%, 03/01/03                   4,000
    6,815    Metropolitan Transportation Authority, Dedicated
               Tax Fund, FLOATS, Ser. PA-683, FRDO,
               1.11%, 03/06/03                                             6,815
    9,425    Metropolitan Transportation Authority, Dedicated
               Tax Fund, Municipal Securities Trust Receipts,
               Ser. SGA-81, Rev., FRDO, FSA, 1.13%, 03/05/03               9,425
    3,300    Metropolitan Transportation Authority, EAGLE,
               Ser. 2002-6021, Class A, Rev., FRDO, MBIA,
               1.11%, 03/06/03                                             3,300

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   5,000    Metropolitan Transportation Authority, EAGLE,
               Ser. 2002-6028, Class A, Rev., FRDO, MBIA,
               1.11%, 03/06/03                                     $       5,000
   22,600    Metropolitan Transportation Authority, FLOATS,
               Ser. 1040, Rev., FRDO, FGIC, 1.11%, 03/06/03               22,600
    6,485    Metropolitan Transportation Authority, New York,
               Municipal Securities Trust Receipts, Ser. SGA-82,
               Rev., FRDO, FSA, 1.13%, 03/05/03                            6,485
    3,300    Metropolitan Transportation Authority, Ser. D-1,
               Rev., FRDO, FSA, 1.10%, 03/06/03                            3,300
    5,200    Metropolitan Transportation Authority, Ser. D-2,
               Rev., FRDO, FSA, 1.10%, 03/06/03                            5,200
    9,995    Metropolitan Transportation Authority,
               Service Contract, FLOATS, Ser. PA-1042R, Rev.,
               FRDO, MBIA, 1.11%, 03/06/03                                 9,995
    1,400    Metropolitan Transportation Authority,
               Service Contract, FLOATS, Ser. PA-1105, Rev.,
               FRDO, 1.11%, 03/06/03                                       1,400
    2,524    Moriah Central School District, GO, BAN,
               2.50%, 07/24/03                                             2,531
   11,865    Morris Central School District, GO, BAN,
               2.50%, 06/20/03                                            11,887
    7,500    Nassau County Interim Finance Authority,
               Municipal Securities Trust Receipts, Special Tax,
               Ser. SGA-108, FRDO, 1.13%, 03/05/03                         7,500
   10,000    Nassau County Interim Finance Authority,
               Sales Tax Secured, Ser. B, Rev., FRDO, FSA,
               1.05%, 03/05/03                                            10,000
    1,820    Nassau County Interim Financing Authority,
               FLOATS, Ser. PA 901, Rev., FRDO, AMBAC,
               1.10%, 03/06/03                                             1,820
    5,500    New York City Housing Development Corp.,
               Multi-Family Housing, 55 Pierrepont Development,
               Ser. A, Rev., FRDO, 1.10%, 03/05/03                         5,500
    3,400    New York City Housing Development Corp.,
               Multi-Family Rental Housing, 100 Jane Street
               Development, Ser. A, Rev., FRDO,
               1.15%, 03/05/03                                             3,400
    3,300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Columbus Green,
               Ser. A, Rev., FRDO, 1.10%, 03/05/03                         3,300
    7,000    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Lyric Development,
               Ser. A, Rev., FRDO, 1.15%, 03/05/03                         7,000
      300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Tribeca Tower,
               Ser. A, Rev., FRDO, 1.15%, 03/05/03                           300
    3,300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, West 43rd Street
               Development, Ser. A, Rev., FRDO,
               1.15%, 03/05/03                                             3,300

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   2,400    New York City Housing Development Corp.,
               Multi-Family Rental Housing, West 89th Street
               Development, Ser. A, Rev., FRDO,
               1.15%, 03/05/03                                     $       2,400
    2,000    New York City IDA, Civic Facilities, Abraham
               Joshua Heschel Project, Rev., FRDO,
               1.15%, 03/06/03                                             2,000
   28,720    New York City IDA, Civic Facilities, Center for
               Jewish History Project, Rev., FRDO,
               1.06%, 03/06/03                                            28,720
    5,150    New York City IDA, Civic Facilities, Columbia
               Grammar & Prep School, Rev., FRDO,
               1.10%, 03/06/03                                             5,150
    1,600    New York City IDA, Civic Facilities, Hewitt School
               Project, Rev., FRDO, 1.10%, 03/06/03                        1,600
    4,700    New York City IDA, Civic Facilities, Jamaica First
               Packaging LLC Project, Rev., FRDO,
               1.10%, 03/06/03                                             4,700
    7,500    New York City IDA, Civic Facilities, Municipal
               Securities Trust Receipts, Ser. SGA-110,
               Rev., FRDO, 1.13%, 03/05/03                                 7,505
    2,800    New York City IDA, IDB, Civic Facilities, Calhoun
               School, Inc., Project, Rev., FRDO, 1.15%, 03/06/03          2,800
    3,000    New York City IDA, IDR, DXB Videotape, Inc.
               Project, Rev., FRDO, 1.10%, 03/05/03                        3,000
    5,400    New York City IDA, Special Facilities, Korean
               Airlines Co., Ser. C, Rev., FRDO, 1.15%, 03/05/03           5,400
   27,800    New York City Metro Transit Authority,
               1.05%, 03/03/03                                            27,800
   32,300    New York City Metro Transit Authority,
               1.05%, 03/03/03                                            32,300
   25,000    New York City Metro Transit Authority,
               1.15%, 03/03/03                                            25,000
   10,000    New York City Metro Transit Authority,
               1.10%, 11/06/03                                            10,000
   13,900    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Fiscal Year 2003,
               Sub Ser. C-2, Rev., FRDO, 1.10%, 03/06/03                  13,900
   15,960    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Floating Trust Receipts,
               Ser. 11, Rev., FRDO, FSA, 1.10%, 03/05/03                  15,960
    2,900    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-1076,
               Rev., FRDO, 1.12%, 03/06/03                                 2,900
    5,100    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-1085,
               Rev., FRDO, FGIC, 1.10%, 03/06/03                           5,100
    8,410    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-447,
               Rev., FRDO, FGIC, 1.08%, 03/06/03                           8,410

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$  28,140    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-523,
               Rev., FRDO, FGIC, 1.08%, 03/06/03                   $      28,140
    6,495    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-900,
               Rev., FRDO, 1.12%, 03/06/03                                 6,495
    3,300    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Municipal Securities Trust
               Receipts, Ser. SGA-12, Rev., FRDO,
               1.13%, 03/05/03                                             3,300
    7,255    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Municipal Securities Trust
               Receipts, Ser. SGA-13, Rev., FRDO,
               1.13%, 03/05/03                                             7,255
    2,390    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Municipal Securities Trust
               Receipts, Ser. SGB-25, Rev., FRDO, MBIA,
               1.11%, 03/06/03                                             2,390
    9,000    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Municipal Securities Trust
               Receipts, Ser. SGB-27, Rev., FRDO, FSA,
               1.11%, 03/06/03                                             9,000
   13,500    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., FRDO,
               FGIC, 1.10%, 03/01/03                                      13,500
      600    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. C, Rev., FRDO,
               FGIC, 1.15%, 03/01/03                                         600
    4,900    New York City Transit Authority, Metropolitan
               Transportation Authority, Floating Rate Trust
               Receipts, Triborough, COP, Ser. PMD-10, FRDO,
               AMBAC, 1.08%, 03/06/03                                      4,900
   20,000    New York City Transitional Finance Authority,
               Floating Rate Trust Receipts, Ser. L-21, Regulation
               D, Rev., FRDO, 1.10%, 03/05/03                             20,000
    9,995    New York City Transitional Finance Authority,
               FLOATS, Ser. PA-830, Rev., FRDO,
               1.11%, 03/06/03                                             9,995
   11,355    New York City Transitional Finance Authority,
               FLOATS, Ser. PA-831, Rev., FRDO,
               1.11%, 03/06/03                                            11,355
   13,160    New York City Transitional Finance Authority,
               FLOATS, Ser. PT-406, Rev., FRDO,
               1.11%, 03/06/03                                            13,160
    9,610    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., FRDO,
               1.05%, 03/05/03                                             9,610
      600    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A-2, Rev., FRDO,
               1.10%, 03/05/03                                               600

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$  13,300    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. B, Rev., FRDO,
               1.10%, 03/01/03                                     $      13,300
    2,710    New York City Transitional Finance Authority,
               Future Tax Secured, Sub Ser. B-3, Rev., FRDO,
               1.05%, 03/05/03                                             2,710
      300    New York City Transitional Finance Authority,
               Future Tax Secured, Sub Ser. C-5, Rev., FRDO,
               1.15%, 03/01/03                                               300
    6,740    New York City Transitional Finance Authority,
               Municipal Securities Trust Receipts, Ser. ZTC-55,
               Class A, Rev., FRDO, MBIA, 1.16%, 03/06/03                  6,740
   29,800    New York City Transitional Finance Authority,
               New York City Recovery, Ser. 1, Sub Ser. 1-A,
               Rev., FRDO, 1.10%, 03/05/03                                29,800
   20,000    New York City Transitional Finance Authority,
               Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
               1.06%, 03/05/03                                            20,000
   41,700    New York City Transitional Finance Authority,
               Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
               1.06%, 03/05/03                                            41,700
   10,000    New York City Transitional Finance Authority,
               Rev., BAN, 2.50%, 11/06/03                                 10,059
    4,085    New York City Trust for Cultural Resources,
               American Museum of Natural History, Ser. B,
               Rev., FRDO, MBIA, 1.00%, 03/05/03                           4,085
    2,588    New York City Trust for Cultural Resources,
               Carnegie Hall, Rev., FRDO, 1.00%, 03/05/03                  2,588
    1,600    New York City Trust for Cultural Resources,
               Ser. 162, Rev., FRDO, AMBAC, 1.11%, 03/06/03                1,601
    4,130    New York City, New York, Eagle Trust, Ser. 1994,
               Class C-3, 1.11%, 03/06/03                                  4,130
    8,485    New York City, New York, FLOATS, Ser. PT-1670,
               GO, FRDO, AMBAC, 1.08%, 03/06/03                            8,485
    9,245    New York City, New York, FLOATS, Ser. PT-405,
               FRDO, 1.10%, 03/06/03                                       9,245
   45,000    New York City, New York, GO, RAN,
               2.50%, 04/11/03                                            45,050
    1,300    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SG-109, FRDO,
               1.10%, 03/06/03                                             1,300
   10,000    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
               1.13%, 03/05/03                                            10,000
      115    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
               1.11%, 03/06/03                                               115
   12,865    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
               1.13%, 03/06/03                                            12,865

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)


PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
    Money Market Instruments -- Continued

             New York -- Continued
$     900    New York City, New York, Ser. B, GO, FRDO,
               FGIC, 1.20%, 03/01/03                               $         900
      100    New York City, New York, Ser. B, Sub Ser. B-4,
               GO, FRDO, MBIA, 1.15%, 03/01/03                               100
    6,100    New York City, New York, Ser. B, Sub Ser. B-6,
               GO, FRDO, MBIA, 1.15%, 03/01/03                             6,100
      400    New York City, New York, Ser. B-2, Sub. Ser. B-5,
               GO, FRDO, MBIA, 1.15%, 03/01/03                               400
    3,000    New York City, New York, Ser. F-2, GO, FRDO,
               1.05%, 03/05/03                                             3,000
      100    New York City, New York, Ser. H, Sub Ser. H-3,
               GO, FRDO, FSA, 1.10%, 03/01/03                                100
    5,900    New York City, New York, Ser. H, Sub Ser. H-4,
               GO, FRDO, AMBAC, 1.10%, 03/05/03                            5,900
    2,400    New York City, New York, Ser. H, Sub Ser. H-6,
               GO, FRDO, MBIA, 1.00%, 03/05/03                             2,400
    5,000    New York City, New York, Sub Ser, C-2, GO,
               FRDO, 1.10%, 03/05/03                                       5,000
   15,000    New York City, New York, Sub Ser, C-5, GO,
               FRDO, 1.05%, 03/05/03                                      15,000
   10,000    New York City, New York, Sub Ser. G-2, GO,
               FRDO, 1.00%, 03/05/03                                      10,000
   10,000    New York Counties TOB (Tobacco) Trust I, FLOATS,
               Ser. PA-799, Rev., FRDO, 1.17%, 03/06/03                   10,000
   10,420    New York Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
               MBIA-IBC, 1.08%, 03/06/03                                  10,420
   20,200    New York Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
               AMBAC, 1.08%, 03/06/03                                     20,200
   12,100    New York Local Government Assistance Corp.,
               Municipal Securities Trust Receipts, Ser. SGA-59,
               Rev., FRDO, 1.20%, 03/01/03                                12,100
   15,000    New York Local Government Assistance Corp.,
               Senior Lien, Ser. A-BV, Rev., FRDO, FGIC,
               1.09%, 03/06/03                                            15,000
      900    New York Local Government Assistance Corp.,
               Ser. A, Rev., FRDO, 1.10%, 03/05/03                           900
    3,945    New York Local Government Assistance Corp.,
               Ser. B, Rev., FRDO, 1.05%, 03/05/03                         3,945
    1,250    New York Local Government Assistance Corp.,
               Ser. C, Rev., FRDO, 1.05%, 03/05/03                         1,250
    4,700    New York Local Government Assistance Corp.,
               Ser. D, Rev., FRDO, 1.00%, 03/05/03                         4,700
    2,800    New York Local Government Assistance Corp.,
               Ser. G, Rev., FRDO, 1.00%, 03/05/03                         2,800
    5,870    New York Mortgage Agency, FLOATS, Ser. PA-657,
               Rev., FRDO, 1.12%, 03/06/03                                 5,870
   11,195    New York Mortgage Agency, FLOATS, Ser. PA-77,
               Rev., FRDO, 1.11%, 03/06/03                                11,195

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
    Money Market Instruments -- Continued

             New York -- Continued
$   5,665    New York Mortgage Agency, FLOATS, Ser. PA-870,
               Rev., FRDO, 1.12%, 03/06/03                         $       5,665
    4,255    New York Mortgage Agency, FLOATS,
               Ser. PT-1190, Rev., FRDO, 1.12%, 03/06/03                   4,255
    3,960    New York State Dorm Authority, Beaverwyck, Inc.,
               Rev., FRDO, 1.10%, 03/05/03                                 3,960
    9,415    New York State Dorm Authority, FLOATS,
               Ser. PA-409, Rev., FRDO, AMBAC, 1.08%, 03/06/03             9,415
   13,770    New York State Dorm Authority, FLOATS,
               Ser. PA-419, Rev., FRDO, 1.08%, 03/06/03                   13,770
    6,995    New York State Dorm Authority, FLOATS,
               Ser. PA-434, Rev., FRDO, FSA, 1.08%, 03/06/03               6,995
    3,545    New York State Dorm Authority, FLOATS,
               Ser. PA-449, Rev., FRDO, 1.08%, 03/06/03                    3,545
    9,340    New York State Dorm Authority, FLOATS,
               Ser. PA-541, Rev., FRDO, 1.08%, 03/06/03                    9,340
    9,825    New York State Dorm Authority, FLOATS,
               Ser. PA-784, Rev., FRDO, MBIA-IBC, 1.08%, 03/06/03          9,825
      930    New York State Dorm Authority, FLOATS,
               Ser. PT-130, Rev., FRDO, 1.11%, 03/06/03                      930
   15,915    New York State Dorm Authority, FLOATS,
               Ser. PT-1447, Rev., FRDO, MBIA, 1.08%, 03/06/03            15,915
      500    New York State Dorm Authority, Hospital Mortgage,
               Ser. A, Rev., AMBAC, 5.50%, 08/15/03                          509
    2,000    New York State Dorm Authority, Municipal
               Securities Trust Receipts, Ser. SGA-132, Rev.,
               FRDO, 1.13%, 03/05/03                                       2,001
    5,550    New York State Dorm Authority, New York Public
               Library, Ser. A, Rev., FRDO, MBIA,
               1.10%, 03/05/03                                             5,550
    6,400    New York State Dorm Authority, New York Public
               Library, Ser. B, Rev., FRDO, MBIA,
               1.10%, 03/05/03                                             6,400
    2,400    New York State Dorm Authority, Oxford University
               Press, Inc., Rev., FRDO, 1.15%, 03/01/03                    2,400
   25,000    New York State Eagle Trust, FRDO,
               1.11%, 03/06/03                                            25,000
    9,345    New York State Energy Research & Development
               Authority, FLOATS, Ser. PA-411, Rev., FRDO,
               1.08%, 03/06/03                                             9,345
    6,400    New York State Energy Research & Development
               Authority, PCR, Orange & Rockland Project, Ser. A,
               Rev., FRDO, FGIC, 1.00%, 03/05/03                           6,400
   24,100    New York State Environmental Facilities Corp.,
               Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
               FRDO, 1.11%, 03/06/03                                      24,100
   10,915    New York State Environmental Facilities Corp.,
               FLOATS, Ser. 767, Rev., FRDO, FGIC,
               1.11%, 03/06/03                                            10,915

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$  10,625    New York State Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-853, Rev., FRDO,
               1.08%, 03/06/03                                     $      10,625
    2,910    New York State Environmental Facilities Corp.,
               State Revolving Funds, Clean Water & Drinking,
               Pooled Loan Program, Ser. C, Rev.,
               3.00%, 03/15/03                                             2,912
   10,500    New York State Housing Finance Agency,
               10 Liberty Street, Rev., FRDO, 1.10%, 03/06/03             10,500
    9,150    New York State Housing Finance Agency,
               101 West End, Rev., FRDO, 1.10%, 03/05/03                   9,150
    9,700    New York State Housing Finance Agency,
               101 West End, Rev., FRDO, 1.10%, 03/05/03                   9,700
    3,400    New York State Housing Finance Agency,
               150 East 44th Street Housing, Ser. A, Rev.,
               FRDO, 1.10%, 03/05/03                                       3,400
   21,500    New York State Housing Finance Agency, 150 East
               44th Street, Ser. A, Rev., FRDO, 1.10%, 03/05/03           21,500
   10,300    New York State Housing Finance Agency,
               Bennington Hills Housing, Ser. A, Rev., FRDO,
               1.15%, 03/05/03                                            10,300
    2,495    New York State Housing Finance Agency, FLOATS,
               Ser. PA-143, Rev., FRDO, 1.18%, 03/06/03                    2,495
    8,675    New York State Housing Finance Agency, FLOATS,
               Ser. PA-423, 1.08%, 03/06/03                                8,675
    6,080    New York State Housing Finance Agency, FLOATS,
               Ser. PA-805, Rev., FRDO, FSA, 1.08%, 03/06/03               6,080
    3,600    New York State Housing Finance Agency, Lakeview
               Homes, Ser. II-A, Rev., FRDO, 1.20%, 03/05/03               3,600
    4,600    New York State Housing Finance Agency,
               Multi-Family Housing, Secured Mortgage, Ser. A,
               Rev., FRDO, 1.15%, 03/05/03                                 4,600
      400    New York State Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               1.15%, 03/05/03                                               400
    3,500    New York State Housing Finance Agency,
               Normandie Court I Project, Rev., FRDO,
               1.05%, 03/05/03                                             3,500
    9,200    New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.15%, 03/05/03                                 9,200
   10,000    New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.20%, 03/05/03                                10,000
   10,000    New York State Housing Finance Agency,
               Tallyrand Crescent, Rev., FRDO, 1.10%, 03/05/03            10,000
    4,200    New York State Housing Finance Agency,
               Union Square South Housing, Rev., FRDO,
               1.15%, 03/05/03                                             4,200
    8,400    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-113, Rev., FRDO,
               1.08%, 03/06/03                                             8,400

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   5,920    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-408, Rev., FRDO, FGIC,
               1.08%, 03/06/03                                     $       5,920
    5,625    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-61, FRDO,
               1.12%, 03/06/03                                             5,625
    3,125    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-72, 1.12%, 03/06/03                 3,125
    8,140    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-82, 1.12%, 03/06/03                 8,153
    6,335    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PT-154, Rev., FRDO,
               1.50%, 03/06/03                                             6,335
    4,090    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PT-17, 1.08%, 03/06/03                 4,090
   10,000    New York State Power Authority, General Purpose,
               GO, FRDO, 2.90%, 09/02/03                                  10,138
   54,305    New York State Thruway Authority, Floating Rate
               Trust Receipts, Ser. SG-119, Rev., FRDO,
               1.15%, 03/01/03                                            54,304
   13,100    New York State Thruway Authority, Floating Rate
               Trust Reciepts, Ser. SG-121, Rev., FRDO,
               1.12%, 03/06/03                                            13,100
   11,415    New York State Thruway Authority, FLOATS,
               Ser. PA-532, Rev., GO, FRDO, 1.08%, 03/06/03               11,415
    1,385    New York State Thruway Authority, Municipal
               Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
               1.13%, 03/05/03                                             1,385
    1,300    New York State Thruway Authority, Rev., FRDO,
               FGIC, 1.15%, 03/01/03                                       1,300
   15,000    New York State Thruway Authority, Ser. A, Rev.,
               BAN, 3.25%, 03/26/03                                       15,011
    7,595    New York State Urban Development Corp.,
               Correctional and Youth Facilities Services, FLOATS,
               PT-723, Rev., FRDO, 1.11%, 03/06/03                         7,595
   14,200    New York State Urban Development Corp., Floating
               Certificates, Ser. SG-150, Rev., FRDO, MBIA-IBC,
               1.08%, 03/06/03                                            14,200
   24,000    New York State, Ser. A, GO, FRDO,
               1.50%, 10/10/03                                            24,000
   13,531    Newfane Central School District, GO, BAN,
               1.60%, 02/19/04                                            13,578
    4,995    Niagara Falls Bridge Commission, Tolls, FLOATS,
               Ser. PA-530, 1.08%, 03/06/03                                4,995
    6,700    Niagara Falls City School District, GO, RAN,
               2.50%, 10/10/03                                             6,718
    3,120    Oneida County IDA, Rev., FRDO,
               1.30%, 03/06/03                                             3,120
    7,500    Oneida Indian Nation, Rev., FRDO,
               1.00%, 03/05/03                                             7,500

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   5,490    Onondaga County IDA, IDR, Albany Molecular
               Research Project, Rev., FRDO, 1.10%, 03/05/03       $       5,490
    3,675    Orangetown, New York, Ser. B, GO, BAN,
               1.50%, 01/15/04                                             3,677
    2,000    Oyster Bay, New York, Ser. A, GO, TAN,
               1.75%, 01/23/04                                             2,008
    2,600    Oyster Bay, New York, Ser. B, GO, BAN,
               2.25%, 06/13/03                                             2,603
    2,900    Oyster Bay, New York, Ser. C, GO, BAN,
               2.25%, 06/13/03                                             2,903
    1,539    Perry Central School District, GO, MBIA,
               3.38%, 06/15/03                                             1,547
    7,575    Phelps-Clifton Springs Central School District, GO,
               BAN, 2.13%, 12/19/03                                        7,615
   12,000    Phelps-Clifton Springs Central School District, GO,
               BAN, 2.50%, 10/30/03                                       12,054
    3,555    Port Authority of New York & New Jersey, Ser. 129,
               Rev., CONS, 1.40%, 11/01/03                                 3,555
    1,180    Port Jervis IDA, The Future Home Tech, Inc., Rev.,
               FRDO, 1.20%, 03/05/03                                       1,180
    6,360    Poughkeepsie IDA, Senior Living Facility, Manor at
               Woodside Project, Rev., FRDO, 1.20%, 03/06/03               6,360
   10,000    Rochester, New York, Ser. II, GO, BAN,
               2.25%, 10/23/03                                            10,025
   10,000    Rochester, New York, GO, BAN, 2.50%, 03/05/03                10,001
   14,000    Rochester, New York, Ser. I, BAN,
               2.00%, 03/04/04                                            14,117
      600    Rockland County IDA, IDR, X Products Corp.
               Project, Rev., FRDO, 1.20%, 03/06/03                          600
    1,750    Rockland County IDA, Shock Technical, Inc.
               Project, Rev., FRDO, 1.30%, 03/05/03                        1,750
   10,000    Rome City School District, GO, RAN,
               2.63%, 06/27/03                                            10,023
    2,234    Sandy Creek, New York, Water Systems
               Improvement, GO, BAN, 1.65%, 08/28/03                       2,234
   10,000    Schenectady City School District, GO, RAN,
               2.63%, 06/30/03                                            10,019
    7,500    Schuyler-Chemung-Tioga Cooperative Educational
               Services Sole Supervisory District, GO, RAN,
               1.50%, 06/27/03                                             7,508
      955    Sodus Central School District, GO, FGIC,
               2.70%, 06/15/03                                               957
    2,000    Southeast IDA, IDR, Unilock New York, Inc.
               Project, Rev., FRDO, 1.15%, 03/05/03                        2,000
    8,900    Steuben-Allegany Counties Board of Cooperative
               Educational Services Sole Supervisory District,
               GO, RAN, 1.75%, 06/27/03                                    8,910
    9,200    Steuben-Allegheny Counties Board Cooperative
               Educational Services Sole Supervisory District,
               Rev., RAN, 2.50%, 06/27/03                                  9,215

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   3,605    Suffolk County IDA, Civic Facilities, Guide Dog
               Foundation, Inc., Rev., FRDO, 1.10%, 03/06/03       $       3,605
    4,400    Suffolk County Water Authority, Rev., BAN,
               FRDO, 1.05%, 03/05/03                                       4,400
    5,000    Suffolk County Water Authority, Rev., BAN,
               FRDO, 1.05%, 03/05/03                                       5,000
      500    Suffolk County Water Authority, Rev., BAN,
               FRDO, 1.05%, 03/05/03                                         500
    6,800    Syracuse, New York, Ser. A, GO, BAN,
               2.75%, 05/09/03                                             6,809
    4,500    Syracuse, New York, Ser. B, Rev., RAN,
               3.00%, 06/30/03                                             4,512
    7,500    Tompkins-Seneca-Tioga Board Of Cooperative
               Educational Services, Sole Supervisory, GO, RAN,
               2.38%, 06/30/03                                             7,516
    6,200    Tompkins-Seneca-Tioga Board of Cooperative
               Educational Services, Sole Supervisory, Rev., RAN,
               1.75%, 06/30/03                                             6,211
    7,675    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-1080, Rev., FRDO, 1.12%, 03/06/03                   7,675
    3,995    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-200, Rev., FRDO, (p), 1.12%, 03/06/03               3,995
    4,995    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-665, Rev., FRDO, 1.12%, 03/06/03                    4,995
   14,790    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-948, Rev., FRDO, 1.12%, 03/06/03                   14,790
   18,025    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PT-427, Rev., FRDO, 1.12%, 03/06/03                   18,025
    5,930    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. SG-41, Rev., FRDO, 1.08%, 03/06/03                     5,930
    3,400    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. C, Rev., FRDO, AMBAC,
               1.05%, 03/05/03                                             3,400
    6,300    Triborough Bridge & Tunnel Authority,
               Special Obligation, Ser. B, Rev., FRDO, FSA,
               1.10%, 03/05/03                                             6,300
    8,250    Troy City School District, GO, RAN,
               2.70%, 04/15/03                                             8,254
   85,600    TSASC, Inc., FLOATS, Ser. PA-797, Rev., FRDO,
               1.17%, 03/06/03                                            85,599
    9,000    University of Minnesota, VRDC/IVRC Trust, Tax
               Exempt, Ser. 93-C, Rev., FRDO, FGIC, #,
               1.10%, 03/05/03                                             9,000
   10,000    Utica City School District, GO, RAN,
               2.63%, 06/26/03                                            10,019
    1,935    Utica City School District, Ser. C, GO, BAN,
               3.00%, 07/11/03                                             1,941
   11,932    Warsaw Central School District, GO, BAN,
               2.50%, 06/27/03                                            11,932
    4,865    Wayland-Cohocton Central School District, GO,
               RAN, 2.75%, 06/13/03                                        4,877

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   4,775    Westchester County IDA, Civic Facilities,
               Community Housing Innovations, Inc., Rev.,
               FRDO, 1.10%, 03/06/03                               $       4,775
    3,835    Westchester County IDA, Civic Facilities,
               Northern Westchester Hospital, Rev., FRDO,
               1.10%, 03/05/03                                             3,835
    2,725    Westchester County IDA, Civic Facilties,
               The Masters School, Rev., FRDO,
               1.10%, 03/06/03                                             2,725
    9,300    Westchester County IDA, IDR, Levester
               Redevelopment Co. LLC, Ser. A, Rev., FRDO,
               1.10%, 03/06/03                                             9,300
   10,000    William Floyd Union Free School District of the
               Mastics-Moriches-Shirley, GO, TAN,
               2.25%, 06/30/03                                            10,021
    7,500    Yonkers, New York, Ser. A, GO, RAN,
               2.75%, 06/13/03                                             7,513
                                                                   -------------
                                                                       2,169,541

             Puerto Rico -- 0.2%
    2,695    Puerto Rico Commonwealth Highway &
               Transportation Authority, Ser. II-R-66,
               Rev., FRDO, MBIA-IBC, 1.05%, 03/06/03                       2,695
      360    Puerto Rico Commonwealth, FLOATS, Ser. PA-625,                  360
               GO, FRDO, AMBAC, 1.01%, 03/06/03
      400    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,                 400
               1.01%, 03/06/03
                                                                   -------------
                                                                           3,455
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $   2,172,996
             (Cost $2,172,996) *
--------------------------------------------------------------------------------

                        See notes to financial statements.

     JPMORGAN TAX FREE MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             STATE AND MUNICIPAL OBLIGATIONS -- 99.6%

             Alabama -- 1.1%
$  10,900    ABN-AMRO Munitops Certificate Trust,
               Ser. 2002-21, Rev., FRDO, MBIA,
               1.65%, 09/03/03                                     $      10,900
   26,900    Alabama Special Care Facilities Financing
               Authority, Ascension Health Credit,
               Ser. B, Rev., FRDO, 1.05%, 03/05/03                        26,900
      900    Alabama Special Care Facilities Financing
               Authority, Montgomery Hospital, Rev.,
               FRDO, FGIC, 0.99%, 03/02/03                                   900
    5,000    Birmingham Airport Authority, Municipal
               Securities Trust Receipts, Ser. SGA-47, Rev.,
               FRDO, MBIA, 1.21%, 03/05/03                                 5,000
    7,035    Birmingham Waterworks & Sewer Board,
               Water & Sewer, FLOATS, Ser. 781, Rev.,
               FRDO, MBIA, 1.16%, 03/06/03                                 7,035
    3,000    Infirmary Health System Special Care
               Financing Authority, Ser. A, Rev., FRDO,
               1.10%, 03/06/03                                             3,000
    5,735    Jefferson County, Sewer, EAGLE,
               Ser. 2002-2016, Class A, Rev., FRDO, FGIC,
               1.16%, 03/06/03                                             5,735
    4,000    Selma IDB, IDR, Specialty Minerals Project,
               Rev., FRDO, 1.20%, 03/06/03                                 4,000
    4,800    St. Clair County IDB, IDR, National Cement Co.,
               Inc. Project II, Rev., FRDO, 1.91%, 03/06/03                4,800
   33,000    University of Alabama, Hospital, Ser. B, Rev.,
               FRDO, AMBAC, 1.04%, 03/05/03                               33,000
                                                                   -------------
                                                                         101,270

             Alaska -- 0.6%
    5,565    Alaska Housing Finance Corp., Floating Rate
               Trust Receipts, Ser. L-20, Regulation D, Rev.,
               FRDO, 1.12%, 03/05/03                                       5,581
    2,850    Alaska Housing Finance Corp., Floating Rate
               Trust Receipts, Ser. L-25, Regulation D, Rev.,
               FRDO, MBIA, 1.12%, 03/05/03                                 2,850
    2,755    Alaska Housing Finance Corp., FLOATS,
               Ser. PT-464, Rev., FRDO, 1.14%, 03/06/03                    2,755
   25,855    Alaska Housing Finance Corp., Government
               Purpose, Ser. A, Rev., FRDO, MBIA,
               1.05%, 03/06/03                                            25,855
    9,800    Alaska Housing Finance Corp., Government
               Purpose, Ser. B, Rev., FRDO, MBIA,
               1.09%, 03/06/03                                             9,800
   10,000    Alaska Housing Finance Corp., State Capital
               Project, Ser. C, Rev., FRDO, MBIA,
               1.10%, 03/06/03                                            10,000
                                                                   -------------
                                                                          56,841

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Arizona -- 0.6%
$   7,700    Apache County IDA, IDR, Tucson Electrical
               Power, Springerville, Rev., FRDO,
               1.15%, 03/05/03                                     $       7,700
   16,600    Coconino County Pollution Control Corp.,
               Arizona Public Service Co. Project, Rev.,
               FRDO, 1.15%, 03/01/03                                      16,600
    7,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Salt River Project, FRDO, 1.16%, 03/06/03                   7,000
    3,840    Maricopa County Public Finance Corp.,
               Floating Rate Certficates, Ser. 511, Rev., FRDO,
               AMBAC, 1.16%, 03/06/03                                      3,840
      723    Salt River Project Agricultural Improvement &
               Power District, Electric Systems, Floating
               Rate Certificates, Ser. 274, Rev., FRDO,
               1.16%, 03/06/03                                               723
   17,000    University of Arizona, Main Campus &
               Research, Ser. A, COP,
               Rev., FRDO, AMBAC, 1.10%, 03/05/03                         17,000
                                                                   -------------
                                                                          52,863

             Arkansas -- 0.1%
    5,500    Columbia County, Solid Waste Disposal,
               Albemarle Corp. Project, Rev., FRDO,
               1.20%, 03/06/03                                             5,500

             California -- 6.5%
    3,100    Antelope Valley Union High School District,
               School Facility Bridge Funding Program,
               Ser. B, COP, FRDO, FSA, 1.00%, 03/05/03                     3,100
      300    California Economic Development Financing
               Authority, IDR, Standard Abrasives
               Manufacturing Project, Rev., FRDO,
               1.10%, 03/05/03                                               300
      200    California Economic Development Financing
               Authority, IDR, Volk Enterprises, Inc.
               Project, Rev., FRDO, 1.10%, 03/06/03                          200
   17,000    California Higher Education Loan Authority,
               Ser. A, Rev., FRDO, 1.80%, 06/01/03                        17,000
   22,500    California Higher Education Loan Authority,
               Ser. C, Rev., FRDO, 1.80%, 06/01/03                        22,500
   17,000    California Higher Education Loan Authority,
               Ser. E-5, Rev., FRDO, 1.80%, 06/01/03                      17,000
   15,025    California Housing Finance Agency, FLOATS,
               Ser. PT-614, Rev., FRDO, 1.20%, 03/06/03                   15,025
    1,600    California Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               1.14%, 03/01/03                                             1,600
   35,100    California State Department of Water
               Resources, Power Supply, Ser. B-4, Rev.,
               FRDO, 1.15%, 03/01/03                                      35,100

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   4,995    California State Public Works Board, FLOATS,
               Ser. PA-865, Rev., FRDO, AMBAC,
               1.07%, 03/06/03                                     $       4,995
   16,625    California State, FLOATS, PT-1555, GO, FRDO,
               FGIC, 1.11%, 03/06/03                                      16,625
   92,000    California State, Rev., RAN, 2.50%, 06/20/03                 92,255
   63,820    California State, Rev., RAN, 2.75%, 06/20/03                 64,065
   99,000    California State, Rev., RAN, FRDO,
               1.34%, 03/06/03                                            99,005
   35,000    California State, Ser. F, Rev., RAN, FRDO,
               1.34%, 03/06/03                                            35,009
   61,000    Charter Mac Floater Certificate Trust I,
               Ser. CAL-1, MBIA, 1.20%, 03/06/03                          61,000
    8,000    Charter Mac Floater Certificate Trust I,
               Ser. CAL-2, Rev., FRDO, MBIA,
               1.20%, 03/06/03                                             8,000
      500    Irvine Ranch Water District, Improvement
               District No. 182, Ser. A, GO, FRDO,
               1.10%, 03/01/03                                               500
      600    Irvine Ranch Water District, Improvement
               District No. 282, Ser. A, GO, FRDO,
               1.10%, 03/01/03                                               600
      200    Irvine Ranch Water District, Rev., CONS, FRDO,
               1.10%, 03/01/03                                               200
    1,200    Irvine, California, Improvement Bond Act of
               1915, Assessment District No. 97-16, Rev.,
               FRDO, 1.10%, 03/01/03                                       1,200
      100    Lodi, California, Electric Systems, Ser. A, COP,
               FRDO, MBIA, 1.00%, 03/05/03                                   100
    1,800    Los Angeles Community Redevelopment
               Agency, Multi-Family Housing, Security
               Building Project, Ser. A, Rev., FRDO,
               1.10%, 03/06/03                                             1,800
      200    Los Angeles Department of Water & Power,
               Waterworks, Sub Ser. B-2, Rev., FRDO,
               1.10%, 03/01/03                                               200
      300    Los Angeles Department of Water & Power,
               Waterworks, Sub Ser. B-4, Rev., FRDO,
               1.00%, 03/06/03                                               300
    3,540    Los Angeles, California, Multi-Family Housing,
               Rev., FRDO, 1.09%, 03/05/03                                 3,540
    1,400    Metropolitan Water District of Southern
               California, Ser. B-2, Rev., FRDO,
               1.00%, 03/06/03                                             1,400
      400    Metropolitan Water District of Southern
               California, Waterworks, Ser. B-2, Rev., FRDO,
               1.00%, 03/05/03                                               400
    3,500    Morgan Hill Unified School District, Floating
               Rate Receipts, Ser. SG-145, GO, FRDO, FGIC,
               1.07%, 03/06/03                                             3,500

                    See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$     300    Orange County Sanitation District, Ser. A, COP,
               FRDO, 1.10%, 03/01/03                               $         300
    4,700    Orange County, Apartment Development,
               Bear Brand Apartments Project, Ser. Z, Rev.,
               FRDO, 1.00%, 03/06/03                                       4,700
    7,400    Riverside County Asset Leasing Corp.,
               Southwest Justice Center, Ser. B, Rev., FRDO,
               MBIA, 1.00%, 03/05/03                                       7,400
      600    San Diego Housing Authority, Multi-Family
               Housing, Nobel Courts, Ser. L, Rev., FRDO,
               1.00%, 03/06/03                                               600
      800    San Francisco City & County Airports
               Commission, International Airport, Municipal
               Securities Trust Receipts, Ser. SG-110, Rev.,
               FRDO, FGIC, 1.13%, 03/06/03                                   800
    9,270    San Francisco City & County, Single Family
               Mortgage, FLOATS, Ser. PT-563, Rev., FRDO,
               1.20%, 03/06/03                                             9,270
   28,265    San Jose Unified School District/Santa Clara
               County, GO, TRAN, 2.50%, 10/29/03                          28,427
    1,800    San Jose, California, Multi-Family Housing,
               Villa Monterey Apartments, Ser. F,
               1.05%, 03/06/03                                             1,800
      500    San Leandro, California, Multi-Family Housing,
               Parkside, Rev., FRDO, 1.05%, 03/05/03                         500
   29,000    Santa Clara Valley Transportation Authority,
               Rev., BAN, GAN, 3.00%, 12/04/03                            29,371
      400    Tustin, California, Improvement Bond Act of
               1915, Reassessment District No. 95-2-A,
               Special Assessment, FRDO, 1.10%, 03/01/03                     400
   10,000    West Contra Costa Unified School District, GO,
               TRAN, 2.50%, 11/06/03                                      10,053
    6,010    Yuba County, GO, TRAN, 2.50%, 10/15/03                        6,043
                                                                   -------------
                                                                         606,183

             Colorado -- 1.6%
   10,420    Adams & Arapahoe Joint School District,
               School District No. 28-J, Ser. II-R-157, GO,
               FRDO, 1.16%, 03/06/03                                      10,420
    1,000    Arapahoe County, Capital Improvement Trust,
               Federal Highway, FLOATS, Ser. PT-437, Rev.,
               FRDO, (p), 1.17%, 03/06/03                                  1,003
    7,100    Arapahoe County, Multi-Family Housing,
               Highline Oaks Apartments, Rev., FRDO,
               1.10%, 03/05/03                                             7,100
    2,850    Arvada, Colorado, Rev., FRDO, FSA,
               1.25%, 03/03/03                                             2,850
    9,990    Broomfield, Colorado, FLOATS, Ser. PT-1643,
               COP, FRDO, AMBAC, 1.14%, 03/06/03                           9,990

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Colorado -- Continued
$   1,600    Colorado Housing & Finance Authority,
               Multi-Family Housing, Diamond Project, Rev.,
               FRDO, 1.08%, 03/05/03                               $       1,600
   25,000    Colorado State, General Fund, Ser. A, Rev.,
               TRAN, 3.00%, 06/27/03                                      25,103
    2,500    Colorado Student Obligation Bond Authority,
               Senior Lien, Ser. A-3, Rev., FRDO, AMBAC,
               1.15%, 03/05/03                                             2,500
   31,155    Denver City & County, Airport, Floating Rate
               Trust Certificates, Ser. 153, Rev., FRDO, MBIA,
               1.20%, 03/06/03                                            31,155
    5,000    Denver City & County, Airport, Floating Rate
               Trust Certificates, Ser. N-12, Regulation D,
               Rev., FRDO, FGIC, 1.17%, 03/05/03                           5,000
   10,995    Denver City & County, Airport, Ser. II-R-147,
               Rev., FRDO, FGIC, 1.25%, 03/06/03                          10,995
   10,000    Douglas County, Multi-Family Housing, Autumn
               Chase Project, Rev., FRDO, 1.10%, 03/06/03                 10,000
    3,620    Lower Colorado River Authority, FLOATS,
               Ser. PT-1523, Rev., FRDO, MBIA,
               1.14%, 03/06/03                                             3,620
    8,370    Platte River Power Authority, FLOATS,
               Ser. PA-729-R, Rev., FRDO, 1.14%, 03/06/03                  8,370
    5,000    Regional Transportation District, Transit
               Vehicles Project, Ser. A, COP, FRDO, AMBAC,
               1.10%, 03/06/03                                             5,000
    5,200    Smith Creek Metropolitan District, Rev., FRDO,
               1.10%, 03/06/03                                             5,200
    7,070    Thornton, Colorado, Ser. RR-II-R-1052, COP,
               FRDO, AMBAC, 1.16%, 03/06/03                                7,070
                                                                   -------------
                                                                         146,976

             Connecticut -- 0.0% ^
    2,965    Connecticut State Housing Finance Authority,
               Housing Mortgage Finance Program, Sub
               Ser. D-3, Rev., FRDO, AMBAC, 1.05%, 03/06/03                2,965

             Delaware -- 0.3%
    7,000    Delaware River & Bay Authority, Ser. B, Rev.,
               FRDO, AMBAC, 1.00%, 03/06/03                                7,000
   21,755    Delaware State Economic Development
               Authority, Hospital Billing & Collections,
               Ser. C, Rev., FRDO, AMBAC, 1.05%, 03/05/03                 21,755
                                                                   -------------
                                                                          28,755

             District of Columbia -- 2.8%
    1,325    District of Columbia Housing Finance Agency,
               Floating Rate Trust Receipts, Ser. L-1,
               Regulation D, Rev., FRDO, 1.17%, 03/05/03                   1,325
   11,300    District of Columbia Housing Finance Agency,
               FLOATS, Ser. PT-1380, Rev., FRDO,
               1.14%, 03/06/03                                            11,300

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             District of Columbia -- Continued
$   8,225    District of Columbia Housing Finance Agency,
               FLOATS, Ser. PT-1381, Rev., FRDO,
               1.14%, 03/06/03                                     $       8,225
    3,165    District of Columbia Housing Finance Agency,
               Multi-Family Housing, Trenton Park
               Apartments Project, Rev., FRDO,
               1.25%, 03/06/03                                             3,165
    5,970    District of Columbia Water & Sewer Authority,
               Public Utilities, FLOATS, Ser. PT-373, Rev.,
               FRDO, FSA, 1.14%, 03/06/03                                  5,970
   29,605    District of Columbia, American University Issue,
               Rev., FRDO, AMBAC, 1.05%, 03/05/03                         29,605
   12,000    District of Columbia, American University,
               Ser. A, Rev., FRDO, AMBAC, 1.05%, 03/05/03                 12,000
    7,500    District of Columbia, Enterprise Zone, House
               on F Street Project, Rev., FRDO,
               1.20%, 03/06/03                                             7,500
   21,335    District of Columbia, George Washington
               University, Ser. C, Rev., FRDO, MBIA,
               1.05%, 03/05/03                                            21,335
    2,340    District of Columbia, National Children's
               Center, Inc., Rev., FRDO, 1.05%, 03/06/03                   2,340
   13,505    District of Columbia, Pooled Loan Program,
               Ser. A, Rev., FRDO, 1.05%, 03/06/03                        13,505
   26,980    District of Columbia, Ser. A, GO, FRDO, FSA,
               1.05%, 03/05/03                                            26,980
   30,595    District of Columbia, Ser. B, GO, FRDO, FSA,
               1.05%, 03/05/03                                            30,595
   20,000    District of Columbia, Ser. C, GO, FRDO, FGIC,
               1.10%, 03/05/03                                            20,000
   10,000    District of Columbia, Ser. D, GO, FRDO, FGIC,
               1.10%, 03/05/03                                            10,000
    7,690    District of Columbia, Smithsonian Museum,
               Ser. B, Rev., FRDO, 1.05%, 03/06/03                         7,690
   14,500    Eagle Tax Exempt Trust, Weekly Option Mode,
               District of Columbia, Water & Sewer, Ser. 3,
               Class 7, Rev., #, FRDO, 1.16%, 03/06/03                    14,500
    6,155    Eagle Tax Exempt Trust, Weekly Option Mode,
               District of Columbia, Water & Sewer,
               Ser. 98-5202, #, FRDO, 1.16%, 03/06/03                      6,155
   10,000    Metropolitan Washington Airports Authority,
               Ser. C, Rev., FRDO, FSA, 1.20%, 03/05/03                   10,000
   15,000    Washington D.C. Water Authority,
               1.40%, 03/07/03                                            15,000
                                                                   -------------
                                                                         257,190

             Florida -- 2.4%
    5,000    Broward County, Professional Sports Facility,
               Municipal Securities Trust Receipts,
               Ser. SGA-38, Rev., FRDO, MBIA, 1.21%, 03/05/03              5,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Florida -- Continued
$   1,150    Collier County, Health Facilities Authority, The
               Moorings, Inc. Project, Rev., FRDO,
               1.05%, 03/05/03                                     $       1,150
    2,570    Dade County Housing Finance Authority,
               Multi-Family Housing, Kendall Court
               Apartments, Ser. 4, Rev., FRDO,
               1.13%, 03/06/03                                             2,570
    4,360    Escambia County Housing Finance Authority,
               Single Family Mortgage, FLOATS, Ser. PT-1228,
               Rev., FRDO, MBIA, 1.19%, 03/06/03                           4,362
    5,275    Florida Housing Finance Agency, Multi-Family
               Housing, Banyon, Ser. L, Rev., FRDO,
               1.09%, 03/05/03                                             5,275
    5,135    Florida Housing Finance Agency, Multi-Family
               Housing, Ser. AA, Rev., FRDO, 1.05%, 03/05/03               5,135
    6,840    Florida Housing Finance Corp., Multi-Family
               Housing, Island Club Project, Ser. A, Rev.,
               FRDO, 1.10%, 03/06/03                                       6,840
    7,000    Florida State Board of Education, Capital
               Outlay, FLOATS, Ser. PT-1223, GO, FRDO,
               1.14%, 03/06/03                                             7,000
   11,000    Florida State Department of Environmental
               Protection, Preservation, FLOATS, Ser. 722,
               Rev., FRDO, FGIC, 1.16%, 03/06/03                          11,000
    5,370    Florida State Division of Bond Finance,
               General Services, FLOATS, Ser. PA-967,
               1.14%, 03/06/03                                             5,370
    5,295    Florida State, FLOATS, Ser. PA-511, GO, FRDO,
               1.14%, 03/06/03                                             5,295
   15,000    Fort Lauderdale, Florida, Pine Crest Prep School
               Project, Rev., FRDO, FSA, 1.05%, 03/06/03                  15,000
    4,790    Gulf Breeze, Florida, Local Government Loan
               Program, Floating Rate Trust Receipts, Ser. B,
               Rev., FRDO, FGIC, 1.10%, 03/06/03                           4,790
   11,705    Jacksonville Electric Authority, Municipal
               Securities Trust Receipts, Ser. SGA-17, Rev.,
               FRDO, 1.21%, 03/05/03                                      11,705
    9,055    Jacksonville Electric Authority, Ser. II-R-119,
               Special Obligation, FRDO, 1.16%, 03/06/03                   9,055
    4,995    Jacksonville Electric Authority, Ser. II-R-120,
               Rev., FRDO, 1.16%, 03/06/03                                 4,995
    1,000    Jacksonville Health Facilities Authority, River
               Garden Project, Rev., FRDO, 1.08%, 03/06/03                 1,000
    6,000    Lakeland, Florida, Energy Systems, Rev., FRDO,
               1.05%, 03/05/03                                             6,000
    2,990    Miami Health Facilities Authority, Mercy
               Hospital Project, Rev., FRDO, 1.05%, 03/05/03               2,990
    6,000    Miami-Dade County, Miami Aviation, Floating
               Rate Receipts, Ser. SG-141, Rev., FRDO, FGIC,
               1.14%, 03/06/03                                             6,000

                       see notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Florida -- Continued
$   6,700    Nassau County, PCR, Private Activity, Rayonier,
               Rev., FRDO, 1.05%, 03/05/03                         $       6,700
    1,795    Orange County Housing Finance Authority,
               Floating Rate Trust Receipts, Ser. N-6,
               Regulation D, Rev., FRDO, 1.12%, 03/05/03                   1,795
    2,355    Orange County Housing Finance Authority,
               FLOATS, Ser. PT-558, Rev., FRDO,
               1.17%, 03/06/03                                             2,355
    8,730    Orange County Housing Finance Authority,
               Multi-Family Housing, Falcon Trace
               Apartments Project, Ser. D., Rev., FRDO,
               1.09%, 03/05/03                                             8,730
    4,900    Orange County Housing Finance Authority,
               Multi-Family Housing, Regal Pointe
               Apartments, Ser. A, Rev., FRDO,
               1.09%, 03/06/03                                             4,900
   15,000    Orlando Utilities Commission, Water & Electric,
               Ser. A, Rev., FRDO, 1.05%, 03/05/03                        15,000
   49,400    Palm Beach County School Board, Ser. B, COP,
               FRDO, FSA, 1.00%, 03/06/03                                 49,400
    3,000    St. Johns County IDA, Health Care, Glenmoor
               St. Johns Project, Ser. C, Rev., FRDO,
               1.05%, 03/05/03                                             3,000
    7,000    Tampa, Florida, Occupational License Tax, Ser. B,
               Rev., FRDO, FGIC, 1.00%, 03/05/03                           7,000
    4,300    University of North Florida Foundation, Inc.,
               Parking System, Rev., FRDO, 1.10%, 03/06/03                 4,300
    3,600    West Orange Healthcare District, Ser. B, Rev.,
               FRDO, 1.10%, 03/06/03                                       3,600
                                                                   -------------
                                                                         227,312

             Georgia -- 3.9%
   16,610    ABN AMRO Munitops Certificate Trust,
               Ser. 2000-4, Rev., FRDO, FGIC, #,
               1.55%, 08/03/03                                            16,610
    4,800    Albany-Dougherty County Hospital Authority,
               Phoebe Hospital, Revenue Anticipation
               Certificates, Rev., FRDO, AMBAC,
               1.15%, 03/01/03                                             4,800
    6,135    Atlanta Urban Residential Finance Authority,
               Multi-Family Housing, The Park at Lakewood,
               Rev., FRDO, 1.15%, 03/06/03                                 6,135
    4,385    Atlanta, Georgia, Airport, FLOATS, Ser. PT-737,
               Rev., FRDO, FGIC, 1.21%, 03/06/03                           4,385
   30,000    Atlanta, Georgia, Airport, Rev., BAN,
               2.25%, 10/30/03                                            30,043
    6,000    Atlanta, Georgia, FRDO, 1.16%, 03/06/03                       6,000
   20,000    Atlanta, Georgia, Water & Wastewater,
               Ser. B, Rev., FRDO, FSA, 1.05%, 03/06/03                   20,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Georgia -- Continued
$   7,160    Clayton County Housing Authority,
               Multi-Family Housing, Chateau Forest
               Apartments, Ser. E, Rev., FRDO, FSA,
               1.05%, 03/05/03                                     $       7,160
   11,200    Cobb County Housing Authority,
               Multi-Family Housing, Terrell Mill II Project,
               Rev., FRDO, #, 1.20%, 03/05/03                             11,200
    9,250    De Kalb County Housing Authority,
               Multi-Family Housing, Chapel Run
               Apartments Project, Rev., FRDO,
               1.15%, 03/06/03                                             9,250
   12,745    De Kalb County Housing Authority,
               Multi-Family Housing, Robins Landing
               Project, Rev., FRDO, 1.18%, 03/06/03                       12,745
      800    Fulton County Development Authority,
               Arthritis Foundation, Inc. Project, Rev., FRDO,
               1.05%, 03/05/03                                               800
    1,825    Fulton County Development Authority,
               Morehouse College Project, Rev., FRDO,
               1.08%, 03/05/03                                             1,825
    9,865    Georgia Local Government, FLOATS, Ser. PT-678,
               COP, 1.14%, 03/06/03                                        9,865
   55,356    Georgia Municipal Association, Inc., Pooled
               Bond, COP, FRDO, MBIA, 1.01%, 03/06/03                     55,356
    8,615    Georgia Municipal Electric Authority, FLOATS,
               Ser. PT-1518, 1.14%, 03/06/03                               8,615
    9,640    Georgia Municipal Electric Authority,
               Ser. RR-II-R-1016, Rev., FRDO, FSA,
               1.16%, 03/06/03                                             9,640
   22,015    Georgia State Road & Thruway Authority,
               FLOATS, Ser. PT-1501, Rev., FRDO,
               1.10%, 03/06/03                                            22,015
   10,095    Georgia State, FLOATS, Ser. PT-374, FRDO,
               1.10%, 03/06/03                                            10,095
    2,000    Glynn-Brunswick Memorial Hospital Authority,
               Anticipation Certificates, Southeast Georgia
               Project, Rev., FRDO, MBIA, 1.00%, 03/05/03                  2,000
    4,360    Griffin-Spalding County Development
               Authority, Industrial Development, Norcom,
               Inc. Project, Rev., FRDO, 1.16%, 03/06/03                   4,360
    6,000    Gwinnett County Development Authority,
               Civic & Cultural Center Project, Rev., FRDO,
               1.00%, 03/05/03                                             6,000
   10,000    Gwinnett County Hospital Authority, Gwinnett
               Hospital Systems, Inc. Project, Rev., RAN,
               FRDO, 1.05%, 03/05/03                                      10,000
   10,000    Metropolitan Atlanta Rapid Transportation
               Authority, Sales Tax, Ser. B, Rev., FRDO,
               1.00%, 03/05/03                                            10,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Georgia -- Continued
$  17,700    Municipal Electric Authority of Georgia, MEAG
               Project One, Sub Ser. D, Rev., FRDO, MBIA,
               1.00%, 03/05/03                                     $      17,700
   32,100    Municipal Electric Authority of Georgia,
               Sub Ser. B, Rev., FRDO, 1.00%, 03/05/03                    32,100
   17,973    Municipal Electric Authortiy, 1.05%, 03/05/03                17,973
    2,600    Private Colleges & Universities Authority,
               Emory University, Ser. B, Rev., FRDO,
               1.10%, 03/05/03                                             2,600
   13,200    Private Colleges & Universities Facilities
               Authority, Emory University, Ser. B, Rev.,
               FRDO, 1.10%, 03/05/03                                      13,200
                                                                   -------------
                                                                         362,472

             Hawaii -- 0.5%
    1,050    Hawaii State Housing Finance & Development
               Corp., Single Family Mortgage, FLOATS,
               Ser. PA-73A, 1.24%, 03/06/03                                1,056
    5,155    Hawaii State Housing Finance & Development
               Corp., Single Family Mortgage, FLOATS,
               Ser. PT-574, 1.72%, 07/10/03                                5,155
    5,110    Hawaii State, FLOATS, Ser. PT-1707, GO, FRDO,
               FSA, 1.14%, 03/06/03                                        5,110
   19,790    Hawaii State, Highway Revenue, FLOATS,
               Ser. PT-1058, FRDO, 1.14%, 03/06/03                        19,790
    1,000    Honolulu City & County, Ser. A, GO, FRDO,
               1.00%, 03/05/03                                             1,000
    5,150    Honolulu City & County, Ser. A, GO, FRDO,
               1.00%, 03/05/03                                             5,150
    9,000    Honolulu Hawaii City & County,
               1.05%, 03/03/03                                             9,000
                                                                   -------------
                                                                          46,261

             Idaho -- 0.3%
   10,500    Idaho Housing & Finance Association, Single
               Family Mortgage, Ser. C, Class 1, Rev., FRDO,
               1.15%, 03/05/03                                            10,500
   10,500    Idaho Housing & Finance Association, Single
               Family Mortgage, Ser. C, Rev., FRDO,
               1.15%, 03/05/03                                            10,500
    3,750    Idaho Housing & Finance Association, Single
               Family Mortgage, Ser. F-1, Class 1, Rev.,
               FRDO, 1.15%, 03/05/03                                       3,750
                                                                   -------------
                                                                          24,750

             Illinois -- 7.4%
    9,850    ABN AMRO Munitops Certificate Trust,
               Ser. 2001-10, GO, FRDO, MBIA, 1.55%, 11/26/03               9,850
   10,890    ABN AMRO Munitops Certificate Trust,
               Ser. 2001-27, Rev., FRDO, FSA, 1.23%, 03/05/03             10,890
   15,010    ABN AMRO Munitops Certificate Trust,
               Ser. 2001-21, GO, FRDO, MBIA, 1.14%, 03/05/03              15,010

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Illinois -- Continued
$   6,175    ABN AMRO Munitops Certificate Trust,
               Ser. 2002-23, GO, FRDO, MBIA, 1.90%, 10/08/03       $       6,175
    9,995    ABN AMRO Munitops Certificate Trust,
               Ser. 2002-3, Rev., FRDO, 1.23%, 03/05/03                    9,995
   10,000    Chicago Board of Education, FLOATS,
               Ser. SG-103, FRDO, 1.14%, 03/02/03                         10,000
   34,950    Chicago Housing Authority, Capital
               Improvement Program, Floating Rate Trust
               Receipts, Ser. L-40, Regulation D, Rev., FRDO,
               1.12%, 03/05/03                                            34,950
   15,125    Chicago Metropolitan Water Reclamation
               District, Ser. A, GO, FRDO, 1.00%, 03/05/03                15,125
   27,800    Chicago O'Hare International Airport, ACES,
               General Airport Second Lien, Ser. A, Rev.,
               FRDO, 1.09%, 03/05/03                                      27,800
    3,675    Chicago O'Hare International Airport, ACES,
               General Airport Second Lien, Ser. B, Rev.,
               FRDO, 1.04%, 03/05/03                                       3,675
    6,400    Chicago O'Hare International Airport, ACES,
               General Airport Second Lien, Ser. B, Rev.,
               FRDO, 1.09%, 03/05/03                                       6,400
    4,410    Chicago O'Hare International Airport, FLOATS,
               Ser. PT-644, Rev., FRDO, AMBAC,
               1.21%, 03/06/03                                             4,410
   20,000    Chicago School Finance Authority, Ser. A, GO,
               MBIA, 4.70%, 06/01/03                                      20,154
    4,750    Chicago, Illinois, IDR, Elston Block Co. Project,
               Rev., FRDO, 1.16%, 03/06/03                                 4,750
   19,540    Chicago, Illinois, Midway Airport, Floating
               Rate Receipts, Ser. SG-97, Rev., FRDO, MBIA,
               1.14%, 03/06/03                                            19,540
    6,375    Chicago, Illinois, Multi-Family Housing,
               Barbara Jean Wright Apartments, Ser. A,
               Rev., FRDO, 1.16%, 03/06/03                                 6,375
   20,000    Chicago, Illinois, Municipal Securities Trust
               Receipts, Ser. SGA-99, GO, FRDO, FGIC,
               1.21%, 03/05/03                                            20,000
   13,000    Chicago, Illinois, Ser. B, GO, FRDO, FGIC,
               1.08%, 03/06/03                                            13,000
   20,000    Chicago, Illinois, Temporary Notes, GO, FRDO,
               1.22%, 01/07/04                                            20,000
   19,090    Chicago, Illinois, Tender Notes, GO, FRDO,
               1.28%, 12/04/03                                            19,090
    4,503    Cook County, Floating Rate Certificates,
               Ser. 403, GO, FRDO, FGIC, 1.16%, 03/06/03                   4,503
   10,120    Cook County, FLOATS, Ser. PA-856, GO, FRDO,
               FGIC, 1.14%, 03/06/03                                      10,120
    7,465    Cook County, FLOATS, Ser. PT-1497, GO, FRDO,
               FGIC, 1.14%, 03/06/03                                       7,465

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Illinois -- Continued
$   3,885    Cook County, Municipal Trust Receipts,
               Ser. SG-7, 1.17%, 03/06/03                          $       3,885
   10,000    Eagle Tax Exempt Trust, Class A, Rev., FRDO,
               MBIA, 1.16%, 03/06/03                                      10,000
    7,055    Franklin Park, Illinois, Municipal Securities
               Trust Receipts, Ser. SGB-14, GO, FRDO,
               AMBAC, 1.16%, 03/06/03                                      7,055
   13,990    Glendale Heights, Illinois, Glendale Heights
               Hospital, FLOATS, Ser. PT-1602,
               1.10%, 03/06/03                                            13,990
    3,500    Illinois Development Finance Authority,
               American Youth Hostels Project, Rev., FRDO,
               1.05%, 03/06/03                                             3,500
   17,900    Illinois Development Finance Authority,
               Chicago Symphony Orchestra, Ser. C, Rev.,
               FRDO, 1.10%, 03/05/03                                      17,900
    2,805    Illinois Development Finance Authority, IDR,
               CFC International, Inc. Project, Rev., FRDO,
               1.16%, 03/06/03                                             2,805
    4,485    Illinois Development Finance Authority, IDR,
               CHS Acquisition Corp. Project, Rev., FRDO,
               1.16%, 03/06/03                                             4,485
    1,630    Illinois Development Finance Authority, IDR,
               Toughy LTD Partnership Project, Rev., FRDO,
               1.16%, 03/05/03                                             1,630
   15,300    Illinois Development Finance Authority, PCR,
               Commonwealth Edison Co. Project, Ser. B,
               Rev., FRDO, 1.00%, 03/05/03                                15,300
    1,300    Illinois Development Finance Authority,
               Residential Rental, Rev., FRDO,
               1.15%, 03/05/03                                             1,300
   21,100    Illinois Development Finance Authority,
               Vincent De Paul Project, Ser. A, Rev., FRDO,
               1.00%, 03/05/03                                            21,100
    8,900    Illinois Educational Facilities Authority, Arts
               Club of Chicago, Rev., FRDO, 1.05%, 03/05/03                8,900
   10,000    Illinois Educational Facilities Authority,
               John F. Kennedy Health Care, Rev., FRDO,
               1.05%, 03/05/03                                            10,000
    5,000    Illinois Educational Facilities Authority,
               St. Xavier University Project, Ser. A, Rev.,
               FRDO, 1.08%, 03/06/03                                       5,000
   11,275    Illinois Educational Facilities Authority,
               University Pooled Financing Program, Rev.,
               FRDO, FGIC, 1.05%, 03/05/03                                11,275
    6,895    Illinois Educational Facilities Authortiy, FLOATS,
               Ser. PA-896, Rev., FRDO, 1.14%, 03/06/03                    6,895
   10,530    Illinois Health Facilities Authority, Floating
               Rate Trust Receipts, Ser. L-26, Regulation D,
               Rev., (p), FRDO, 1.12%, 03/05/03                           10,530

                    See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Illinois -- Continued
$  16,700    Illinois Health Facilities Authority, Health Care
               Systems, Rev., FRDO, 1.15%, 03/01/03                $      16,700
   10,500    Illinois Health Facilities Authority, Multi-Family
               Housing, Park Plaza Center, Rev., FRDO,
               1.05%, 03/05/03                                            10,500
    9,145    Illinois Health Facilities Authority, St. Lukes
               Medical Center Obligation, Ser. B, Rev.,
               FRDO, MBIA, 1.10%, 03/05/03                                 9,145
   13,900    Illinois Health Facilities Authority, Swedish
               Covenant Hospital Project, Rev., FRDO,
               AMBAC, 1.09%, 03/05/03                                     13,900
   19,600    Illinois Health Facilities Authority, Swedish
               Covenant Hospital Project, Ser. A, Rev., FRDO,
               AMBAC, 1.09%, 03/05/03                                     19,600
    3,000    Illinois Housing Development Authority,
               Floating Rate Trust Receipts, Ser. L-19,
               Regulation D, Rev., FRDO, 1.17%, 03/05/03                   3,000
    7,600    Illinois Housing Development Authority,
               Multi-Family Housing, Camelot, Rev., FRDO,
               MBIA, 1.16%, 03/05/03                                       7,600
   10,480    Illinois Housing Development Authority,
               Multi-Family Housing, Lakeshore Plaza,
               Ser. A, Rev., FRDO, MBIA, 1.10%, 03/05/03                  10,480
   19,055    Illinois Housing Development Authority, Ser. A,
               Rev., FRDO, 1.25%, 03/01/03                                19,055
   10,465    Illinois State, FLOATS, Ser. PT-379, GO, FRDO,
               MBIA, 1.14%, 03/06/03                                      10,465
    2,075    Illinois State, Municipal Securities Trust
               Receipts, Ser. SGA-103, GO, FRDO,
               1.20%, 03/01/03                                             2,075
   55,000    Illinois State, Rev., RAN, 3.00%, 04/15/03                   55,090
    3,255    Illinois State, Sales Tax, Municipal Securities
               Trust Certificates, Ser. SG-9, 1.14%, 03/06/03              3,255
    6,930    Independence IDA, Multi-Family Housing,
               FLOATS, Ser. PT-314, FRDO, 1.14%, 03/06/03                  6,930
    2,570    Lake County, IDR, A.L. Hansen Manufacturing
               Co. Project, Rev., FRDO, 1.15%, 03/06/03                    2,570
    1,655    Libertyville, Illinois, IDR, Libertyville Manor
               Project, Rev., FRDO, 1.10%, 03/06/03                        1,655
    3,100    Madison County Environmental Improvement,
               Shell Wood River Refining, Rev., FRDO,
               1.20%, 03/01/03                                             3,100
   14,120    Metropolitan Pier & Exposition Authority,
               FLOATS, Ser. PA-998, Rev., FRDO, FGIC,
               1.50%, 03/06/03                                            14,120
    5,895    Regional Transportation Authority, FLOATS,
               Ser. PT-1448, Rev., FRDO, FGIC,
               1.14%, 03/06/03                                             5,895
   10,000    Regional Transportation Authority, FLOATS,
               Ser. SG-82, FRDO, 1.14%, 03/06/03                          10,000

                    See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Illinois -- Continued
$   9,400    University of Illinois, Health Services Facilities
               System, Ser. B, Rev., FRDO, 1.10%, 03/05/03         $       9,400
    4,300    Will County, Exempt Facilities, Exxon-Mobil
               Project, Rev., FRDO, 1.15%, 03/01/03                        4,300
                                                                   -------------
                                                                         693,662

             Indiana -- 2.0%
    6,430    Danville Multi-School Building Corp., FLOATS,
               Ser. PT-1483, Rev., FRDO, FSA, 1.14%,
               03/06/03                                                    6,430
    5,000    DeKalb County Economic Development,
               New Process Steel Project, Rev., FRDO,
               1.20%, 03/06/03                                             5,000
   20,000    Indiana Health Facility Financing Authority,
               Ascension Health Credit Group, Ser. A-1, Rev.,
               FRDO, 1.83%, 07/03/03                                      20,000
   40,000    Indiana Health Facility Financing Authority,
               Ascension Health Credit Group, Ser. A-4, Rev.,
               FRDO, 1.80%, 03/04/03                                      40,000
   16,900    Indiana Health Facility Financing Authority,
               Ascension Health Credit Group, Ser. B, Rev.,
               FRDO, 1.10%, 03/05/03                                      16,900
    2,485    Indiana Health Facility Financing Authority,
               Community Hospitals Project, Ser. A, Rev.,
               FRDO, 1.05%, 03/06/03                                       2,485
    5,055    Indiana Health Facility Financing Authority,
               FLOATS, Ser. PA-1069, 1.14%, 03/06/03                       5,055
    4,700    Indiana Health Facility Financing Authority,
               Hospital, Clarian Health Obligation Group,
               Ser. C, Rev., FRDO, 1.05%, 03/05/03                         4,700
    6,755    Indiana Municipal Power Agency, Power
               Supply Systems, FLOATS, Ser. PT-656,
               1.55%, 03/06/03                                             6,755
    1,100    Indiana Secondary Market Educational Loans,
               Inc., Ser. B, Rev., FRDO, AMBAC,
               1.15%, 03/05/03                                             1,100
    6,665    Indiana State Office Building Commission,
               Capital Complex, FLOATS, Ser. PT-381,
               1.14%, 03/06/03                                             6,665
   19,500    Indiana Transportation Finance Authority,
               Municipal Securities Trust Receipts,
               Ser. SGA-113, Rev., FRDO, 1.20%, 03/01/03                  19,500
    8,850    Indianapolis Airport Authority, Floating Rate
               Trust Receipts, Ser. C-7, Regulation D, Rev.,
               FRDO, 1.27%, 03/05/03                                       8,850
    8,395    Indianapolis Local Public Improvement Bond
               Bank, FLOATS, Ser. PT-1408, Rev., FRDO,
               MBIA, 1.14%, 03/06/03                                       8,395
    9,995    Indianapolis Local Public Improvement Bond
               Bank, FLOATS, Ser. PT-382, Rev., FRDO,
               1.14%, 03/06/03                                             9,995

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Indiana -- Continued
$     310    Lafayette, Indiana, Economic Development,
               Health Quest Realty XI Project, Rev., FRDO,
               1.11%, 03/06/03                                     $         310
   10,100    Monroe County Hospital Authority, Rev., FRDO,
               MBIA, 1.05%, 03/05/03                                      10,100
      265    Muncie, Indiana, Economic Development,
               Health Quest Realty Project, Rev., FRDO,
               1.11%, 03/06/03                                               265
    6,585    Purdue University, FLOATS, Ser. PA-760, Rev.,
               FRDO, 1.14%, 03/06/03                                       6,585
    5,100    St. Joseph County, Indiana Educational
               Facilities, University of Notre Dame Du Lac
               Project, Rev., FRDO, 1.15%, 03/01/03                        5,100
    6,000    Whiting, Indiana, Environmental Facilities,
               Amoco Oil Co. Project, Rev., FRDO,
               1.20%, 03/01/03                                             6,000
                                                                   -------------
                                                                         190,190

             Iowa -- 0.1%
    8,700    Iowa State, Primary Road Fund, Rev., RAN,
               2.50%, 06/30/03                                             8,730

             Kansas -- 1.2%
   43,100    Burlington, Kansas, PCR, Floating Rate Trust
               Receipts, Ser. 2002-L3, Rev., FRDO, MBIA,
               1.12%, 03/05/03                                            43,100
    2,000    Eagle Tax-Exempt Trust, Weekly Option Mode,
               Ser. 2000-1601, FRDO, 1.16%, 03/06/03                       2,000
   18,000    Kansas State Department of Transportation,
               Highway, Ser. C-1, Rev., FRDO,
               1.06%, 03/05/03                                            18,000
   15,000    Kansas State Department of Transportation,
               Highway, Ser. C-2, Rev., FRDO,
               1.06%, 03/05/03                                            15,000
    5,000    Kansas State Department of Transportation,
               Highway, Ser. D, Rev., FRDO, 0.99%, 03/05/03                5,000
    9,780    Overland Park, Kansas, Floating Rate Receipts,
               Ser. SG-155, 1.14%, 03/06/03                                9,780
    5,920    Sedgwick & Shawnee Counties, Single Family
               Housing, FLOATS, Ser. PT-523, Rev., FRDO,
               1.19%, 03/06/03                                             5,920
    1,600    Wichita, Kansas, Hospital Facilities
               Improvement, Riverside, Ser. IV, Rev., FRDO,
               1.10%, 03/06/03                                             1,600
    7,740    Wichita, Kansas, Multi-Family Housing, FLOATS,
               Ser. PT-1641, Rev., FRDO, 1.31%, 03/06/03                   7,740
                                                                   -------------
                                                                         108,140

             Kentucky -- 0.7%
   14,075    Jeffersontown, Kentucky, Lease Program,
               Kentucky League of Cities Funding Trust,
               Rev., FRDO, 1.14%, 03/05/03                                14,075

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Kentucky -- Continued
$  25,000    Kentucky Asset Liablilty Commission, General
               Fund, FLOATS, Ser. C, Rev., TAN,
               1.20%, 03/06/03                                     $      25,000
    2,340    Kentucky Development Finance Authority,
               Pooled Loan Program, Ser. A, Rev., FRDO,
               FGIC, 1.10%, 03/06/03                                       2,340
    7,020    Kentucky State Property & Buildings
               Commission, FLOATS, Ser. PA-875, Rev., FRDO,
               1.14%, 03/06/03                                             7,020
   15,000    Louisville & Jefferson County Metropolitan
               Sewer District, Sewer & Drain Systems,
               Floating Rate Receipts, Ser. SG-132, Rev.,
               FRDO, FGIC, 1.14%, 03/06/03                                15,000
                                                                   -------------
                                                                          63,435

             Louisiana -- 0.9%
   12,000    ABN AMRO Munitops Certificate Trust,
               Ser. 2002-17, Rev., FRDO, AMBAC, #,
               1.65%, 08/21/03                                            12,000
    2,155    Iberia Parish IDB, IDR, Cuming Insulation Corp.
               Project, Rev., FRDO, 1.22%, 03/06/03                        2,155
    3,565    Jefferson Parish Home Mortgage Authority,
               Single Family Mortgage, FLOATS, Ser. PT-492,
               Rev., FRDO, 1.24%, 03/06/03                                 3,565
    3,000    Lake Charles Harbor & Terminal District,
               District Dock & Wharf, Conoco, Inc. Project,
               Rev., FRDO, 1.15%, 03/05/03                                 3,000
    5,130    Louisiana Housing Finance Agency, FLOATS,
               Ser. PT-1340, Rev., FRDO, 1.35%, 09/04/03                   5,130
    1,480    Louisiana Offshore Terminal Authority,
               Deepwater Port, 1st Stage, Loop, Inc., ACES,
               Rev., FRDO, 1.15%, 03/01/03                                 1,480
   18,150    Louisiana Public Facilities Authority, IDB,
               Kenner Hotel LTD, Rev., FRDO,
               1.10%, 03/01/03                                            18,150
    5,995    Louisiana Public Facilities Authority, LSU
               Alumni Association Project, Rev., FRDO,
               1.13%, 03/06/03                                             5,995
   11,700    Louisiana Public Facilities Authority, Tiger
               Athletic Foundation Project, Rev., FRDO,
               1.13%, 03/06/03                                            11,700
   11,170    Louisiana State, Floating Rate Certificates,
               Ser. 217, GO, FRDO, MBIA, 1.16%, 03/06/03                  11,170
      235    New Orleans Aviation Board, Ser. C, GO, FRDO,
               MBIA, 1.10%, 03/05/03                                         235
    4,000    South Louisiana Port Commission, Marine
               Terminal Facilities, Occidental Petroleum,
               Rev., FRDO, 1.10%, 03/05/03                                 4,000
    4,740    Tobacco Settlement Financing Corp., FLOATS,
               Ser. PA-1079, Rev., FRDO, 1.30%, 03/06/03                   4,740
                                                                   -------------
                                                                          83,320

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Maine -- 0.6%
$  10,000    Maine Finance Authority, Jackson Lab Issue,
               Ser. 2002, Rev., FRDO, 1.11%, 03/06/03              $      10,000
    1,595    Maine State Housing Authority, FLOATS,
               Ser. PT-1438, Rev., FRDO, 1.17%, 03/06/03                   1,595
    8,000    Maine State Housing Authority, Ser. E-2, Rev.,
               FRDO, 1.65%, 07/15/03                                       8,000
    5,020    Maine State Housing Authority,
               Ser. RR-II-R-193, Rev., FRDO, 1.20%, 03/06/03               5,020
    5,000    Maine State, GO, BAN, 2.50%, 06/26/03                         5,013
   20,000    Maine State, GO, TAN, 2.25%, 06/30/03                        20,049
    7,500    Maine Turnpike Authority, 1.60%, 06/03/03                     7,500
                                                                   -------------
                                                                          57,177

             Maryland -- 1.1%
    5,575    Baltimore County, Oak Crest Village, Inc.
               Project, Ser. A, Rev., FRDO, 1.08%, 03/06/03                5,575
   21,400    Baltimore IDA, IDR, Baltimore Capital
               Acquisition, Rev., FRDO, 1.10%, 03/05/03                   21,400
    8,605    Howard County, Multi-Family Housing,
               Sherwood Crossing LTD, Rev., FRDO,
               2.00%, 06/01/03                                             8,605
    4,970    Maryland Community Development
               Administration Department of Housing &
               Community Development, FLOATS,
               Ser. PT-12, FRDO, 1.20%, 03/01/03                           4,970
    3,000    Maryland Community Development
               Administration, Department of Housing and
               Community Development, Multi-Family
               Housing, Parklane Apartments, Rev., FRDO,
               1.15%, 03/05/03                                             3,000
    5,180    Maryland State Department of Transportation,
               County Transportation, FLOATS, Ser. PA-867,
               Rev., FRDO, 1.14%, 03/06/03                                 5,180
    2,550    Maryland State Health & Higher Educational
               Facilities Authority, Loyola College Issue,
               Ser. B, Rev., FRDO, MBIA, 1.18%, 03/06/03                   2,550
   15,970    Maryland State Stadium Authority, Sports
               Facilities Lease, Rev., FRDO, 1.15%, 03/05/03              15,970
    8,185    Maryland State, FLOATS, Ser. PA-858, GO,
               FRDO, 1.10%, 03/06/03                                       8,185
   11,430    Maryland State, FLOATS, Ser. PT-1692, GO,
               FRDO, 1.10%, 03/06/03                                      11,430
   16,800    Montgomery County Housing Opportunities
               Commission, Multi-Family Housing,
               Grosvenor, Ser. A, Rev., FRDO,
               1.01%, 03/05/03                                            16,800
    1,400    Northeast Waste Disposal Authority, Resource
               Recovery, Harford County Resources, Rev.,
               FRDO, AMBAC, 0.90%, 03/05/03                                1,400
                                                                   -------------
                                                                         105,065

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Massachusetts -- 4.1%
$   8,000    Arlington, Massachusetts, GO, BAN,
               3.00%, 04/10/03                                     $       8,007
   11,335    Bi-State Development Agency, Metropolitan
               District, FLOATS, Ser. PT-1593, Rev., FRDO,
               FSA, 1.14%, 03/06/03                                       11,335
    9,010    Clipper Tax-Exempt Trust, Ser. 2001-4, COP,
               FRDO, 1.25%, 09/11/03                                       9,010
   20,000    Duxbury, Massachusetts, GO, BAN,
               1.75%, 01/15/04                                            20,086
   10,000    Gateway Regional School District, GO, BAN,
               2.25%, 05/06/03                                            10,013
   14,897    Gateway Regional School District, GO, BAN,,
               3.00%, 05/06/03                                            14,922
   11,100    Lee, Massachusetts, BAN, 2.75%, 05/13/03                     11,118
   15,000    Masconomet Regional School District, GO,
               BAN, 1.50%, 02/12/04                                       15,049
    5,750    Massachusetts Bay Transportation Authority,
               Municipal Securities Trust Receipts, Special
               Assessment, Ser. SGA-123, FRDO,
               1.18%, 03/05/03                                             5,750
   10,000    Massachusetts Development Finance Agency,
               Clark University, Ser. A, Class A, Rev., FRDO,
               AMBAC, 1.10%, 03/05/03                                     10,000
    4,910    Massachusetts Development Financing Agency,
               Bridge Issue, Rev., FRDO, 1.10%, 03/05/03                   4,910
    1,490    Massachusetts Health & Educational Facilities
               Authority, Capital Assets Program, Ser. D,
               Rev., FRDO, MBIA, 1.10%, 03/01/03                           1,490
    3,800    Massachusetts Health & Educational Facilities
               Authority, Municipal Securities Trust Receipts,
               Ser. SGA-97, Rev., FRDO, 1.20%, 03/01/03                    3,800
   10,700    Massachusetts Health & Educational Facilities
               Authority, Ser. B, Rev., FRDO, 1.05%, 03/06/03             10,700
   11,400    Massachusetts Housing Finance Agency, Single
               Family Housing, Rev., FRDO, FSA,
               1.10%, 03/05/03                                            11,400
   19,715    Massachusetts Housing Finance Agency, Single
               Family Housing, Ser. L, Rev., 1.40%, 11/13/03              19,715
    8,705    Massachusetts State Port Authority, Municipal
               Securities Trust Receipts, Ser. SGA-64, Rev.,
               FRDO, 1.22%, 03/05/03                                       8,705
    6,840    Massachusetts State Turnpike Authority,
               Metropolitan Highway System, FLOATS,
               Ser. PA-672, Rev., FRDO, MBIA, 1.50%, 03/06/03              6,840
    5,100    Massachusetts State Water Pollution
               Abatement Trust, Municipal Securities Trust
               Receipts, Ser. SGA-87, Rev., FRDO,
               1.20%, 03/01/03                                             5,100

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Massachusetts -- Continued
$   2,500    Massachusetts State Water Resources
               Authority, Multi-Modal, Sub Ser. B, Rev.,
               FRDO, FGIC, 1.05%, 03/05/03                         $       2,500
    4,420    Massachusetts State Water Resources
               Authority, Ser. A, Rev., FRDO, FGIC,
               1.00%, 03/05/03                                             4,420
    6,600    Massachusetts State Water Resources
               Authority, Sub Ser. C, Rev., FRDO, FGIC,
               1.05%, 03/05/03                                             6,600
    7,380    Massachusetts State, FLOATS, Ser. PA-1033-R,
               1.05%, 03/06/03                                             7,380
    8,200    Massachusetts State, FLOATS, Ser. PT-1543, GO,
               FRDO, FGIC, 1.05%, 03/06/03                                 8,200
   10,135    Massachusetts State, FLOATS, Ser. PT-1609, GO,
               FRDO, FGIC, 1.05%, 03/06/03                                10,135
    7,860    Massachusetts State, FLOATS, Ser. PT-661, GO,
               FRDO, FGIC, 1.05%, 03/06/03                                 7,860
   25,000    Massachusetts State, Ser. A, GO, BAN,
               3.25%, 04/25/03                                            25,039
    4,995    Massachusetts State, Ser. II-R-104, GO, FRDO,
               1.60%, 03/06/03                                             4,995
    8,950    Medford, Massachusetts, GO, BAN,
               3.00%, 11/14/03                                             9,047
   25,000    Millbury, Massachusetts, GO, BAN,
               3.00%, 04/18/03                                            25,026
   13,000    Peabody, Massachusetts, GO, BAN,
               2.00%, 02/13/04                                            13,108
    7,600    Route 3 North Transit Improvement
               Association, Ser. B, Rev., FRDO, AMBAC,
               1.00%, 03/05/03                                             7,600
    3,600    Sandwich, Massachusetts, GO, BAN,
               2.00%, 02/12/04                                             3,629
   32,555    Scituate, Massachusetts, GO, BAN,
               2.40%, 03/06/03                                            32,557
   23,000    Westford, Massachusetts, GO, BAN,
               2.75%, 05/14/03                                            23,039
    7,750    Woburn, Massachusetts, GO, BAN,
               2.75%, 07/18/03                                             7,786
                                                                   -------------
                                                                         386,871

             Michigan -- 4.8%
   30,795    ABN AMRO Munitops Certificate Trust,
               Ser. 2000-16, GO, FRDO, FGIC, 1.75%, 06/25/03              30,795
    5,000    ABN-AMRO Munitops Certificate Trust,
               Ser. 2002-29, GO, FRDO, FGIC, 1.60%, 08/13/03               5,000
   16,080    Detroit, Michigan, Sewer Disposal, Second
               Lien, Ser. E, Rev., FRDO, FGIC,
               1.50%, 10/02/03                                            16,080
    7,450    East Lansing School District, Municipal
               Securities Trust Receipts, Ser. SGA-114, GO,
               FRDO, 1.18%, 03/05/03                                       7,450

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Michigan -- Continued
$   2,000    Holt Public Schools, GO, FRDO,
               1.05%, 03/06/03                                     $       2,000
    8,900    Howell Public Schools, FLOATS, Ser. PT-1502,
               GO, FRDO, 1.14%, 03/06/03                                   8,900
    5,500    Kent Hospital Financing Authority, Spectrum
               Health, Ser. B, Rev., FRDO, MBIA,
               1.05%, 03/05/03                                             5,500
    9,000    Michigan Higher Education Student Loan
               Authority, Ser. XII-F, Rev., FRDO, AMBAC,
               1.10%, 03/05/03                                             9,000
    5,280    Michigan Municipal Bond Authority, FLOATS,
               Ser. PA-852, Rev., FRDO, 1.14%, 03/06/03                    5,280
    8,220    Michigan Municipal Bond Authority, FLOATS,
               Ser. PA-942, Rev., FRDO, 1.14%, 03/06/03                    8,220
    8,560    Michigan Municipal Bond Authority, FLOATS,
               Ser. PT-1477, Rev., FRDO, 1.10%, 03/06/03                   8,560
    6,205    Michigan Municipal Bond Authority, FLOATS,
               Ser. PT-397, Rev., FRDO, 1.14%, 03/06/03                    6,205
   20,000    Michigan Municipal Bond Authority, Ser. C-1,
               Rev., 2.25%, 08/22/03                                      20,080
    9,500    Michigan State Building Authority, Facilities
               Program, Rev., FRDO, 1.10%, 03/05/03                        9,500
   15,000    Michigan State Building Authority,
               Multi-Modal Facilities Program, Rev., FRDO,
               1.05%, 03/05/03                                            15,000
   10,570    Michigan State Building Authority,
               Ser. RR-II-R-1049, Rev., FRDO, 1.16%, 03/06/03             10,570
    7,470    Michigan State Hospital Finance Authority,
               FLOATS, Ser. PA-919, 1.14%, 03/06/03                        7,470
    7,495    Michigan State Hospital Finance Authority,
               FLOATS, Ser. PT-668, Rev., FRDO, MBIA,
               1.14%, 03/06/03                                             7,495
    6,350    Michigan State Housing Development
               Authority, Multi-Family Housing, Canton
               Club, Ser. A, Rev., FRDO, 1.09%, 03/06/03                   6,350
    7,415    Michigan State Housing Development
               Authority, Multi-Family Housing, River Place
               Apartments, Rev., FRDO, 1.16%, 03/05/03                     7,415
    6,000    Michigan State Housing Development
               Authority, Ser. 1999-B2, Rev., FRDO, MBIA,
               1.15%, 03/05/03                                             6,000
      825    Michigan State Housing Development
               Authority, Ser. 2000-A, Rev., FRDO, MBIA,
               1.05%, 03/05/03                                               825
   17,375    Michigan State Housing Development
               Authority, Ser. D, Rev., 1.40%, 06/01/03                   17,375
    4,960    Michigan State University, Ser. A, Rev., FRDO,
               1.00%, 03/05/03                                             4,960
   18,935    Michigan State University, Ser. A-2, Rev., FRDO,
               1.00%, 03/05/03                                            18,935

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Michigan -- Continued
$  23,100    Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
               1.00%, 03/05/03                                     $      23,100
   15,000    Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
               1.05%, 03/05/03                                            15,000
    6,000    Michigan State, Floating Rate Trust Receipts,
               Ser. L-43-J, GO, FRDO, 1.12%, 03/05/03                      6,000
   10,500    Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
               1.00%, 03/05/03                                            10,500
   37,700    Michigan State, Ser. B, Rev., GAN, FRDO, FSA,
               1.00%, 03/05/03                                            37,700
    1,175    Michigan Strategic Fund, Wayne Disposal,
               Oakland Project, Rev., FRDO, 1.20%, 03/05/03                1,175
   13,545    Milan Area Schools, Ser. R, GO, FRDO,
               1.05%, 03/06/03                                            13,545
   10,000    Oakland University, Rev., FRDO, FGIC,
               1.05%, 03/05/03                                            10,000
      300    University of Michigan, Hospital, Ser. A, Rev.,
               FRDO, 1.15%, 03/01/03                                         300
    4,500    Walled Lake Consolidated School District,
               Municipal Securities Trust Receipts,
               Ser. SGA-68, GO, FRDO, MBIA, 1.20%, 03/01/03                4,500
   10,400    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Junior Lien, Rev.,
               FRDO, FSA, 1.09%, 03/06/03                                 10,400
   10,000    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Ser. A, Rev., FRDO,
               FGIC, 1.10%, 03/05/03                                      10,000
   45,305    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Ser. B, Rev., FRDO,
               1.10%, 03/05/03                                            45,305
   13,700    Wayne Charter County, Wayne Charter Airport,
               Floating Rate Receipts, Ser. SG-122, Rev.,
               FRDO, 1.14%, 03/06/03                                      13,700
                                                                   -------------
                                                                         446,190

             Minnesota -- 1.1%
    8,360    Minneapolis & St. Paul Metropolitan Airports
               Commission, Municipal Securities Trust
               Receipts, Ser. SG-136, Rev., FRDO, FGIC,
               1.16%, 03/06/03                                             8,360
    9,000    Minneapolis & St. Paul Metropolitan Airports
               Commission, Municipal Securities Trust
               Receipts, Ser. SGA-127, Rev., FRDO, FGIC,
               1.21%, 03/05/03                                             9,000
    5,805    Minnesota Housing Finance Agency, Single
               Family Mortgage, Ser. I, Rev., FRDO,
               1.38%, 07/01/03                                             5,805
   24,030    Minnesota Housing Finance Agency, Single
               Family Mortgage, Ser. J, Rev., FRDO,
               1.40%, 07/01/03                                            24,030

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Minnesota -- Continued
$  14,105    Minnesota Housing Finance Agency, Single
               Family Mortgage, Ser. K, Rev., FRDO,
               1.35%, 07/01/03                                     $      14,105
    4,995    Minnesota Public Facilities Authority, PCR,
               Water, Ser. II-R-31, Rev., FRDO,
               1.60%, 03/06/03                                             4,995
   11,000    Minnesota Public Facilities Authority, PCR,
               Water, Ser. II-TR-1, Rev., FRDO,
               2.00%, 03/06/03                                            11,000
    4,300    St. Louis Park, Minnesota, Catholic Finance
               Corp., Rev., FRDO, 1.15%, 03/06/03                          4,300
   21,450    University of Minnesota, Ser. C, Rev., FRDO,
               1.05%, 03/05/03                                            21,450
                                                                   -------------
                                                                         103,045

             Mississippi -- 0.4%
    1,765    Mississippi Business Finance Corp., IDR,
               Choctaw Maid Farms, Inc. Project, Rev.,
               FRDO, 1.15%, 03/05/03                                       1,765
    8,450    Mississippi Development Bank Special
               Obligation, FLOATS, Ser. PT-1494, Rev., FRDO,
               FSA, 1.14%, 03/06/03                                        8,450
    4,965    Mississippi Home Corp., Single Family Housing,
               FLOATS, Ser. PT-620, Rev., FRDO,
               1.19%, 03/06/03                                             4,965
    4,400    Mississippi State, Ser. RR-II-R-1043, GO, FRDO,
               FGIC, 1.16%, 03/06/03                                       4,400
   15,000    Perry County, PCR, Leaf River Forest Production
               Project, Rev., FRDO, 1.10%, 03/06/03                       15,000
                                                                   -------------
                                                                          34,580

             Missouri -- 0.8%
    3,150    Kansas City IDA, IDR, Livers Bronze Co. Project,
               Rev., FRDO, 1.20%, 03/06/03                                 3,150
    6,500    Missouri Development Finance Board,
               Infrastructure Facilities, Branson Project, Rev.,
               BAN, 3.00%, 03/14/03                                        6,502
    3,000    Missouri Higher Education Loan Authority,
               Student Loan, Ser. B, Rev., FRDO,
               1.15%, 03/05/03                                             3,000
    1,600    Missouri Higher Education Loan Authority,
               Student Loan, Ser. B, Rev., FRDO, MBIA,
               1.10%, 03/05/03                                             1,600
    4,880    Missouri Housing Development Commission,
               FLOATS, Ser. PT-1286, Rev., FRDO,
               1.35%, 09/04/03                                             4,880
    6,315    Missouri Housing Development Commission,
               FLOATS, Ser. PT-341, 1.72%, 07/10/03                        6,315
    5,890    Missouri Housing Development Commission,
               Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
               1.22%, 03/06/03                                             5,890

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Missouri -- Continued
$  13,000    Missouri State Health & Educational Facilities
               Authority, Assemblies of God College, Rev.,
               FRDO, 1.05%, 03/06/03                               $      13,000
    2,500    Missouri State Health & Educational Facilities
               Authority, EAGLE, Ser. 2002-6026, Class A,
               Rev., FRDO, 1.16%, 03/06/03                                 2,500
    9,985    Missouri State Highways & Transit Commission,
               FLOATS, Ser. PT-657, Rev., FRDO,
               1.14%, 03/06/03                                             9,985
    6,715    Missouri State Housing Development
               Commission, FLOATS, Ser. PT-223, Rev., FRDO,
               1.19%, 03/06/03                                             6,723
   11,125    O'Fallon, Missouri, FLOATS, Ser. PT-1396, COP,
               FRDO, MBIA, 1.14%, 03/06/03                                11,125
                                                                   -------------
                                                                          74,670

             Montana -- 0.2%
   22,810    Montana Board of Housing, FLOATS,
               Ser. PT-710, Rev., FRDO, 1.24%, 03/06/03                   22,810

             Multiple States -- 6.3%
   22,013    ABN-AMRO Munitops Certificate Trust,
               Ser. 2002-1, Rev., FRDO, 1.27%, 03/05/03                   22,013
   30,000    American Red Cross, 1.03%, 03/10/03                          30,000
   42,500    Charter Mac Floater Certificate Trust I,
               Ser. NAT-1, Rev., FRDO, MBIA, 1.28%, 03/06/03              42,500
   10,000    Charter Mac Floater Certificate Trust I,
               Ser. NAT-2, Rev., FRDO, MBIA, 1.28%, 03/06/03              10,000
   15,000    Charter Mac Floater Certificate Trust I,
               Ser. NAT-3, Rev., FRDO, MBIA, 1.28%, 03/06/03              15,000
   14,000    Charter Mac Floater Certificate Trust I,
               Ser. NAT-4, FLOATER, 1.28%, 03/06/03                       14,000
    6,708    Clipper Tax-Exempt Trust, Ser. 1999-2, COP,
               FRDO, 1.38%, 03/06/03                                       6,708
   17,790    Clipper Tax-Exempt Trust, Ser. 2002-9, COP,
               FRDO, 1.38%, 03/06/03                                      17,790
   14,550    IBM Lease, FLOATS, Ser. 2001-A, FRDO,
               1.28%, 03/06/03                                            14,550
    3,622    IBM Tax Exempt Grantor Trust, IBM Project,
               FLOATS, 1.28%, 03/06/03                                     3,622
   23,045    IBM Tax Exempt Trust, IBM Project, FLOATS,
               Ser. 2001-D, Rev., FRDO, 1.28%, 03/06/03                   23,045
   32,404    Koch Floating Rate Trust, Weekly Certificates,
               Ser. 1, Rev., FRDO, 1.33%, 03/06/03                        32,404
   37,615    MBIA Capital Corp., FLOATS, 1.23%, 03/06/03                  37,615
   22,575    Puttable Floating Option Tax-Exempt Receipts
               Ser. 2003-SG-P-15, 1.28%, 03/06/03                         22,575
  124,660    Puttable Floating Option Tax-Exempt Receipts,
               Floating Rate Receipts, Ser. 2001-SG,
               1.28%, 03/06/03                                           124,660

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)


PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Multiple States -- Continued
$ 106,720    Puttable Floating Option Tax-Exempt Receipts,
               FLOATS, Ser. SGP-12, FRDO, 1.28%, 03/06/03          $     106,720
   45,770    Puttable Floating Option Tax-Exempt Receipts,
               SunAmerica Trust, PUTTERS, Ser. 2001-2,
               Class A Certificates, 1.24%, 03/06/03                      45,770
   10,500    SunAmerica Trust, Ser. 2, Class A Certificates,
               Rev., FRDO, 1.30%, 03/06/03                                10,500
                                                                   -------------
                                                                         579,472

             Nebraska -- 0.4%
   12,400    Lincoln, Nebraska, Electric Systems, FLOATS,
               Ser. PT-1548, Rev., FRDO, 1.14%, 03/06/03                  12,400
    3,285    NEBHELP, Inc., Multi-Modal, Ser. A-11, Rev.,
               FRDO, MBIA, 1.10%, 03/05/03                                 3,285
    5,500    Nebraska Investment Finance Authority, Single
               Family Housing, Floating Rate Trust Receipts,
               Ser. 2002-L-1, Rev., FRDO, 1.17%, 03/05/03                  5,500
    9,975    Nebraska Investment Finance Authority, Single
               Family Housing, Floating Rate Trust Receipts,
               Ser. N-7, Regulation D, Rev., FRDO,
               1.75%, 08/01/03                                             9,975
    6,000    Nebraska Investment Finance Authority, Single
               Family Housing, Ser. E, Rev., FRDO,
               1.15%, 03/05/03                                             6,000
      900    Sidney, Nebraska, IDR, Pennington Seed, Inc.
               Project, Rev., FRDO, 1.15%, 03/05/03                          900
                                                                   -------------
                                                                          38,060

             Nevada -- 1.5%
    1,500    Clark County Public Utility District No. 1,
               Municipal Securities Trust Receipts,
               Ser. SGA-118, Rev., FRDO, FSA, 1.20%, 03/01/03              1,500
   15,000    Clark County School District, FRDO,
               1.16%, 03/06/03                                            15,000
    6,900    Clark County, Airport Improvement, Sub Lien,
               Ser. A-1, Rev., FRDO, 1.00%, 03/05/03                       6,900
      575    Clark County, Airport Improvement, Sub Lien,
               Ser. A-2, Rev., FRDO, 1.09%, 03/05/03                         575
   18,200    Clark County, Airport Revenue, Sub Lien, Ser. C,
               Rev., FRDO, FGIC, 1.00%, 03/05/03                          18,200
   14,600    Clark County, Clark Airport, Sub Lien, Ser. B,
               Rev., FRDO, MBIA, 1.09%, 03/05/03                          14,600
    5,300    Clark County, IDR, Nevada Cogeneration
               Association #2, Ser. C, Rev., FRDO,
               1.20%, 03/01/03                                             5,300
   14,800    Nevada Housing Division, Multi-Family
               Housing, Park Vista Apartments, Ser. A, Rev.,
               FRDO, 1.10%, 03/05/03                                      14,800
    3,390    Nevada Housing Division, Multi-Unit Housing,
               Horizon, Ser. A, Rev., FRDO, 1.15%, 03/06/03                3,390

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Nevada -- Continued
$   6,250    Nevada Housing Division, Multi-Unit Housing,
               Joshua Villas, Ser. E, Rev., FRDO,
               1.15%, 3/06/03                                      $       6,250
    5,455    Nevada Housing Division, Multi-Unit Housing,
               Judith Villas, Ser. C, Rev., FRDO,
               1.15%, 03/06/03                                             5,455
    6,750    Nevada Housing Division, Multi-Unit Housing,
               Ser. A, Rev., FRDO, 1.15%, 03/06/03                         6,750
    3,195    Nevada Housing Division, Multi-Unit Housing,
               Ser. M, Rev., FRDO, 1.15%, 03/06/03                         3,195
    9,500    Nevada Housing Division, Multi-Unit, Flamingo
               Road, Ser. A, Rev., FRDO, #, 1.40%, 03/06/03                9,500
    7,800    Nevada Housing Division, Multi-Unit, Fort
               Apache, Ser. A, Rev., FRDO, 1.40%, 03/06/03                 7,800
    4,800    Nevada State, FLOATS, Ser. PT-403, GO, FRDO,
               1.14%, 03/06/03                                             4,800
    9,000    Nevada State, FLOATS, Ser. SG-39, FRDO,
               1.14%, 03/06/03                                             9,000
    5,800    Truckee Meadows Water Authority, Municipal
               Securities Trust Receipts, Ser. SGA-137, Rev.,
               FRDO, FSA, 1.20%, 03/01/03                                  5,800
                                                                   -------------
                                                                         138,815

             New Hampshire -- 0.2%
    6,000    New Hampshire Health & Education Facilities
               Authority, Riverbend, Rev., FRDO,
               1.10%, 03/06/03                                             6,000
    5,475    New Hampshire Higher Educational & Health
               Facilities Authority, FLOATER, Ser. 772, Rev.,
               FRDO, FGIC, 1.16%, 03/06/03                                 5,475
    5,820    New Hampshire State Housing Finance
               Authority, Single Family Housing, FLOATS,
               Ser. PT-624, Rev., FRDO, 1.22%, 03/06/03                    5,820
                                                                   -------------
                                                                          17,295

             New Jersey -- 3.0%
   20,000    Essex County, Essex Vocational School, BAN,
               2.25%, 11/06/03                                            20,067
   18,700    Jersey City, New Jersey, Promissory Note, GO,
               1.75%, 02/27/04                                            18,804
    7,900    Mercer County Improvement Authority,
               Atlantic Foundation & Johnson, Rev., FRDO,
               MBIA, 1.03%, 03/06/03                                       7,900
   14,600    New Jersey Economic Development Authority,
               Foreign Trade Zone Project, Rev., FRDO,
               1.10%, 03/01/03                                            14,600
    2,500    New Jersey Economic Development Authority,
               Natural Gas Facilities, NUI Corp. Project,
               Ser. A, Rev., FRDO, AMBAC, 1.15%, 03/01/03                  2,500
    4,995    New Jersey Economic Development Authority,
               Ser. A, GO, FRDO, AMBAC, 1.20%, 03/06/03                    4,995

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New Jersey -- Continued
$   7,800    New Jersey Economic Development Authority,
               Special Facilities, Port Newark Container LLC,
               Rev., FRDO, 1.15%, 03/05/03                         $       7,800
    1,470    New Jersey Sports & Exposition Authority,
               State Contract, Ser. C, Rev., FRDO, MBIA,
               1.05%, 03/06/03                                             1,470
    6,100    New Jersey State, FLOATS, Ser. PA-946, GO,
               FRDO, 1.03%, 03/06/03                                       6,100
  185,000    New Jersey State, Rev., TRAN, 3.00%, 06/12/03               185,797
   14,592    Passaic County, GO, BAN, 2.75%, 03/27/03                     14,598
                                                                   -------------
                                                                         284,631

             New Mexico -- 0.4%
    8,050    Bernalillo County, Rev., TRAN, 3.00%, 06/30/03                8,091
    3,200    Chaves County, IDR, Friona Industries LP, Ser. A,
               Rev., FRDO, 1.20%, 03/06/03                                 3,200
    4,300    New Mexico Finance Authority, Administrative
               Fee, Ser. A, Rev., FRDO, 1.11%, 03/05/03                    4,300
    6,285    New Mexico Mortgage Finance Authority,
               FLOATS, Ser. PT-1308, Rev., FRDO,
               1.35%, 09/04/03                                             6,285
    6,670    New Mexico Mortgage Finance Authority,
               FLOATS, Ser. PT-1378, Rev., FRDO,
               1.35%, 09/04/03                                             6,670
    4,210    New Mexico Mortgage Finance Authority,
               FLOATS, Ser. PT-196, FRDO, 1.22%, 03/06/03                  4,210
    5,395    New Mexico Mortgage Finance Authority,
               FLOATS, Ser. PT-643, Rev., FRDO,
               1.19%, 03/06/03                                             5,395
                                                                   -------------
                                                                          38,151

             New York -- 7.9%
   10,000    ABN AMRO Munitops Certificate Trust,
               Ser. 2002-19, Rev., FRDO, MBIA-IBC,
               1.55%, 08/20/03                                            10,000
      685    Eagle Tax-Exempt Trust, Weekly Option Mode,
               Ser. 96C-4901, Class A, #, FRDO,
               1.20%, 03/06/03                                               685
    8,500    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-1051, Rev., FRDO, FSA,
               1.08%, 03/06/03                                             8,500
    2,300    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-522, Rev., FRDO, FSA,
               1.10%, 03/06/03                                             2,300
    3,400    Metropolitan Transportation Authority,
               Dedicated Tax Fund, Ser. B, Rev., FRDO, FSA,
               1.05%, 03/06/03                                             3,400
   14,995    Metropolitan Transportation Authority, FLOATS,
               Ser. 1040, Rev., FRDO, FGIC, 1.11%, 03/06/03               14,995
    6,700    Metropolitan Transportation Authority,
               Ser. D-1, Rev., FRDO, FSA, 1.10%, 03/06/03                  6,700

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   1,520    Monroe County Airport Authority, FLOATS,
               Ser. PA-585, Rev., FRDO, MBIA, 1.11%, 03/06/03      $       1,520
   11,300    Nassau County Interim Financing Authority,
               FLOATS, Ser. PA 901, Rev., FRDO, AMBAC,
               1.10%, 03/06/03                                            11,300
    5,300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Tribeca Tower,
               Ser. A, Rev., FRDO, 1.15%, 03/05/03                         5,300
    7,565    New York City IDA, Civic Facilities, Municipal
               Securities Trust Receipts, Ser. SGA-110, Rev.,
               FRDO, 1.13%, 03/05/03                                       7,565
    4,995    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, FLOATS,
               Ser. PA-1045, Rev., FRDO, 1.10%, 03/06/03                   4,995
    5,885    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, FLOATS,
               Ser. PA-1076, Rev., FRDO, 1.12%, 03/06/03                   5,885
    9,895    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, FLOATS,
               Ser. PA-1085, Rev., FRDO, FGIC,
               1.10%, 03/06/03                                             9,895
   13,500    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, FLOATS,
               Ser. PA-523, Rev., FRDO, FGIC, 1.08%, 03/06/03             13,500
    6,385    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGA-12, Rev.,
               FRDO, 1.13%, 03/05/03                                       6,385
    2,000    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGB-27, Rev.,
               FRDO, FSA, 1.11%, 03/06/03                                  2,000
    5,900    New York City Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. A,
               Rev., FRDO, FGIC, 1.10%, 03/01/03                           5,900
   16,575    New York City Transitional Finance Authority,
               Floating Rate Trust Receipts, Ser. L-11, Rev.,
               FRDO, 1.10%, 03/05/03                                      16,575
    8,995    New York City Transitional Finance Authority,
               FLOATS, Ser. PA-1043-R, Rev., FRDO,
               1.11%, 03/06/03                                             8,995
   51,900    New York City Transitional Finance Authority,
               Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
               1.06%, 03/05/03                                            51,900
   52,600    New York City Transitional Finance Authority,
               Rev., BAN, 2.50%, 11/06/03                                 52,939
   15,000    New York City Transitional Finance Authority,
               Sub Ser. 2-A, Rev., FRDO, 1.10%, 03/01/03                  15,000
   25,000    New York City Transitional Finance Authority,
               Sub Ser. 2-E, Rev., FRDO, 1.06%, 03/05/03                  25,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$  25,000    New York City, New York, 1.10%, 06/12/03              $      25,000
   15,000    New York City, New York, 1.10%, 08/06/03                     15,000
   40,100    New York City, New York, 1.10%, 08/15/03                     40,100
   60,000    New York City, New York, Floating Rate Trust
               Receipts, FLOATER, Ser. L-28-J, Regulation D,
               GO, FRDO, 1.10%, 03/05/03                                  60,000
   10,920    New York City, New York, FLOATS, Ser. PA-878,
               FRDO, 1.50%, 07/02/03                                      10,920
    5,410    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
               1.11%, 03/06/03                                             5,410
      400    New York City, New York, Ser B-2, Sub Ser. B-5,
               GO, FRDO, MBIA, 1.15%, 03/01/03                               400
    2,600    New York City, New York, Ser. B, Sub Ser. B-3,
               GO, FRDO, MBIA, 1.15%, 03/01/03                             2,600
    1,400    New York City, New York, Ser. B-2, Sub. Ser. B-5,
               GO, FRDO, MBIA, 1.15%, 03/01/03                             1,400
      900    New York City, New York, Ser. H, Sub Ser. H-3,
               FRDO, GO, FSA, 1.10%, 03/01/03                                900
      800    New York City, New York, Ser. H, Sub Ser. H-3,
               GO, FRDO, FSA, 1.10%, 03/01/03                                800
    1,400    New York City, New York, Ser. H, Sub Ser. H-3,
               GO, FRDO, FSA, 1.10%, 03/01/03                              1,400
    3,600    New York City, New York, Sub Ser. A-4, GO,
               FRDO, 1.10%, 03/01/03                                       3,600
    7,700    New York City, New York, Sub Ser. A-4, GO,
               FRDO, 1.10%, 03/01/03                                       7,700
   27,550    New York City, New York, Sub Ser. A-6, GO,
               FRDO, FSA, 1.10%, 03/01/03                                 27,550
   22,500    New York City, New York, Sub Ser. C-4, GO,
               FRDO, 1.00%, 03/05/03                                      22,500
    4,565    New York Counties TOB (Tobacco) Trust I,
               FLOATS, Ser. PA-799, Rev., FRDO,
               1.17%, 03/06/03                                             4,565
    8,140    New York State Dorm Authority, FLOATS,
               Ser. PT-407, Rev., FRDO, AMBAC, 1.50%, 05/15/03             8,140
   11,215    New York State Dormitory Authority, FLOATS,
               Ser. PT-1621, Rev., FRDO, MBIA,
               1.08%, 03/06/03                                            11,215
   11,180    New York State Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-198,Rev., FRDO, MBIA,
               1.08%, 03/06/03                                            11,180
    4,495    New York State Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-174, Rev., FRDO, MBIA,
               1.08%, 03/06/03                                             4,495
    7,750    New York State Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-906, Rev., FRDO,
               1.08%, 03/06/03                                             7,750

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   4,300    New York State Housing Finance Agency,
               Normandie Court I Project, Rev., FRDO,
               1.05%, 03/05/03                                     $       4,300
    1,300    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-113, Rev., FRDO,
               1.08%, 03/06/03                                             1,300
    9,000    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-72, 1.12%, 03/06/03                 9,000
    6,365    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PT-414, Rev., FRDO,
               1.35%, 09/04/03                                             6,365
    7,315    New York State Thruway Authority, Highway &
               Bridge Trust Fund, FLOATS, Ser. PT-1425,
               Rev., FRDO, FGIC, 1.08%, 03/06/03                           7,315
   11,070    New York State Thruway Authority, Highway &
               Bridge Trust Fund, FLOATS, Ser. PT-1578,
               Rev., FRDO, MBIA, 1.08%, 03/06/03                          11,070
   10,000    New York State Thruway Authority, Ser. A,
               Rev., BAN, 3.25%, 03/26/03                                 10,007
   22,400    New York State Urban Development Corp.,
               Correctional and Youth Facilities Services,
               FLOATS, PT-723, Rev., FRDO, 1.11%, 03/06/03                22,400
   21,700    New York State Urban Development Corp.,
               FLOATS, Ser. 768, Rev., FRDO, MBIA-IBC,
               1.11%, 03/06/03                                            21,700
    7,295    New York State Urban Development Corp.,
               FLOATS, Ser. PT-1644, Rev., FRDO,
               1.08%, 03/06/03                                             7,295
    4,200    New York State, Housing Finance Agency,
               Saxony Housing, Rev., FRDO, 1.15%, 03/05/03                 4,200
   15,910    Orange County IDA, Civic Facilities, Arden Hill
               Hospital Project, Rev., FRDO, FSA,
               1.05%, 03/06/03                                            15,910
   13,090    Port Authority of New York & New Jersey, Rev.,
               FRDO, 1.34%, 03/04/03                                      13,090
   10,000    Rockland County, GO, RAN, 3.00%, 04/09/03                    10,008
      900    St. Lawrence County IDA, IDB, PCR, Reynolds
               Metals, Rev., FRDO, 1.15%, 03/01/03                           900
   15,000    Triborough Bridge & Tunnel Authority, Ser. C,
               Rev., FRDO, AMBAC, 1.05%, 03/06/03                         15,000
    4,200    Triborough Bridge & Tunnel Authority, Special
               Obligation, Ser. B, Rev., FRDO, FSA,
               1.10%, 03/05/03                                             4,200
    7,000    Triborough Bridge & Tunnel Authority, Special
               Obligation, Ser. D, Rev., FRDO, FSA,
               1.05%, 03/05/03                                             7,000
    2,930    TSASC, Inc., FLOATS, Ser. PA-797, Rev., FRDO,
               1.17%, 03/06/03                                             2,930
                                                                   -------------
                                                                         737,849

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             North Carolina -- 1.6%
$   6,850    Charlotte, North Carolina, Airport, Ser. D, Rev.,
               FRDO, MBIA, 1.00%, 03/05/03                         $       6,850
    1,700    Durham, North Carolina, Water and Sewer
               Utility Systems, Rev., FRDO, 1.10%, 03/05/03                1,700
    9,000    Fayetteville Public Works Commission, Rev.,
               FRDO, FSA, 1.00%, 03/05/03                                  9,000
    2,500    Greensboro, North Carolina, Enterprise
               Systems, Ser. B, Rev., FRDO, 1.05%, 03/05/03                2,500
   20,190    Greensboro, North Carolina, Enterprise
               Systems, Ser. B, Rev., FRDO, 1.05%, 03/05/03               20,190
      600    Guilford County Industrial Facilities & PCFA,
               Industrial Development, Neal Manufacturing,
               Inc., Rev., FRDO, 1.15%, 03/06/03                             600
    5,000    Iredell County Public Facilities Corp., Iredell
               County Schools Project, Rev., FRDO, AMBAC,
               1.05%, 03/06/03                                             5,000
   11,330    Mecklenburg County, FLOATS, Ser. PA-710, GO,
               FRDO, (p), 1.08%, 03/06/03                                 11,330
    9,310    North Carolina Educational Facilities Finance
               Agency, Elon College, Rev., FRDO,
               1.05%, 03/05/03                                             9,310
    1,700    North Carolina Educational Facilities Finance
               Agency, Greensboro College, Rev., FRDO,
               1.05%, 03/05/03                                             1,700
    7,640    North Carolina Housing Finance Agency,
               FLOATS, Ser. PT 465, 1.19%, 03/06/03                        7,640
   19,930    North Carolina Medical Care Commission,
               Baptist Hospitals Project, Rev., FRDO,
               1.04%, 03/05/03                                            19,930
   18,400    North Carolina Medical Care Commission,
               Baptist Hospitals Project, Ser. B, Rev., FRDO,
               1.04%, 03/06/03                                            18,400
    9,400    North Carolina Medical Care Commission,
               Health Care Facilities, FirstHealth Carolinas
               Project, Rev., FRDO, 1.05%, 03/05/03                        9,400
    5,000    North Carolina Medical Care Commission,
               Health Care Facilities, Union Regional
               Medical Center Project, Ser. B, Rev., FRDO,
               1.05%, 03/06/03                                             5,000
    3,000    North Carolina Medical Care Commission,
               Health Systems, Catholic Health East, Ser. D,
               Rev., FRDO, AMBAC, 1.04%, 03/05/03                          3,000
    3,000    North Carolina Medical Care Commission,
               Hospital, Lincoln Health Systems Project,
               Ser. A, Rev., FRDO, 1.05%, 03/06/03                         3,000
   15,400    North Carolina Medical Care Commission,
               Hospital, Pooled Equipment Financing
               Project, Rev., FRDO, MBIA, 1.05%, 03/04/03                 15,400
                                                                   -------------
                                                                         149,950

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             North Dakota -- 0.1%
$   3,900    Grand Forks, North Dakota, Health Care
               Facilities, United Hospital Obligation Group,
               Ser. A, Rev., FRDO, 1.19%, 03/01/03                 $       3,900
    7,260    North Dakota State Housing Finance Agency,
               Ser. II-R-140, Rev., FRDO, 1.20%, 03/06/03                  7,260
                                                                   -------------
                                                                          11,160

             Ohio -- 1.1%
    3,450    Columbus, Ohio, Ser. 1, GO, FRDO,
               1.00%, 03/06/03                                             3,450
    8,000    Franklin County, Franklin County Hospital,
               Ser. II-R-55, Rev., FRDO, 1.28%, 03/06/03                   8,000
    4,395    Greene County, Nursing Homes, Ser. B, Rev.,
               FRDO, 1.05%, 03/06/03                                       4,395
    4,100    Hamilton County, Hospital Facilities, Health
               Alliance, Ser. E, Rev., FRDO, MBIA,
               1.04%, 03/05/03                                             4,100
    5,840    Ohio Housing Finance Agency, Ser. II-R-187,
               Rev., FRDO, 1.20%, 03/06/03                                 5,840
      100    Ohio State Air Quality Development Authority,
               Cincinnati Gas & Electric, Ser. A, Rev., FRDO,
               1.15%, 03/01/03                                               100
   14,000    Ohio State Air Quality Development Authority,
               JMG Funding LTD Partnership, Ser. B, Rev.,
               FRDO, 1.20%, 03/05/03                                      14,000
   11,100    Ohio State Air Quality Development Authority,
               JMG Funding LTD Partnership, Ser. B, Rev.,
               FRDO, 1.20%, 03/05/03                                      11,100
      700    Ohio State Air Quality Development Authority,
               Pollution Control, Toledo Edison Co., Ser. A,
               Rev., FRDO, 1.15%, 03/01/03                                   700
    8,975    Ohio State Building Authority, Floating Rate
               Trust Receipts, Ser. L-41, Regulation D, Rev.,
               FRDO, 1.17%, 03/05/03                                       8,975
   10,440    Ohio State Building Authority, FLOATS, Ser.
               PA-908, Rev., FRDO, AMBAC, 1.14%, 03/06/03                 10,440
    9,480    Ohio State Building Authority, FLOATS, Ser.
               PA-939P, Rev., FRDO, 1.14%, 03/06/03                        9,480
    4,995    Ohio State Turnpike Commission, Ser. II-R-51,
               Rev., FRDO, FGIC, 1.16%, 03/28/03                           4,995
    5,000    Ohio State Water Development Authority,
               Environmental Facilities, Premcor Refining
               Group, Rev., FRDO, 1.40%, 12/01/03                          5,000
    2,800    Ohio State Water Development Authority,
               PCR, Ohio Edison Co. Project, Ser. B, Rev.,
               FRDO, 1.15%, 03/01/03                                       2,800
   10,000    Ohio State Water Development Authority,
               Pure Water Development, Ser. B, Rev., FRDO,
               MBIA, 1.10%, 03/05/03                                      10,000
                                                                   -------------
                                                                         103,375

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Oklahoma -- 0.5%
$   5,340    Oklahoma Housing Finance Agency, Single
               Family Mortgage, FLOATS, Ser. PT-342, Rev.,
               1.72%, 07/10/03                                     $       5,340
    5,415    Oklahoma Housing Finance Agency, Single
               Family Mortgage, FLOATS, Ser. PT-493, Rev.,
               FRDO, 1.22%, 03/06/03                                       5,415
   10,000    Payne County Economic Development
               Authority, Student Housing, OSUF Phase III
               Project, Rev., FRDO, AMBAC, 1.13%, 03/06/03                10,000
   10,490    Tulsa County Home Finance Authority,
               Multi-Family Housing, Waterford Apartments
               Project, Rev., FRDO, 1.10%, 03/06/03                       10,490
    6,465    Tulsa County Home Finance Authority, Single
               Family Mortgage, FLOATS, Ser. PT-644, Rev.,
               FRDO, 1.19%, 03/06/03                                       6,465
    6,500    Tulsa Industrial Authority, Justin Industries
               Project, Rev., FRDO, 1.10%, 03/06/03                        6,500
                                                                   -------------
                                                                          44,210

             Oregon -- 0.8%
   10,000    Multnomah County, Ser. R-17, GO, FRDO,
               1.16%, 03/06/03                                            10,000
    5,205    Oregon State Department of Administrative
               Services, State Lottery, FLOATS, Ser. PT-1394,
               Rev., FRDO, FSA, 1.14%, 03/06/03                            5,205
    8,200    Oregon State Housing & Community Services
               Department, Department of Housing and
               Development, Covenant Retirement, Ser. A,
               Rev., FRDO, 1.25%, 03/06/03                                 8,200
    7,000    Oregon State Housing & Community Services
               Department, Single Family Mortgage
               Program, Ser. J, Rev., 1.50%, 09/25/03                      7,000
    9,000    Oregon State Housing & Community Services
               Department, Single Family Mortgage
               Program, Ser. L, Rev., 1.55%, 09/25/03                      9,000
    3,545    Oregon State, Floating Rate Trust Receipts,
               Ser. A-18, Regulation D, FRDO,
               1.17%, 03/05/03                                             3,545
   24,250    Oregon State, Ser. A, Rev., TAN,
               3.25%, 05/01/03                                            24,302
    5,500    Portland, Oregon, Sewer Systems, FLOATS,
               Ser. PA-872, Rev., FRDO, 1.14%, 03/06/03                    5,500
                                                                   -------------
                                                                          72,752

             Pennsylvania -- 3.8%
    9,690    Berks County IDA, Health Care-Lutheran
               Services, Ser. A, Rev., FRDO, AMBAC,
               1.08%, 03/05/03                                             9,690
    4,755    Chester County Health & Educational Facilities
               Authority, Barclay Friends Project, Ser. B, Rev.,
               FRDO, 1.05%, 03/05/03                                       4,755

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Pennsylvania -- Continued
$   8,800    Chester County IDA, Archdiocese Philadelphia,
               Rev., FRDO, 1.15%, 03/01/03                         $       8,800
    8,300    Clarion County IDA, Energy Development,
               Piney Creek Project, Rev., FRDO,
               1.10%, 03/05/03                                             8,300
    5,500    Delaware County, 1.10%, 03/06/03                              5,500
   12,495    Delaware Valley Regional Financial Authority,
               Local Government, FLOATS, Ser. PA-1028,
               Rev., FRDO, 1.13%, 03/06/03                                12,495
   26,995    Delaware Valley Regional Financial Authority,
               Local Government, FLOATS, Ser. PA-1041,
               Rev., FRDO, 1.13%, 03/06/03                                26,995
    9,200    Delaware Valley Regional Financial Authority,
               Local Government, Rev., FRDO,
               1.05%, 03/05/03                                             9,200
    6,400    Delaware Valley Regional Financial Authority,
               Local Government, Ser. A, Rev., FRDO,
               1.05%, 03/05/03                                             6,400
    2,700    Delaware Valley Regional Financial Authority,
               Local Government, Ser. A, Rev., FRDO,
               1.05%, 03/05/03                                             2,700
    5,000    Delaware Valley Regional Financial Authority,
               Local Government, Ser. A, Rev., FRDO,
               1.05%, 03/05/03                                             5,000
   11,400    Delaware Valley Regional Financial Authority,
               Local Government, Ser. B, Rev., FRDO,
               1.05%, 03/05/03                                            11,400
   28,300    Delaware Valley Regional Financial Authority,
               Local Government, Ser. C, Rev., FRDO,
               1.05%, 03/05/03                                            28,300
   14,400    Delaware Valley Regional Financial Authority,
               Local Government, Ser. D, Rev., FRDO,
               1.05%, 03/05/03                                            14,400
    5,900    Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, FRDO, #, 1.16%, 03/06/03                           5,900
   11,600    Emmaus General Authority, Pennsylvania Loan
               Project, Ser. A, Rev., FRDO, FSA,
               1.12%, 03/06/03                                            11,600
    7,090    Emmaus General Authority, Sub Ser. G-16, Rev.,
               FRDO, 1.15%, 03/05/03                                       7,090
    8,135    Lehigh County, FLOATS, Ser. PA-976,
               1.09%, 03/06/03                                             8,135
   10,000    Montgomery County Redevelopment Authority,
               Multi-Family Housing, Kingswood
               Apartments Project, Ser. A, Rev., FRDO,
               1.05%, 03/06/03                                            10,000
   13,330    North Penn Water Authority, Municipal
               Securities Trust Receipts, Ser. SGA-30, Rev.,
               FRDO, FGIC, 1.18%, 03/05/03                                13,330

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Pennsylvania -- Continued
$   7,600    Pennsylvania Convention Center Authority,
               FLOATS, Ser. PT-1224, Rev., FRDO, FGIC,
               1.09%, 03/06/03                                     $       7,600
    4,880    Pennsylvania Energy Development Authority,
               B&W Ebensburg Project, Rev., FRDO,
               1.10%, 03/05/03                                             4,880
    3,600    Pennsylvania Energy Development Authority,
               B&W Edensburg Project, Rev., FRDO,
               1.10%, 03/05/03                                             3,600
    7,390    Pennsylvania Intergovernmental Cooperative
               Authority, Floating Rate Receipts, Ser. SG-16,
               1.09%, 03/06/03                                             7,390
    9,000    Pennsylvania Intergovernmental Cooperative
               Authority, Floating Rate Receipts, Ser. SG-67,
               Rev., FRDO, FGIC, 1.09%, 03/06/03                           9,000
    5,500    Pennsylvania State Higher Education Assistance
               Agency, Student Loan, Ser. A, Rev., FRDO,
               AMBAC, 1.10%, 03/05/03                                      5,500
    8,800    Pennsylvania State Higher Education Assistance
               Agency, Student Loan, Ser. A, Rev., FRDO,
               AMBAC, 1.15%, 03/05/03                                      8,800
   22,300    Pennsylvania Turnpike Commission, Ser. A-3,
               Rev., FRDO, 1.05%, 03/05/03                                22,300
    8,900    Pennsylvania Turnpike Commission, Ser. B, Rev.,
               FRDO, 1.05%, 03/06/03                                       8,900
   27,000    Philadelphia School District, GO, TRAN,
               2.75%, 06/30/03                                            27,111
    6,170    Philadelphia, Pennsylvania,
               Water & Wastewater Systems, Floating Rate
               Trust Receipts, Ser. L-16, Regulation D,
               Rev., FRDO, FGIC, 1.12%, 03/05/03                           6,170
   10,905    Pittsburgh, Pennsylvania, Floating Rate
               Receipts, Ser. SG-71, 1.09%, 03/06/03                      10,905
   10,235    Southeastern Pennsylvania Transportation
               Authority, Ser. SG-28, Rev., FRDO, FGIC,
               1.09%, 03/06/03                                            10,236
    7,500    University of Pittsburgh, Commonwealth
               System of Higher Education, University
               Capital Project, Ser B., Rev., FRDO,
               1.05%, 03/05/03                                             7,500
    7,500    University of Pittsburgh, Commonwealth
               System of Higher Education, University
               Capital Project, Ser B., Rev., FRDO,
               1.05%, 03/05/03                                             7,500
                                                                   -------------
                                                                         357,382

             Puerto Rico -- 0.2%
    3,315    Puerto Rico Commonwealth, FLOATS,
               Ser. PA-625, GO, FRDO, AMBAC, 1.01%, 03/06/03               3,315
      800    Puerto Rico Commonwealth, FLOATS,
               Ser. PT-1226, 1.01%, 03/06/03                                 800

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Puerto Rico -- Continued
$   2,100    Puerto Rico Commonwealth, Trust Receipts,
               Ser. 3, Class F, GO, FRDO, MBIA,
               1.08%, 03/06/03                                     $       2,100
    4,900    Puerto Rico Government Development Bank,
               Rev., FRDO, MBIA, 0.89%, 03/05/03                           4,900
      600    Puerto Rico Highway & Transportation
               Authority, FLOATS, Ser. PA-472, Rev., FRDO,
               FSA, 1.01%, 03/06/03                                          600
    1,330    Puerto Rico Highway & Transportation
               Authority, Trust Receipts, Ser. B, Class F, Rev.,
               FRDO, MBIA, 1.08%, 03/06/03                                 1,330
    1,700    TICS/TOCS Trust, Commonwealth of Puerto
               Rico, Ser. 2001-2, GO, FRDO, FSA,
               1.05%, 03/06/03                                             1,700
                                                                   -------------
                                                                          14,745

             Rhode Island -- 1.6%
    5,905    Rhode Island Clean Water Finance Agency,
               PCR, FLOATS, Ser. PT-1535,, 1.14%, 03/06/03                 5,905
   28,215    Rhode Island Convention Center Authority,
               Ser. A, Rev., FRDO, MBIA, 1.05%, 03/06/03                  28,215
   27,900    Rhode Island Health & Educational Building
               Corp., Hospital Financing Care New England,
               Ser. A, Rev., FRDO, 1.10%, 03/01/03                        27,900
    4,700    Rhode Island Health & Educational Building
               Corp., Moses Brown School Issue, Rev., FRDO,
               MBIA, 1.10%, 03/06/03                                       4,700
   26,365    Rhode Island State & Providence Plantations,
               Consolidated Capital Development Loan,
               Ser. B, GO, FRDO, 1.05%, 03/05/03                          26,365
   52,050    Rhode Island State & Providence Plantations,
               GO, TAN, 2.50%, 06/30/03                                   52,274
    8,450    Rhode Island State, FLOATS, Ser. PT-1589, COP,
               FRDO, MBIA, 1.14%, 03/06/03                                 8,450
                                                                   -------------
                                                                         153,809

             South Carolina -- 1.1%
   26,000    Charleston County School District, GO, BAN,
               2.50%, 03/03/03                                            26,000
    3,000    Cherokee County, IDB, Oshkosh Truck Project,
               Rev., FRDO, 1.20%, 03/05/03                                 3,000
    7,480    Darlington County, PCR, Floating Rate Receipts,
               Ser. L-36, Rev., FRDO, AMBAC, 1.12%, 03/05/03               7,480
    2,150    Florence County, Solid Waste Disposal &
               Wastewater Treatment, Roche Carolina, Inc.,
               Rev., FRDO, 1.20%, 03/01/03                                 2,150
    2,000    South Carolina Jobs & Economic Development
               Authority, Concept Packaging Group Project,
               Rev., FRDO, 1.20%, 03/06/03                                 2,000
   28,900    South Carolina Jobs & Economic Development
               Authority, FLOATS, Ser. PT- 499, Rev., FRDO,
               1.28%, 03/06/03                                            28,900

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             South Carolina -- Continued
$   3,375    South Carolina Jobs & Economic Development
               Authority, South Carolina Catholic Diocese
               Project, Rev., FRDO, 1.10%, 03/06/03                $       3,375
    4,600    South Carolina Jobs & Economic Development
               Authority, Specialty Minerals Project, Rev.,
               FRDO, 1.20%, 03/05/03                                       4,600
    3,750    South Carolina Jobs & Economic Development
               Authority, Valley Proteins, Inc. Project, Rev.,
               FRDO, 1.18%, 03/06/03                                       3,750
    4,710    South Carolina State Housing
               Finance & Development Authority, Rental Housing,
               Oak Ridge/McGuire, FRDO, 1.08%, 03/06/03                    4,710
    2,645    South Carolina State Housing Finance &
               Development Authority, Rental Housing,
               Waverly Place Project, Rev., FRDO,
               1.08%, 03/06/03                                             2,645
    5,320    South Carolina State Public Service Authority,
               FLOATS, Ser. PT-1525, Rev., FRDO, FSA,
               1.14%, 03/06/03                                             5,320
    6,000    South Carolina State, FLOATS, Ser. PT-1225,
               FRDO, 1.10%, 03/06/03                                       6,000
                                                                   -------------
                                                                          99,930

             South Dakota -- 0.1%
    4,710    South Dakota Economic Development Finance
               Authority, Hastings Filters, Inc. Project, Rev.,
               FRDO, 1.25%, 03/06/03                                       4,710
    4,500    South Dakota Housing Development Authority,
               Floating Rate Trust Receipts, Ser. N-1,
               Regulation D, Rev., FRDO, 1.17%, 03/05/03                   4,500
    3,470    South Dakota Housing Development Authority,
               FLOATS, Ser. PT-73, FRDO, 1.14%, 03/06/03                   3,470
                                                                   -------------
                                                                          12,680

             Tennessee -- 2.5%
    5,000    ABN-AMRO Munitops Certificate Trust,
               Ser. 2002-25, GO, FRDO, MBIA, 1.60%, 08/13/03               5,000
    2,200    Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-1-E,
               Rev., FRDO, AMBAC, 1.20%, 03/01/03                          2,200
    3,400    Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-1-F,
               Rev., FRDO, AMBAC, 1.20%, 03/05/03                          3,400
    3,925    Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-2-F,
               Rev., FRDO, AMBAC, 1.20%, 03/07/03                          3,925
    2,580    Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-4-A,
               Rev., FRDO, 1.15%, 03/01/03                                 2,580
    5,800    Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A3A,
               Rev., FRDO, AMBAC, 1.20%, 03/01/03                          5,800

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Tennessee -- Continued
$   1,120    Blount County, Tennessee, Public Building
               Authority, Local Government Public
               Improvement, Ser. A-2C, Rev., FRDO,
               1.20%, 03/01/03                                     $       1,120
   12,865    Bristol Health & Educational Facilities Board,
               FLOATS, Ser. PA-1096, Rev., FRDO, FGIC,
               1.14%, 03/06/03                                            12,865
    5,300    Clarksville Public Building Authority, Pooled
               Financing, Tennessee Municipal Bond Fund,
               Rev., FRDO, 1.05%, 03/06/03                                 5,300
   10,510    Clarksville Public Building Authority, Tennessee
               Municipal Bond Fund, Pooled Financing, Rev.,
               FRDO, 1.15%, 03/01/03                                      10,510
    3,000    Jackson IDB, Solid Waste Disposal, Florida
               Steel Corp. Project, FRDO, 1.15%, 03/06/03                  3,000
      100    Knoxville Utilities Board, Wastewater Systems,
               Rev., FRDO, FSA, 1.15%, 03/01/03                              100
    5,560    Knoxville Utilities Board, Water Systems, Rev.,
               FRDO, FSA, 1.15%, 03/01/03                                  5,560
    7,485    Knoxville, Tennessee, Utilities Board, Sub-Gas
               Systems, Rev., FRDO, 1.15%, 03/05/03                        7,485
    6,995    Metropolitan Government
               Nashville & Davidson Counties, FLOATS,
               Ser. PT-394, GO, FRDO, 1.15%, 03/06/03                      6,995
   14,000    Metropolitan Government
               Nashville & Davidson County Health & Educational
               Facility Board, Ascension Health Credit,
               Ser. B-2, Rev., FRDO, 1.25%, 05/01/03                      14,000
   14,800    Metropolitan Government
               Nashville & Davidson County Health & Educational
               Facility Board, Belmont University Project,
               Rev., FRDO, 1.05%, 03/05/03                                14,800
    7,000    Metropolitan Government
               Nashville & Davidson County Health & Educational
               Facility Board, Vanderbilt University,
               Ser. B, Rev., FRDO, 1.15%, 03/01/03                         7,000
    2,600    Metropolitan Government
               Nashville & Davidson County IDB, Country
               Music Hall of Fame, Rev., FRDO, 1.05%, 03/06/03             2,600
    3,445    Metropolitan Government
               Nashville & Davidson County IDB, L&S LLC Project,
               Rev., FRDO, 1.20%, 03/06/03                                 3,445
    2,510    Metropolitan Government
               Nashville & Davidson County, Energy, FLOATS,
               Ser. PT-1526, Rev., FRDO, AMBAC, 1.14%, 03/06/03            2,510
    7,575    Montgomery County Public Building Authority,
               Tennesse County Loan Pool, Rev., FRDO,
               1.15%, 03/05/03                                             7,575

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Tennessee -- Continued
$   1,500    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-A-1,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                  $       1,500
    2,500    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-A-2,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          2,500
    6,000    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-C-2,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          6,000
    1,060    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-D-3,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          1,060
    3,300    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-B-3,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          3,300
    6,800    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-C-5,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          6,800
    1,600    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-D-3,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          1,600
    2,500    Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-E-3,
               Rev., FRDO, AMBAC, 1.10%, 03/06/03                          2,500
   50,000    Shelby County Health Authority,
               1.05%, 03/12/03                                            50,000
    5,205    Shelby County Health, Educational & Housing
               Facilities Board, Rhodes College, Rev., FRDO,
               1.10%, 03/06/03                                             5,205
      600    South Pittsburg IDB, Lodge Manufacturing Co.
               Project, Rev., FRDO, 1.15%, 03/05/03                          600
   18,050    Stewart County IDB, Solid Waste Disposal,
               Standard Gypsum Project, Rev., FRDO,
               1.20%, 03/05/03                                            18,050
   10,000    Tennergy Corp., Gas, Rev., MBIA,
               4.75%, 06/01/03                                            10,075
                                                                   -------------
                                                                         236,960

             Texas -- 11.8%
   31,495    ABN AMRO Munitops Certificate Trust,
               Ser. 1999-6, FRDO, #, 1.14%, 03/05/03                      31,495
   10,000    ABN AMRO Munitops Certificate Trust,
               Ser. 1999-9, FRDO, #, 1.14%, 03/05/03                      10,000
   13,280    ABN AMRO Munitops Certificate Trust,
               Ser. 2000-10, FRDO, MBIA, 1.14%, 03/05/03                  13,280
   14,990    ABN AMRO Munitops Certificate Trust,
               Ser. 2000-11, FRDO, 1.19%, 03/05/03                        14,990
   16,685    ABN-AMRO Munitops Certificate Trust,
               Ser. 2000-13, Class C, FRDO, 1.20%, 10/01/03               16,685
    8,000    ABN AMRO Munitops Certificate Trust,
               Ser. 2001-26, GO, FRDO, 1.14%, 03/05/03                     8,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$   5,500    ABN AMRO Munitops Certificate Trust,
               Ser. 2002-16, GO, FRDO, 1.55%, 08/20/03             $       5,500
    2,900    Angelina & Neches River Authority, Industrial
               Development Corp., Solid Waste, Ser. 1984-D,
               Rev., FRDO, 1.20%, 03/01/03                                 2,900
    4,200    Angelina & Neches River Authority, Industrial
               Development Corp., Solid Waste, Ser. 1984-E,
               Rev., FRDO, 1.20%, 03/01/03                                 4,200
    5,595    Arlington Independent School District, FLOATS,
               Ser. PA-874, FRDO, 1.14%, 03/06/03                          5,595
      995    Bexar County Health Facilities Development
               Corp., FLOATS, Ser. PT-444, Rev., FRDO,
               1.14%, 03/06/03                                               995
    5,025    Bexar County Housing Finance Authority,
               Multi-Family Housing, Fountainhead
               Apartments, Rev., FRDO, 1.10%, 03/05/03                     5,025
    6,620    Brazos River Authority, FLOATS, Ser. PT-679,
               Rev., FRDO, MBIA, 1.14%, 03/06/03                           6,620
    4,200    Brazos River Habor Navigation District,
               Brazoria County Environmental, Merey
               Sweeny LP Project, Ser. A, Rev., FRDO,
               1.20%, 03/01/03                                             4,200
    8,719    Collin County Housing Finance Corp.,
               Multi-Family Housing, Preston Bend
               Apartment Project, Rev., FRDO,
               1.10%, 03/05/03                                             8,719
    5,000    Dallas-Fort Worth International Airport
               Facilities Improvement Corp., Flight Safety
               Project, Rev., FRDO, 1.16%, 03/06/03                        5,000
    9,005    Dallas-Fort Worth International Airport
               Facilities Improvement Corp., FLOATS,
               Ser. PT-682, Rev., FRDO, FGIC, 1.21%, 03/06/03              9,005
    5,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, #, 1.16%, 03/06/03                                 5,000
    2,420    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, #, FRDO, 1.16%, 03/06/03                2,420
    3,910    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 99-4302, #, FRDO, 1.16%, 03/06/03                      3,910
    5,000    Greater East Texas Higher Education Authority,
               Ser. B, Rev., FRDO, 1.12%, 03/06/03                         5,000
   10,000    Greater Texas Student Loan Corp., Student
               Loan, Ser. A, Rev., FRDO, 1.12%, 03/06/03                  10,000
    3,000    Gulf Coast IDA, Environmental Facilities, Citgo
               Petroleum Corp. Project, Rev., FRDO,
               1.25%, 03/01/03                                             3,000
    5,700    Gulf Coast Waste Disposal Authority, PCR,
               Exxon Project, Rev., FRDO, 1.00%, 03/01/03                  5,700
    5,000    Harlandale Independent School District,
               Municipal Securities Trust Receipts,
               Ser. SGA-100, GO, FRDO, 1.21%, 03/05/03                     5,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$   9,555    Harris County Health Facilities Development
               Authority, FLOATS, Ser. PT-1665, Rev., FRDO,
               (p), 1.14%, 03/06/03                                $       9,555
    2,500    Harris County Industrial Development Corp.,
               PCR, Shell Oil Co. Project, Rev., FRDO,
               1.15%, 03/01/03                                             2,500
    7,250    Harris County, Ser. RR-II-R-1029, Rev., FRDO,
               FSA, 1.16%, 03/06/03                                        7,250
    6,800    Hays Memorial Health Facilities Development
               Corp., Central Texas Medical Center Project,
               Ser. A, Rev., FRDO, 1.05%, 03/06/03                         6,800
   29,245    Houston Higher Education Finance Corp.,
               Floating Rate Certificates, Ser. SG-139, Rev.,
               FRDO, 1.14%, 03/06/03                                      29,245
    9,700    Houston Housing Finance Corp., Single Family
               Mortgage, FLOATS, Ser. PT-1, FRDO, FSA,
               1.14%, 03/06/03                                             9,700
   13,300    Houston Housing Finance Corp., Single Family
               Mortgage, Ser. B, Rev., 2.10%, 04/30/03                    13,300
    3,000    Houston, Texas, Rev., FRDO, 1.16%, 03/06/03                   3,000
   17,500    Houston, Texas, Airport Systems, Floating Rate
               Receipts, Ser. SG-149, Rev., FRDO, FSA,
               1.16%, 03/06/03                                            17,500
   19,950    Houston, Texas, Floating Rate Certificates,
               Ser. 523, COP, FRDO, MBIA, 1.16%, 03/06/03                 19,950
   25,000    Houston, Texas, Water & Sewer,
               1.10%, 07/09/03                                            25,000
   12,495    Houston, Texas, Water & Sewer Systems,
               FLOATS, Ser. PA-974-R, Rev., FRDO, MBIA,
               2.00%, 03/06/03                                            12,495
   11,270    Hurst-Euless-Bedford Independent School
               District, Floating Rate Receipts, Ser. SG-98,
               GO, FRDO, 1.14%, 03/06/03                                  11,270
    6,500    Keller Independent School District, Municipal
               Securities Trust Receipts, Ser. SGA-111, GO,
               FRDO, 1.20%, 03/01/03                                       6,500
   19,425    Lower Colorado River Authority, FLOATS,
               Ser. PA-590, Rev., FRDO, FSA, 1.14%, 03/06/03              19,425
    1,100    Lower Neches Valley Authority Industrial
               Development Corp., Exempt Facilities,
               Exxon-Mobil Project, Ser. A, Rev., FRDO,
               1.10%, 03/01/03                                             1,100
   22,990    Lower Neches Valley Authority Industrial
               Development Corp., Exxon Mobil Project,
               Ser. B, Rev., FRDO, 1.15%, 03/01/03                        22,990
    5,455    Mansfield Independent School District,
               Municipal Securities Trust Receipts,
               Ser. SGA-129, GO, FRDO, 1.21%, 03/05/03                     5,455

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$   5,290    Mission Consolidated Independent School
               District, Municipal Securities Trust Receipts,
               Ser. SGA-105, GO, FRDO, 1.21%, 03/05/03             $       5,290
   17,050    New Caney Independent School District,
               Floating Rate Trust Certificates, Ser. SG-142,
               GO, FRDO, 1.14%, 03/06/03                                  17,050
    7,885    North Central Texas Health Facility
               Development Corp., FLOATS, Ser. PT-1411,
               Rev., FRDO, AMBAC, 1.14%, 03/06/03                          7,885
   20,000    North East Independent School District,
               Floating Rate Certificates, Ser. SG-143, GO,
               FRDO, 1.14%, 03/06/03                                      20,000
    3,700    North Texas Higher Education Authority,
               Student Loan, Ser. A, Rev., FRDO,
               1.15%, 03/05/03                                             3,700
    1,400    North Texas Higher Education Authority,
               Student Loan, Ser. F, Rev., FRDO, AMBAC,
               1.15%, 03/05/03                                             1,400
    7,000    North Texas Tollway, 1.10%, 07/15/03                          7,000
    8,000    North Texas Tollway, 1.15%, 06/03/03                          8,000
   13,700    Panhandle-Plains Higher Education Authority,
               Student Loans, Ser. A, Rev., FRDO,
               1.10%, 03/05/03                                            13,700
    2,100    Panhandle-Plains Higher Education Authority,
               Student Loans, Ser. A, Rev., FRDO,
               1.10%, 03/05/03                                             2,100
   12,700    Panhandle-Plains Higher Education Authority,
               Student Loans, Ser. A, Rev., FRDO,
               1.10%, 03/05/03                                            12,700
   11,735    Pharr San Juan Alamo Independent School
               District, Municipal Securities Trust Receipts,
               Ser. SGA-101, GO, FRDO, 1.21%, 03/05/03                    11,735
    9,000    Port Corpus Christi Authority, Nueces County
               Marine Terminal, Reynolds Metals Co. Project,
               Rev., FRDO, 1.15%, 03/05/03                                 9,000
   10,475    Round Rock, Texas, FRDO, 1.16%, 03/06/03                     10,475
    8,780    San Angelo Independent School District, GO,
               FRDO, 1.07%, 03/06/03                                       8,780
   10,800    San Antonio, Texas, Electric & Gas, FLOATS,
               Ser. PT-1498, Rev., FRDO, 1.15%, 03/06/03                  10,800
   21,300    San Antonio, Texas, Electric & Gas, FLOATS,
               Ser. SG-101, FRDO, (p), 1.14%, 03/06/03                    21,300
   19,920    San Antonio, Texas, Electric & Gas, Municipal
               Securities Trust Receipts, Ser. SGA-48, Rev.,
               FRDO, 1.21%, 03/05/03                                      19,920
    3,935    San Antonio, Texas, Water, FLOATS, Ser. SG-159,
               Rev., FRDO, FSA, 1.14%, 03/06/03                            3,935
   10,430    San Antonio, Texas, Water, Municipal Securities
               Trust Receipts, Ser. SGA-41, Rev., FRDO, MBIA,
               1.21%, 03/05/03                                            10,432

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$   5,000    San Antonio, Texas, Water, Municipal Securities
               Trust Receipts, Ser. SGA-42, Rev., FRDO, MBIA,
               1.21%, 03/05/03                                     $       5,000
    9,000    Schertz/Seguin Local Government Corp., Texas
               Contract, Floating Rate Certificates,
               Ser. SG-151, Rev., FRDO, FSA, 1.20%, 03/01/03               9,000
    3,430    Tarrant County Housing Finance Corp.,
               Multi-Family Housing, Remington Project,
               Rev., FRDO, 1.05%, 03/05/03                                 3,430
    1,440    Tarrant Regional Water District, FLOATS,
               Ser. PT-1691, Rev., FRDO, FSA, 1.17%, 03/06/03              1,440
    4,250    Texas Department of Housing & Community
               Affairs, Single Family Mortgage, Ser. II-R-178,
               Rev., FRDO, MBIA, 1.20%, 03/06/03                           4,250
    2,500    Texas State Affordable Housing Corp.,
               Multi-Family Housing, FLOATS, Ser. 780, Rev.,
               FRDO, MBIA, 1.16%, 03/06/03                                 2,500
    1,100    Texas State Department of
               Housing & Community Affairs, Multi-Family
               Housing, Timber Point Apartments,
               Ser. A-1, Rev., FRDO, 1.15%, 03/05/03                       1,100
    3,000    Texas State Turnpike Authority, Dallas North
               Thruway, Floating Rate Receipts, Ser. SG-70,
               Rev., FRDO, 1.14%, 03/06/03                                 3,000
   20,000    Texas State Turnpike Authority, Ser. B, Rev.,
               FRDO, AMBAC, 1.00%, 03/05/03                               20,000
   15,630    Texas State, College Student Loan, GO, FRDO,
               1.125%, 08/18/03                                           15,630
   14,560    Texas State, College Student Loan, GO, FRDO,
               1.125%, 08/18/03                                           14,560
    4,200    Texas State, Floating Rate Certificates, Ser. 290,
               GO, FRDO, (p), 1.16%, 03/06/03                              4,200
    9,970    Texas State, Floating Rate Certificates,
               Ser. SG-152, GO, FRDO, 1.20%, 03/01/03                      9,970
   40,000    Texas State, Floating Rate Trust Receipts,
               Ser. L-23, Regulation D, GO, FRDO,
               1.00%, 03/05/03                                            40,000
  326,200    Texas State, Rev., TRAN, 2.75%, 08/29/03                    328,328
    8,100    Texas State, Ser. A, GO, 5.70%, 10/01/03                      8,307
    4,110    Texas State, Veteran's Housing Assistance,
               Ser. A-1, GO, FRDO, 1.20%, 03/05/03                         4,110
    5,640    Trinity River Authority, Ser. RR-II-R-2006, Rev.,
               FRDO, MBIA, 1.16%, 03/06/03                                 5,640
    4,255    University of Texas, Municipal Trust Certificates,
               Ser. ZTC-52, Class A, Rev., FRDO,
               1.23%, 03/06/03                                             4,255
    3,600    West Side Calhoun County Naval District,
               Sewer & Solid Waste Disposal, BP Chemicals,
               Inc. Project, Rev., FRDO, 1.20%, 03/01/03                   3,600
                                                                   -------------
                                                                       1,108,796

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Utah -- 1.8%
$   7,665    Intermountain Power Agency, Power Supply,
               Municipal Trust Receipts, Ser. SG-6,
               1.14%, 03/06/03                                     $       7,665
    5,000    Intermountain Power Agency, Power Supply,
               Ser. F, Rev., FRDO, AMBAC, 1.25%, 06/02/03                  5,000
   50,000    Intermountain Power Authority,
               1.05%, 03/03/03                                            50,000
    4,000    Salt Lake City, Utah, Rowland Hall St. Marks
               School Project, Rev., FRDO, 1.10%, 03/06/03                 4,000
    5,880    Salt Lake City, Utah, Salt Lake City Airport,
               Floating Rate Trust Receipts, Ser. 2002-L,
               Class 20, Rev., FRDO, FGIC, 1.12%, 03/05/03                 5,880
   28,560    University of Utah, Floating Rate Trust Receipts,
               Ser. N-15, Regulation D, Rev., FRDO, MBIA,
               1.17%, 03/05/03                                            28,560
   10,600    Utah County, IHC Health Services, Inc., Ser. C,
               Rev., FRDO, 1.15%, 03/01/03                                10,600
    7,000    Utah Housing Corp., Single-Family Mortgage,
               Ser. E-1, Class 1, Rev., FRDO, 1.15%, 03/05/03              7,000
    5,000    Utah Housing Finance Agency, Single Family
               Mortgage, Ser. C-1, Class I, Rev., FRDO,
               1.15%, 03/05/03                                             5,000
    6,955    Utah Housing Finance Agency, Single Family
               Mortgage, Ser. D-1, Rev., FRDO,
               1.15%, 03/05/03                                             6,955
    4,660    Utah Housing Finance Agency, Single Family
               Mortgage, Ser. E-1, Rev., FRDO,
               1.15%, 03/05/03                                             4,660
    4,995    Utah Housing Finance Agency, Single Family
               Mortgage, Ser. F-2, Class I, Rev., FRDO,
               1.15%, 03/05/03                                             4,995
   11,200    Utah State Board of Regents, Student Loans,
               Ser. Q, Rev., FRDO, AMBAC, 1.15%, 03/05/03                 11,200
   21,000    Utah Transit Authority, Sales Tax &
               Transportation, Light Rail Transit, Ser. R, Rev.,
               FRDO, 1.05%, 03/06/03                                      21,000
                                                                   -------------
                                                                         172,515

             Vermont -- 0.3%
    5,900    Vermont Educational & Health Buildings
               Financing Agency, Hospital, VHA New England,
               Ser. D, Rev., FRDO, AMBAC, 1.10%, 03/05/03                  5,900
    6,845    Vermont Educational & Health Buildings
               Financing Agency, Middlebury College
               Project, Ser. A, Rev., FRDO, 1.95%, 05/01/03                6,845
   10,400    Vermont IDA, 1.15%, 04/08/03                                 10,400
    5,000    Vermont Student Assistance Corp., Student
               Loans, Rev., FRDO, 1.15%, 03/01/03                          5,000
                                                                   -------------
                                                                          28,145

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Virginia -- 0.7%
$   2,400    Alexandria Redevelopment & Housing
               Authority, Residential Care Facility,
               Multi-Mode, First Mortgage, Goodwin House,
               Ser. B, Rev., FRDO, 1.10%, 03/01/03                 $       2,400
    3,600    Fairfax County, Energy Northwest Electric,
               FLOATS, Ser. PA-977R, GO, FRDO,
               1.10%, 03/06/03                                             3,600
    6,170    Fairfax County, FLOATS, Ser. PT-1480, GO,
               FRDO, 1.10%, 03/06/03                                       6,170
    2,000    Harrisonburg Redevelopment & Housing
               Authority, Multi-Family Housing, Misty Ridge
               Project, Ser. A, Rev., FRDO, 1.11%, 03/06/03                2,000
    8,000    James City & County IDA, Multi-Family Housing,
               Chambrel Project, Ser. R, Rev., FRDO,
               1.10%, 03/06/03                                             8,000
    4,500    King George County IDA, Exempt Facilities,
               Birchwood Power Partners Project, Rev.
               FRDO, 1.20%, 03/01/03                                       4,500
    3,325    Petersburg Hospital Authority, Southside
               Regional Hospital Facilities, Rev., FRDO,
               1.10%, 03/01/03                                             3,325
   23,590    Virginia Commonwealth Transportation Board,
               Floating Rate Receipts, Ser. SG-137, Rev.,
               FRDO, 1.14%, 03/06/03                                      23,590
    8,885    Virginia Public School Authority, FLOATS,
               Ser. PT-431, Rev., FRDO, 1.10%, 03/06/03                    8,885
                                                                   -------------
                                                                          62,470

             Washington -- 2.6%
   17,676    ABN AMRO Munitops Certificate Trust,
               Ser. 1998-16, FRDO, MBIA, 1.13%, 03/05/03                  17,676
    5,000    ABN AMRO Munitops Certificate Trust,
               Ser. 2001-1, GO, FRDO, MBIA, 1.14%, 03/05/03                5,000
    9,020    Broadway Office Properties, FLOATS,
               Ser. PT-1586, Rev., FRDO, MBIA, 1.14%, 03/06/03             9,020
    6,995    Energy Northwest, Electric, FLOATS,
               Ser. PT-734, Rev., FRDO, MBIA, 1.14%, 03/06/03              6,995
   13,650    King County, FLOATS, Ser. PA-904, GO, FRDO,
               1.14%, 03/06/03                                            13,650
   15,830    King County, FLOATS, Ser. PT-385, GO, FRDO,
               1.15%, 03/06/03                                            15,830
    5,355    King County, Ser. RR-II-R-1028, GO, FRDO, FSA,
               1.16%, 03/06/03                                             5,355
    6,000    Port Bellingham Industrial Development Corp.,
               Environmental Facilities, Atlantic Richfield
               Project, Rev., FRDO, 1.20%, 03/01/03                        6,000
    4,430    Port of Seattle, Rev., FLOATS, Ser. PT-728, Rev.,
               FRDO, FGIC, 1.19%, 03/06/03                                 4,430
      375    Redmond Public Corp., IDB, Integrated Circuits
               Project, Rev., FRDO, 1.10%, 03/06/03                          375

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Washington -- Continued
$   1,180    Seattle Housing Authority, Low Income Housing
               Assistance, Bayview Manor Project, Ser. B,
               Rev., FRDO, 1.10%, 03/06/03                         $       1,180
   19,885    Seattle, Washington, Drain & Wastewater
               Utilities, Municipal Securities Trust Receipts,
               Ser. SG-135, Rev., FRDO, MBIA,
               1.14%, 03/06/03                                            19,885
   11,990    Seattle, Washington, Municipal Light & Power,
               FLOATS, Ser. PT-1421, Rev., FRDO, FSA,
               1.14%, 03/06/03                                            11,990
    9,400    Seattle, Washington, Water Systems, Rev.,
               FRDO, 0.99%, 03/05/03                                       9,400
   10,000    Snohomish County Public Utility District No. 1,
               Generation Systems, Ser. A, Rev., FRDO, FSA,
               1.00%, 03/05/03                                            10,000
    8,500    Snohomish County Public Utility District No. 1,
               Municipal Securities Trust Receipts,
               Ser. SGA-124, Rev., FRDO, FSA, 1.20%, 03/01/03              8,500
    5,103    Tacoma, Washington, Electric Systems, Floating
               Rate Certificates, Ser. 507, Rev., FRDO, FGIC,
               1.16%, 03/06/03                                             5,103
   11,400    Tacoma, Washington, Electric Systems, FLOATS,
               Ser. ST-1404, Rev., FRDO, AMBAC,
               1.14%, 03/06/03                                            11,400
    5,615    Washington Public Power Supply System,
               Nuclear Project No. 3, Ser. B, Rev., (p),
               5.625%, 07/01/03                                            5,798
   12,885    Washington State Floating Rate Trust Receipts,
               Ser. L-15, Regulation D, GO, FRDO,
               1.17%, 03/05/03                                            12,885
      350    Washington State Housing Finance Commission,
               Non-Profit Housing, Golden Sands Project,
               Rev., FRDO, 1.25%, 03/01/03                                   350
    2,900    Washington State Housing Finance Commission,
               Spokane Community College Foundation,
               Ser. A, Rev., FRDO, 1.15%, 03/06/03                         2,900
   15,590    Washington State Public Power Supply System,
               Project No. 2, Electric, Ser. 2A-1, Rev., FRDO,
               MBIA, 1.00%, 03/05/03                                      15,590
   13,430    Washington State Public Power Supply System,
               Project No. 3, Electric, Ser. 3A, Rev., FRDO,
               MBIA, 1.10%, 03/05/03                                      13,430
    2,490    Washington State, FLOATS, Ser. PA-1111, GO,
               FRDO, 1.25%, 03/06/03                                       2,490
   13,710    Washington State, Rev., FRDO, 1.16%, 03/06/03                13,710
   17,000    Washington State, Ser. VR-96A, GO, FRDO,
               0.99%, 03/05/03                                            17,000
                                                                   -------------
                                                                         245,942

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             West Virginia -- 0.5%
$   4,280    West Virginia Economic Development
               Authority, IDR, Gemark Services West VA/M & M,
               Rev., FRDO, 1.20%, 03/06/03                         $       4,280
   13,400    West Virginia School Building Authority, Rev.,
               1.00%, 07/17/03                                            13,400
    5,765    West Virginia State Building Commission,
               FLOATS, Ser. PA-520, Rev., FRDO,
               1.15%, 03/06/03                                             5,765
    5,700    West Virginia State Hospital Finance Authority,
               Mid-Atlantic, Ser. D, Rev., FRDO, AMBAC,
               1.10%, 03/05/03                                             5,700
    5,000    West Virginia State Hospital Finance Authority,
               Mid-Atlantic, Ser. E, Rev., FRDO, AMBAC,
               1.10%, 03/05/03                                             5,000
    4,000    West Virginia State Hospital Finance Authority,
               VHA Mid-Atlantic, Ser. C, Rev., FRDO, AMBAC,
               1.10%, 03/05/03                                             4,000
   10,000    West Virginia State Parkways Economic
               Development & Tourism Authority, Rev.,
               FRDO, FGIC, 1.00%, 03/05/03                                10,000
                                                                   -------------
                                                                          48,145

             Wisconsin -- 1.7%
    7,065    Dane County, Ser. RR-II-R-2003, GO, FRDO,
               1.16%, 03/06/03                                             7,065
    1,260    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-4904, FRDO, #, 1.20%, 03/06/03                      1,260
    2,340    Wisconsin Housing & Economic Development
               Authority, Home Ownership, Floating Rate
               Trust Receipts, Ser. 18, Rev., FRDO,
               1.22%, 03/05/03                                             2,340
    4,000    Wisconsin Housing & Economic Development
               Authority, Ser. D, Rev., FRDO, MBIA,
               1.19%, 03/05/03                                             4,000
    3,570    Wisconsin Housing & Economic Development
               Authority, Ser. E, Rev., FRDO, MBIA,
               1.19%, 03/05/03                                             3,570
    5,500    Wisconsin Housing & Economic Development
               Authority, Ser. F, Rev., FRDO, MBIA,
               1.14%, 03/05/03                                             5,500
    4,380    Wisconsin Housing & Economic Development
               Authority, Ser. G, Rev., FRDO, MBIA,
               1.19%, 03/05/03                                             4,380
   13,000    Wisconsin Housing & Economic Development
               Authority, Ser. H, Rev., FRDO, MBIA,
               1.14%, 03/05/03                                            13,000
   19,400    Wisconsin Housing & Economic Development
               Authority, Single-Family Housing, FLOATS,
               Ser. PT-598, Rev., FRDO, 1.24%, 03/06/03                   19,400

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Wisconsin -- Continued
$   7,220    Wisconsin Public Power, Inc., Power Supply
               System, Municipal Securities Trust Receipts,
               Ser. SGA-2, Rev., FRDO, AMBAC,
               1.21%, 03/05/03                                     $       7,261
    7,300    Wisconsin State Health & Educational Facilities
               Authority, Felican Health Care, Inc., Rev.,
               FRDO, 1.09%, 03/05/03                                       7,300
   22,800    Wisconsin State Health & Educational Facilities
               Authority, Felician Services, Ser. A, Rev., FRDO,
               AMBAC, 1.09%, 03/05/03                                     22,800
   25,000    Wisconsin State Health & Educational Facilities
               Authority, Wheaton Franciscan Services, Rev.,
               FRDO, VAR, 8/15/16, 1.09%, 03/06/03                        25,000
    7,200    Wisconsin State Health Authority,
               1.10%, 03/03/03                                             7,200
    5,830    Wisconsin State, Clean Water, FLOATS, Ser.
               PA-718, Rev., FRDO, (p), 1.14%, 03/06/03                    5,830
    6,240    Wisconsin State, Clean Water, FLOATS, Ser.
               PA-915, Rev., FRDO, 1.14%, 03/06/03                         6,240
    5,250    Wisconsin State, Clean Water, Ser. 2, Rev.,
               5.00%, 06/01/03                                             5,294
    9,510    Wisconsin State, Ser. II-R-135, GO, FRDO, (p),
               1.16%, 03/06/03                                             9,510
                                                                   -------------
                                                                         156,950

             Wyoming -- 1.0%
      400    Kemmer, Wyoming, PCR, Exxon Project, Rev.,
               FRDO, 1.00%, 03/01/03                                         400
    1,600    Lincoln County, PCR, Exxon Project, Ser. C, Rev.,
               FRDO, 1.00%, 03/01/03                                       1,600
   13,505    Wyoming Community Development Authority,
               Housing, FLOATS, Ser. PT-195, Rev., FRDO,
               1.19%, 03/06/03                                            13,505
    7,900    Wyoming Community Development Authority,
               Housing, Ser. 7, Rev., FRDO, 1.16%, 03/06/03                7,900
    5,000    Wyoming Community Development Authority,
               Housing, Ser. 8, Rev., FRDO, 1.16%, 03/06/03                5,000
    6,580    Wyoming Community Development Authority,
               Housing, Ser. II-R-141, Rev., FRDO, 1.20%,
               03/06/03                                                    6,580
   16,715    Wyoming Community Development Authority,
               Single Family Housing, FLOATS,
               Ser. PT-562, Rev., FRDO, FGIC, 1.24%, 03/06/03             16,715
   22,000    Wyoming Community Development Authority,
               Single Family Mortgage, Ser. A, Rev., FRDO,
               1.09%, 03/06/03                                            22,000
    7,245    Wyoming Community Development Authority,
               Single Family Mortgage, Ser. A, Rev., FRDO,
               1.09%, 03/06/03                                             7,245

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Wyoming -- Continued
$  10,000    Wyoming State, Education Fund, Rev., TRAN,
               2.50%, 06/27/03                                     $      10,029
                                                                   -------------
                                                                          90,974
             -------------------------------------------------------------------
             Total State and Municipal Obligations                     9,302,386
             (Cost $9,302,386)
             -------------------------------------------------------------------

             MONEY MARKET FUND -- 0.4%
   36,750    AIM Tax Free Cash Reserve                                    36,750
             (Cost $36,750)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $9,339,136)*                                    $   9,339,136
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN LIQUID ASSETS MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             U.S. GOVERNMENT AGENCY SECURITIES -- 0.8%
$   3,000    Federal Farm Credit Bank, 1.27%, 05/08/03, FRN        $       3,000
   10,000    Federal Home Loan Bank, 1.90%, 11/14/03,
               Ser. 9J-03                                                 10,000
   10,000    Student Loan Marketing Association,
               1.79%, 09/02/03, DN                                         9,908
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities                      22,908
             (Cost $22,908)
             -------------------------------------------------------------------
             CORPORATE NOTES & BONDS -- 11.9%

             Banking -- 2.1%
    5,000    Bankers Trust Corp., 1.45%, 05/11/03,
               Ser. E, MTN, FRN, #                                         5,001
   50,000    Links Finance LLC, 0.00%, 03/11/03, FRN                      49,998
    3,000    Wells Fargo Bank N.A., 1.47%, 03/31/03,
               Ser. C, MTN, FRN                                            3,000
                                                                   -------------
                                                                          57,999

             Diversified -- 0.2%
    6,000    General Electric Capital Corp.,
               1.37%, 02/09/04, FRN                                        6,000

             Financial Services -- 9.6%
    5,000    CIT Group, Inc., 1.47%, 08/14/03, MTN, FRN                    4,989
    4,200    Donaldson Lufkin & Jenrette Securities Corp.,                 4,208
               1.89%, 07/18/03, MTN, FRN
`            Dorada Finance, Inc.,
   54,000      1.33%, 02/12/04, MTN, FRN, #                               53,995
   25,000      1.33%, 02/20/04, Ser. 1, MTN, FRN, #                       24,998
   70,000    Goldman Sachs Group, Inc., 1.36%, 08/04/03                   70,001
   40,000    Halogen Funding Co., LLC, 1.36%, 03/12/03,
               Ser. 1, MTN, FRN, #                                        40,000
    5,000    Heller Financial, Inc., 7.88%, 05/15/03                       5,050
             Household Finance Corp.,
    2,500      1.70%, 08/07/03, MTN, FRN                                   2,498
    4,000      1.64%, 09/26/03, Ser. 2, MTN, FRN                           3,995
    3,850      1.67%, 09/26/03, MTN, FRN                                   3,843
    5,250      1.84%, 10/08/03, MTN, FRN                                   5,247
    8,500      1.65%, 10/15/03, MTN, FRN                                   8,485
    3,000    Nordea Bank Finland PLC (Finland),
               2.92%, 04/04/03 (i),                                        3,000
   30,000    Premium Asset Trust, 1.44%, 05/21/03,
               Ser. 2001-4, FRN, #                                        30,005
             Salomon Smith Barney Holdings, Inc.,
    3,000      1.53%, 05/07/03, Ser. K, MTN, FRN                           3,001
    3,580      6.25%, 05/15/03                                             3,605
                                                                   -------------
                                                                         266,920
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds                               330,919
             (Cost $330,919)
             -------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             COMMERCIAL PAPER -- 49.6%
             Asset Backed Securities -- 29.1%
$  20,000    Amsterdam Funding Corp., 1.33%, 05/23/03              $      19,939
             Atlantis One Funding Corp.,
   10,855      1.35%, 05/21/03                                            10,822
   10,000      1.39%, 05/28/03                                             9,966
   32,500    Beta Finance, Inc., 1.36%, 05/22/03                          32,399
   40,000    Bills Securitization (Germany), 1.27%, 04/29/03              39,917
   24,000    Brahms Funding Corp., 1.33%, 03/21/03                        23,982
             Cantabric Financing LLC,
   50,000      1.30%, 04/30/03                                            49,891
   50,000      1.30%, 05/12/03                                            49,870
             CC USA, Inc.,
   10,000      1.77%, 03/17/03                                             9,992
   11,000      2.98%, 04/08/03                                            11,013
   10,000      1.35%, 04/14/03                                             9,984
   30,000      1.38%, 05/19/03                                            29,909
   10,000      1.40%, 05/30/03                                             9,965
   20,000      1.26%, 06/16/03                                            19,925
   20,000    Charta Corp., 1.26%, 06/09/03                                19,930
   27,000    Clipper Receivables Corp., 1.30%, 03/10/03                   26,991
   15,000    Dorada Finance Corp., 1.28%, 05/23/03                        14,956
    2,000    Edison Asset Securitization LLC, 1.72%, 03/03/03              2,000
             Four Winds Funding Corp.,
   10,000      1.65%, 03/10/03                                             9,996
    3,500      1.73%, 03/18/03                                             3,497
   39,000    Grampian Funding LLC, 1.38%, 05/05/03                        38,903
   25,000    Hatteras Funding Corp., 1.30%, 03/17/03                      24,986
             K2 (USA) LLC,
   11,800      1.73%, 03/05/03                                            11,798
   30,000      1.75%, 03/17/03                                            29,977
   17,000      1.35%, 05/22/03                                            16,948
   12,000      1.40%, 05/27/03                                            11,959
   11,700      1.28%, 07/25/03                                            11,639
             Liberty Street Funding Corp.,
   50,000      1.30%, 03/11/03                                            49,981
   25,000      1.28%, 03/24/03                                            24,980
             Mont Blanc Capital Corp.,
   25,000      1.30%, 04/22/03                                            24,953
   15,000      1.28%, 05/13/03                                            14,961
   25,000      1.27%, 05/19/03                                            24,930
    5,000    New Center Asset Trust, 1.70%, 03/24/03                       4,995
             Silver Tower U.S. Funding LLC,
   25,000      1.38%, 03/03/03                                            24,998
   25,000      1.37%, 03/04/03                                            24,997
   13,000      1.28%, 05/05/03                                            12,970
             Special Purpose Accounts Receivable Cooperative
               Corp.,
   15,000      1.31%, 03/25/03                                            14,987
   30,546      1.28%, 04/11/03                                            30,501

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
$   3,314    Thames Asset Global Securitization (TAGS),
               1.31%, 04/01/03                                     $       3,310
                                                                   -------------
                                                                         807,717

             Automotive -- 1.4%
             DaimlerChrysler N.A. Holdings Corp.,
    2,200      1.50%, 03/06/03                                             2,200
    1,000      1.52%, 03/06/03                                             1,000
    3,000      1.53%, 03/07/03                                             2,999
    2,400      1.48%, 03/12/03                                             2,399
    5,900      1.45%, 03/24/03                                             5,895
             Ford Motor Co.,
    1,900      1.56%, 03/17/03                                             1,899
    5,125      1.46%, 03/24/03                                             5,120
    2,000      1.46%, 03/26/03                                             1,998
             Ford Motor Credit Co.,
    1,000      1.54%, 03/06/03                                             1,000
    4,500      1.54%, 03/07/03                                             4,499
             General Motors Acceptance Corp.,
    1,000      1.54%, 03/06/03                                             1,000
    7,500      1.50%, 03/07/03                                             7,497
    1,700      1.45%, 03/14/03                                             1,699
    4,300      1.46%, 03/26/03                                             4,296
                                                                   -------------
                                                                          43,501

             Banking -- 9.3%
   50,000    Alliance & Leister PLC (United Kingdom),
               1.27%, 04/22/03                                            49,908
   15,000    Allied Irish Banks PLC (Ireland), 1.35%, 04/24/03            14,970
   40,000    Barclays Bank PLC (United Kingdom),
               2.00%, 04/30/03                                            40,000
   20,000    Depfa Deutsche Pfandbrief Bank AG (Germany),
               1.31%, 04/09/03                                            19,972
   14,998    Fortis Funding LLC, 1.74%, 03/03/03                          14,997
   85,000    Links Finance LLC, 1.39%, 02/17/04                           85,000
   14,000    Macquarie Bank LTD (Australia),
               1.40%, 03/06/03                                            13,997
   20,000    Northern Trust Corp., 1.33%, 03/18/03                        19,987
                                                                   -------------
                                                                         258,831

             Diversified -- 0.3%
    7,000    General Electric Capital Corp., 1.72%, 03/04/03               6,999

             Financial Services -- 8.0%
   20,000    Allianz Finance Corp., 1.29%, 04/14/03                       19,968
   15,000    Aspen Funding Corp., 1.65%, 03/10/03                         14,994
             CIT Group, Inc.,
    8,000      1.30%, 04/28/03                                             7,983
   15,000      1.30%, 05/23/03                                            14,955
             Credit Suisse First Boston Corp.,
    5,000      1.69%, 04/09/03                                             4,991
   20,000      1.26%, 06/20/03                                            19,922
   10,000    CXC, Inc., 1.77%, 03/13/03                                    9,994
   15,000    Dorada Finance, Inc., 1.35%, 05/12/03                        14,960

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Financial Services -- Continued
$  50,000    Goldman Sachs & Co., 1.37%, 05/22/03                  $      50,000
   45,000    Halogen Funding Co., LLC, 1.36%, 03/12/04                    45,000
   20,000    Morgan Stanley, 1.30%, 04/17/03                              19,966
                                                                   -------------
                                                                         222,733

             Oil & Gas -- 0.2%
    5,518    Shell Finance PLC (United Kingdom),
               1.73%, 03/06/03                                             5,517

             Printing & Publishing -- 0.5%
             Reed Elsevier Group PLC (United Kingdom),
   11,200      1.42%, 03/05/03                                            11,198
    2,300      1.45%, 03/13/03                                             2,299
                                                                   -------------
                                                                          13,497

             Retailing -- 0.3%
             Safeway, Inc.,
    2,495      1.36%, 03/07/03                                             2,494
    5,000      1.38%, 03/13/03                                             4,998
                                                                   -------------
                                                                           7,492

             Utilities -- 0.3%
    9,325    Southern Power Co., 1.50%, 03/05/03                           9,323
             -------------------------------------------------------------------
             Total Commercial Paper                                    1,375,610
             (Cost $1,375,610)
             -------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- 37.7%

   15,000    Abbey National Treasury Services PLC (United
               Kingdom) (Yankee), 1.27%, 09/12/03,
               Floating Rate                                              14,998
             ABN-AMRO Bank N.V. (The Netherlands) (Yankee),
   25,000      1.73%, 10/31/03                                            25,000
   50,000      1.41%, 02/09/04                                            50,000
    2,000    Bank of America N.A., 2.50%, 05/02/03                         2,000
   60,000    Bank of Nova Scotia (Canada) (Yankee),
               1.30%, 04/14/03                                            60,000
             Barclays Bank PLC (United Kingdom) (Yankee),
   40,000      1.30%, 05/02/03                                            40,002
   30,000      1.26%, 05/23/03                                            30,000
    7,000    Bayerische Landesbank Girozentrale (Germany)
               (Yankee), 1.25%, 04/28/03, Floating Rate                    6,999
    2,000    BNP Paribas/New York (Yankee), 2.69%, 04/15/03                2,000
   10,000    Canadian Imperial Bank of Commerce/New York
               (Yankee), 1.27%, 09/09/03, Floating Rate                    9,998
             Canadian Imperial Bank of Commerce (Canada)
               (Yankee),
    3,000      2.89%, 04/03/03                                             3,000
   25,000      1.31%, 04/08/03                                            25,001
   30,000      1.27%, 08/26/03                                            30,000
   50,000      1.31%, 01/27/04, Floating Rate                             50,000
             Credit Agricole Indosuez SA (France) (Yankee),
    5,500      2.72%, 04/15/03                                             5,500
    2,500      2.55%, 05/30/03                                             2,500

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Certificates of Deposit -- Continued
$  50,000      1.28%, 06/23/03                                     $      50,002
   14,500    Credit Agricole Indosuez SA/New York (Yankee),
               1.27%, 09/25/03, Floating Rate                             14,498
   60,000    Credit Industriel Et Commercial (France) (Yankee),
               1.29%, 03/28/03                                            60,000
   60,000    Credit Industriel Et Commercial/New York (Yankee),
               1.30%, 04/07/03                                            60,000
   15,000    Credit Suisse First Boston Corp. (Switzerland)
               (Yankee), 1.26%, 06/05/03, Floating Rate                   14,998
   15,000    Den Danske Bank, 1.77%, 03/13/03                             15,000
   25,000    Den Norske Bank (Norway) (Yankee),
               1.29%, 06/23/03                                            25,000
   50,000    Deutsche Bank AG (Germany) (Yankee),
               1.45%, 03/26/04                                            50,000
             HBOS Treasury Services PLC (United Kingdom)
               (Yankee),
   50,000      1.32%, 04/10/03                                            50,000
   25,000      1.39%, 05/06/03                                            25,000
   25,000    ING Bank N.V. (The Netherlands) (Yankee),
               1.37%, 01/30/04                                            25,000
    3,500    Landesbank Baden-Wurttemberg/New York
               (Yankee), 1.26%, 04/11/03, Floating Rate                    3,500
               Natexis Banques Populaires (France) (Yankee)
   35,000      1.75%, 03/05/03                                            35,000
   15,000      1.77%, 03/12/03                                            15,000
   10,000      2.57%, 05/07/03                                            10,000
   65,000    Nordea Bank AB (Sweden) (Yankee),
               1.31%, 01/27/04                                            65,001
   15,000    Royal Bank of Canada (Canada) (Yankee),
               1.27%, 09/12/03                                            14,998
             Societe Generale (France) (Yankee),
   20,000      1.35%, 04/25/03                                            20,000
    7,000      1.25%, 04/28/03, Floating Rate                              6,999
             Svenska Handelsbanken, Inc. (Sweden) (Yankee),
   15,000      2.61%, 05/07/03                                            15,000
   30,000      1.31%, 06/10/03                                            30,001
   10,000    Toronto Dominion Bank of New York (Yankee),
               1.27%, 09/09/03, Floating Rate                              9,998
    5,500    UBS AG (Switzerland) (Yankee), 2.70%, 04/15/03                5,500
             Westdeutsche Landesbank Girozentrale (Germany)
               (Yankee),
   30,000      1.42%, 05/28/03                                            30,000
   20,000      1.26%, 06/24/03, Floating Rate                             19,997
   20,500      1.26%, 09/22/03, Floating Rate                             20,496
             -------------------------------------------------------------------
             Total Certificates of Deposit                             1,047,986
             (Cost $1,047,986)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $   2,777,423
             (Cost $2,777,423)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN PRIME MONEY MARKET FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             U.S. GOVERNMENT AGENCY SECURITY -- 0.1%
$   62,050   Student Loan Marketing Association,
               1.30%, 03/03/03, DN                                 $      62,046
               (Cost $62,046)

             STATE AND MUNICIPAL OBLIGATIONS -- 1.6%
   290,000   California State, Rev., RAN, FRDO,
               1.34%, 06/20/03                                           290,000
   655,000   California State, Ser. F, Rev., RAN, FRDO,
               1.34%, 06/20/03                                           655,000
     5,460   Wake Forest University, Ser. 1997, Rev., FRDO,
               1.34%, 03/06/03                                             5,460
             -------------------------------------------------------------------
             Total State and Municipal Obligations                       950,460
             (Cost $950,460)
             -------------------------------------------------------------------
             CORPORATE NOTES & BONDS -- 9.3%

             Asset Backed Securities -- 1.6%
   120,000   Dorada Finance, Inc., 1.33%, 03/06/03,
               MTN, FRN, #                                               119,994
   200,000   K2 (USA) LLC, 1.30%, 02/17/04, FRN
             Restructured Asset Securities with Enhanced
               Returns (RACERS),                                         200,000
   276,000     1.39%, 04/01/03, Ser. 2001-MM-8, FRN, #, (i)              276,000
   130,000     1.40%, 05/30/03, Ser. 2000- ZCM-7, FRN, #, (i)            130,000
   232,200     1.49%, 09/16/03, Ser. MM-1999-35, FRN, #, (i)             232,200
                                                                   -------------
                                                                         958,194

             Banking -- 1.3%
   769,980   Wells Fargo Bank N.A., 1.38%,
               02/13/04, MTN, FRN                                        769,980

             Diversified -- 1.5%
             General Electric Capital Corp.,
   468,000     1.37%, 02/09/04, FRN                                      468,000
   400,000     1.37%, 02/17/04, MTN, FRN                                 400,000
                                                                   -------------
                                                                         868,000

             Financial Services -- 3.5%
             Associates Corp. of North America,
   110,000     1.48%, 06/15/03, FRN                                      110,000
    75,000     1.47%, 06/26/03, FRN                                       75,000
             CC USA, Inc.,
   150,000     1.33%, 03/06/03, MTN, FRN, #                              150,000
   125,000     1.33%, 02/09/04, MTN, FRN, #                              124,982
   125,000     1.33%, 02/27/04, MTN, FRN, #                              125,000
             CIT Group, Inc.,
   110,000     1.84%, 04/07/03, MTN, FRN                                 110,016
    41,450     1.47%, 08/14/03, MTN, FRN                                  41,358
    25,000     1.49%, 08/14/03, MTN, FRN                                  24,948
   106,300   Citigroup, Inc., 5.70%, 02/06/04                            110,550

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Financial Services -- Continued
$  244,000   Goldman Sachs Group LP, 1.63%, 04/15/03,
               Ser. A, MTN, FRN, #, (i)                            $     244,000
   455,000   HBOS Treasury Services PLC (United Kingdom),
               1.33%, 03/19/04, MTN, FRN, #                              455,000
   100,000   Money Market Trust, 1.49%, 03/17/03,
               Ser. A-1, FRN, #, (i)                                     100,000
    60,000   Money Market Trust LLY, 1.39%, 12/03/03, FRN, #              60,000
   260,000   Morgan Stanley, 1.44%, 02/16/04,
               Ser. 1, MTN, FRN                                          260,000
    91,500   Salomon Smith Barney Holdings, Inc.,
               1.53%, 05/07/03, Ser. K, MTN, FRN                          91,536
                                                                   -------------
                                                                       2,082,390

             Oil & Gas -- 0.2%
   100,000   BP Capitals Markets PLC (United Kingdom),
               1.30%, 03/08/04, FRN                                       99,995

             Telecommunications -- 1.2%
   250,000   Bellsouth Telecommunications, Inc.,
               1.38%, 04/04/03, FRN                                      250,000
   438,000   SBC Communications, Inc.,
               1.38%, 03/14/03, FRN, #                                   438,000
                                                                   -------------
                                                                         688,000
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds                             5,466,559
             (Cost $5,466,559)
             -------------------------------------------------------------------

             ASSET BACKED SECURITY -- 0.4%
   260,000   Blue Heron Funding LTD, 1.37%, 03/21/03,
               Ser. 2-A, Class A, FRN, #
               (Cost $260,000)                                           260,000

             FUNDING AGREEMENTS/GIC -- 0.3%
   100,000   Jackson National Life Global Funding,
               1.39%, 02/21/04, FRN, #                                   100,000
    50,000   Travelers Insurance Co., 1.41%, 04/24/03, FRN, #, (i)        50,000
    50,000   United of Omaha Life Insurance Co.,
               1.44%, 05/19/03, FRN, #, (i)                               50,000
             -------------------------------------------------------------------
             Total Funding Agreements/GIC                                200,000
             (Cost $200,000)
             -------------------------------------------------------------------

             COMMERCIAL PAPER -- 35.6%
             Asset Backed Securities -- 18.5%
   140,000   Alpine Securitization Corp., 1.73%, 04/04/03                139,771
             Amsterdam Funding Corp.,
    50,000     1.33%, 03/07/03                                            49,989
    50,000     1.26%, 04/25/03                                            49,904
    50,000     1.33%, 05/15/03                                            49,861
             Aquinas Funding LLC,
    81,139     1.36%, 03/03/03                                            81,133
     9,818     1.77%, 03/12/03                                             9,813
    30,735     1.26%, 08/27/03                                            30,542

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
             Atlantis One Funding Corp.,
$   50,000     1.62%, 03/06/03                                     $      49,989
    94,631     1.75%, 03/07/03                                            94,603
   100,000     1.33%, 03/19/03                                            99,934
   121,024     1.69%, 03/20/03                                           120,916
    25,000     1.33%, 04/16/03                                            24,958
    55,000     1.77%, 04/17/03                                            54,873
   100,000     1.33%, 05/07/03                                            99,752
    29,948     1.39%, 05/28/03                                            29,846
    58,000     1.26%, 08/14/03                                            57,663
             Beta Finance, Inc.,
    40,000     1.74%, 03/10/03                                            39,983
    60,000     1.76%, 03/17/03                                            59,953
    12,000     1.31%, 04/07/03                                            11,984
    24,000     1.33%, 05/12/03                                            23,936
    38,000     1.24%, 06/02/03                                            37,878
    50,000   Bills Securitization (Germany), 1.30%, 04/14/03              49,921
             CC USA, Inc.,
    50,000     1.75%, 03/17/03                                            49,961
    45,500     1.27%, 04/17/03                                            45,425
    12,500     1.27%, 05/15/03                                            12,467
    32,000     1.27%, 05/22/03                                            31,907
    50,000   Charta Corp., 1.27%, 03/20/03                                49,966
             Clipper Receivables Corp.,
   205,000     1.35%, 03/03/03                                           204,985
    89,155     1.29%, 04/24/03                                            88,982
    20,000   Commercial Federal Bank, 1.26%, 06/12/03                     19,928
             Compass Securitization LLC,
    17,835     1.35%, 03/07/03                                            17,831
    72,000     1.30%, 04/10/03                                            71,896
    70,620     1.27%, 05/12/03                                            70,441
   100,000     1.26%, 05/23/03                                            99,710
    40,835     1.26%, 05/27/03                                            40,711
    51,000     1.27%, 05/27/03                                            50,843
   150,000   Corporate Receivables Corp., 1.33%, 03/07/03                149,967
             Dakota Certificate Program (Citibank Credit Card
               Master Trust I),
   100,000     1.35%, 03/18/03                                            99,936
   100,000     1.35%, 03/19/03                                            99,933
   150,000     1.34%, 03/20/03                                           149,894
   125,000     1.27%, 04/10/03                                           124,824
   150,000     1.26%, 05/23/03                                           149,564
    50,000     1.27%, 05/27/03                                            49,847
             Dorada Finance, Inc.,
    26,000     1.27%, 05/23/03                                            25,924
    45,000     1.28%, 05/23/03                                            44,867
    30,200     1.75%, 03/06/03                                            30,193
    51,887     1.75%, 03/13/03                                            51,857
     7,455     1.33%, 04/02/03                                             7,446
    26,500     1.78%, 04/23/03                                            26,431
    10,500     1.28%, 05/28/03                                            10,467

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
             Edison Asset Securitization LLC,
$  300,000     1.36%, 03/03/03                                     $     299,976
   158,680     1.34%, 03/11/03                                           158,621
    65,000     1.76%, 03/12/03                                            64,965
   188,000     1.34%, 03/18/03                                           187,881
   261,000     1.70%, 03/20/03                                           260,766
    90,000     1.30%, 04/07/03                                            89,880
   210,000     1.31%, 04/07/03                                           209,717
   250,000     1.77%, 04/24/03                                           249,336
   400,000     1.26%, 08/12/03                                           397,703
   150,000     1.33%, 05/08/03                                           149,623
             Eureka Securitization, Inc.,
    28,750     1.27%, 04/03/03                                            28,717
    42,000     1.26%, 05/22/03                                            41,879
             FCAR Owner Trust Series I,
    56,000     1.34%, 03/13/03                                            55,975
    40,000     1.26%, 05/22/03                                            39,885
             Galaxy Funding, Inc.,
    50,000     1.28%, 04/03/03                                            49,941
    49,500     1.28%, 04/22/03                                            49,408
   105,000     1.27%, 04/25/03                                           104,796
   125,000     1.26%, 05/23/03                                           124,637
   202,000     1.27%, 05/27/03                                           201,380
    79,734   Gemini Funding Corp., 1.27%, 03/11/03                        79,706
             Giro Multi-Funding Corp.,
    50,000     1.28%, 03/17/03                                            49,972
    40,086     1.27%, 03/20/03                                            40,059
    79,894     1.31%, 03/25/03                                            79,824
    50,000     1.69%, 03/25/03                                            49,944
    72,377     1.27%, 04/25/03                                            72,237
    22,000     1.27%, 05/22/03                                            21,936
             Govco, Inc.,
    20,000     1.33%, 03/03/03                                            19,999
    45,000     1.27%, 03/17/03                                            44,975
             Grampian Funding LLC,
    76,000     1.65%, 03/03/03                                            75,993
    75,000     1.27%, 08/11/03                                            74,569
             Greyhawk Funding LLC,
    70,000     1.27%, 04/08/03                                            69,906
   290,000     1.29%, 04/11/03                                           289,574
    35,000     1.27%, 05/19/03                                            34,902
   104,000     1.27%, 05/23/03                                           103,695
             Hatteras Funding Corp.,
    12,981     1.30%, 03/19/03                                            12,973
    37,000     1.71%, 03/26/03                                            36,956
    77,000     1.27%, 04/10/03                                            76,891
   108,589     1.28%, 04/16/03                                           108,411
   125,000     1.27%, 04/23/03                                           124,766
             K2 (USA) LLC,
    30,000     1.75%, 03/17/03                                            29,977
    65,000     1.70%, 03/28/03                                            64,917

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
$    6,500     1.70%, 03/31/03                                     $       6,491
    46,500     1.33%, 05/12/03                                            46,376
    71,000     1.40%, 05/30/03                                            70,752
    24,000     1.26%, 08/26/03                                            23,851
    16,500     1.28%, 08/28/03                                            16,394
    50,000     1.40%, 02/23/04                                            50,000
    64,659   Kitty Hawk Funding Corp., 1.34%, 03/10/03                    64,637
    66,000   Liberty Street Funding Corp., 1.30%, 03/17/03                65,962
   100,000   Links Finance LLC, 1.33%, 03/03/04                           99,995
             Mont Blanc Capital Corp.,
   109,720     1.35%, 03/12/03                                           109,675
    20,072     1.35%, 03/20/03                                            20,058
    38,000     1.33%, 03/21/03                                            37,972
    75,000     1.27%, 05/22/03                                            74,783
    77,859     1.27%, 06/03/03                                            77,601
             Montauk Funding Corp.,
    95,000     1.28%, 03/07/03                                            94,980
   170,000     1.27%, 04/04/03                                           169,796
   127,200     1.28%, 04/08/03                                           127,028
   115,000     1.30%, 07/15/03                                           115,000
             Old Line Funding Corp.,
    40,876     1.33%, 03/19/03                                            40,849
    27,333     1.29%, 04/10/03                                            27,294
   217,000   Pennine Funding LLC, 1.30%, 03/11/03                        216,922
    25,000   Private Export Funding Corp., 1.75%, 04/30/03                24,927
             Sheffield Receivables Corp.,
    70,822     1.75%, 03/03/03                                            70,815
    57,697     1.34%, 03/11/03                                            57,676
    46,410     1.27%, 05/19/03                                            46,281
             Sigma Finance, Inc.,
    50,000     1.34%, 03/05/03                                            49,993
    45,425     1.35%, 03/17/03                                            45,398
    30,000     1.31%, 03/24/03                                            29,975
    20,000     1.27%, 03/26/03                                            19,982
   200,000     1.30%, 04/03/03                                           199,762
    52,000     1.30%, 04/09/03                                            51,927
   136,000     1.27%, 05/28/03                                           135,578
             Silver Tower U.S. Funding LLC,
    50,000     1.37%, 03/03/03                                            49,996
    45,000     1.38%, 03/03/03                                            44,997
    70,000     1.37%, 03/04/03                                            69,992
   447,000   Special Purpose Accounts Receivable Cooperative
               Corp., 1.40%, 07/24/03                                    446,981
             Stellar Funding Group, Inc.,
     2,516     1.71%, 03/24/03                                             2,513
     8,891     1.71%, 03/27/03                                             8,880
    50,000   Trident Capital Finance, Inc., 1.31%, 04/01/03               50,000
     7,642   Triple-A One Funding Corp., 1.28%, 04/21/03                   7,628
             Tulip Funding Corp.,
    99,059     1.27%, 05/28/03                                            98,751
   122,557     1.25%, 09/04/03                                           121,758

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
             Windmill Funding Corp.,
$   60,000     1.26%, 04/28/03                                     $      59,878
    50,000     1.33%, 05/12/03                                            49,867
    48,000     1.33%, 05/15/03                                            47,867
    10,292     1.33%, 05/22/03                                            10,261
                                                                   -------------
                                                                      10,828,772

             Banking -- 9.3%
   100,000   Allied Irish Banks PLC (Ireland), 1.27%, 04/23/03            99,814
             Bank of Ireland (Ireland),
   156,678     1.34%, 04/21/03                                           156,382
   100,000     1.35%, 04/22/03                                            99,805
             Banque ET Caisse D'Epargne De L'Etat (Luxembourg),
   200,000     1.62%, 03/04/03                                           199,973
    50,000     1.60%, 04/01/03                                            49,931
    55,000     1.62%, 04/08/03                                            54,906
     3,000     1.60%, 04/10/03                                             2,995
   420,000   BNP Paribas (France), 1.35%, 04/25/03                       419,999
   200,000   Citibank N.A., 1.26%, 05/20/03                              200,000
   110,975   Danske Bank AS (Denmark), 1.23%, 05/12/03                   110,703
             Den Norske Bank (Norway),
    15,000     1.77%, 03/12/03                                            14,992
    59,000     1.36%, 04/24/03                                            58,880
   200,000     1.26%, 06/27/03                                           199,174
             Depfa Deutsche Pfandbrief Bank AG (Germany),
    50,000     1.27%, 05/05/03                                            49,886
    50,000     1.27%, 08/04/03                                            49,726
    70,000     1.33%, 03/13/03                                            69,969
    15,000     1.53%, 04/03/03                                            14,979
    15,000     1.27%, 04/14/03                                            14,977
             Deutsche Bank AG (Germany),
   375,000     1.29%, 05/05/03                                           374,124
   175,000     1.30%, 05/05/03                                           175,000
   400,000     1.31%, 02/23/04                                           400,000
             Hamburgische Landesbank (Germany),
   186,000     1.34%, 03/07/03                                           185,958
   125,000     1.36%, 04/09/03                                           124,816
             ING (US) Funding LLC,
   106,000     1.75%, 03/27/03                                           105,866
   141,000     1.34%, 05/08/03                                           140,643
   301,000   KBC Financial Products International (Belgium),
               1.35%, 03/03/03                                           300,977
   100,000   Landesbank Baden Wuerttemberg (Germany),
               1.25%, 05/27/03                                            99,997
    45,000   Landesbank Schleswig Holstein (Germany),
               1.36%, 05/27/03                                            44,852
             Lloyds TSB Bank PLC (United Kingdom),
   195,000     1.25%, 07/28/03                                           193,991
    80,000     1.25%, 08/18/03                                            80,000
   200,000   Morgan Stanley, 1.41%, 07/17/03                             200,000
             Norddeutsche Landesbank Girozentrale (Germany),
   200,000     1.33%, 03/14/03                                           200,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Banking -- Continued
$  150,000     1.26%, 05/06/03                                     $     149,654
    52,000   Nordea North America, Inc. (Sweden),
               1.24%, 09/03/03                                            51,668
             Northern Trust Corp.,
    30,000     1.33%, 03/18/03                                            29,981
    30,000     1.29%, 03/19/03                                            29,981
   150,000   Societe Generale (France), 1.30%, 04/08/03                  149,795
    10,000   Svenska Handelsbanken, Inc. (Sweden),
               1.70%, 03/24/03                                             9,989
             Swedbank, Inc.,
   150,000     1.30%, 04/03/03                                           149,822
    70,000     1.30%, 04/07/03                                            69,907
    50,000   Swiss Re Financial Products Corp.,
               1.26%, 07/15/03                                            49,762
   200,000   UBS Finance (Delaware) LLC, 1.34%, 03/03/03                 199,985
    75,000   Wells Fargo & Co., 1.23%, 03/07/03                           74,985
                                                                   -------------
                                                                       5,458,844

             Diversified -- 3.0%
             General Electric Capital Corp.,
   393,000     1.72%, 03/04/03                                           392,945
   150,000     1.34%, 03/13/03                                           149,933
   217,000     1.32%, 04/23/03                                           216,578
    75,000     1.28%, 05/22/03                                            74,781
   276,352     1.27%, 07/24/03                                           274,938
   325,000     1.26%, 08/14/03                                           323,112
   175,000     1.26%, 08/21/03                                           173,940
   160,000     1.26%, 08/28/03                                           158,992
                                                                   -------------
                                                                       1,765,219

             Financial Services -- 3.8%
             Allianz Finance Corp. (Germany),
    90,000     1.28%, 03/06/03                                            89,984
   136,500     1.58%, 04/03/03                                           136,302
    30,000     1.55%, 04/04/03                                            29,956
             CIT Group, Inc.,
    15,000     1.30%, 03/19/03                                            14,990
    50,000     1.31%, 05/30/03                                            49,836
             Credit Suisse First Boston Corp.,
   118,500     1.69%, 04/09/03                                           118,283
    30,000     1.78%, 04/21/03                                            29,924
             CXC, Inc.,
    70,000     1.77%, 03/12/03                                            69,962
    25,000     1.25%, 05/08/03                                            24,941
             Fortis Funding LLC,
    25,000     1.62%, 03/19/03                                            24,980
    20,000     1.62%, 03/26/03                                            19,978
   600,000   Goldman Sachs & Co., 1.37%, 05/22/03                        600,001
   400,000   Goldman Sachs Group, Inc.,
               1.31%, 06/23/03, FRN                                      400,000
    56,000   Landesbank Schleswig Holstein (Germany),
               1.62%, 04/08/03                                            55,904

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Financial Services -- Continued
             Salomon Smith Barney Holdings, Inc.,
$  175,000     1.33%, 03/13/03                                     $     174,922
   245,000     1.31%, 05/05/03, FRN                                      245,000
    50,000   Swedish National Housing Finance (Sweden),
               1.34%, 03/06/03                                            49,991
             Swiss Re Financial Products Corp. (Switzerland),
     3,254     1.65%, 03/07/03                                             3,253
    70,000     1.75%, 03/13/03                                            69,959
    25,500     1.70%, 03/26/03                                            25,470
                                                                   -------------
                                                                       2,233,636

             Insurance -- 0.2%
    32,260   Independence Funding LLC, 1.30%, 05/14/03                    32,174
             Prudential Corp. PLC (United Kingdom),
    20,298     1.27%, 04/15/03                                            20,266
    44,000     1.27%, 04/22/03                                            43,919
                                                                   -------------
                                                                          96,359

             Oil & Gas -- 0.8%
   195,000   Schlumberger PLC (United Kingdom),
               1.34%, 03/07/03                                           194,956
             Shell Finance PLC (United Kingdom),
    75,000     1.73%, 03/06/03                                            74,982
   200,000     2.48%, 05/02/03                                           199,146
                                                                   -------------
                                                                         469,084
             -------------------------------------------------------------------
             Total Commercial Paper                                   20,851,914
             (Cost $20,851,914)
             -------------------------------------------------------------------

             CERTIFICATES OF DEPOSIT -- 39.7%
   485,000   Abbey National Treasury Services PLC
               (United Kingdom) (Yankee),
               1.27%, 09/12/03, Floating Rate                            484,922
             ABN-AMRO Bank N.V. (The Netherlands) (Yankee),
   280,000     1.34%, 04/22/03                                           280,002
   100,000     1.34%, 04/22/03                                           100,000
   600,000     1.31%, 01/27/04, Floating Rate                            599,972
    35,000   Banco Bilbao Vizcaya Argentina (Argentina)
               (Yankee), 1.63%, 04/03/03                                  35,000
             Bank of America N.A.,
   280,550     2.50%, 05/02/03                                           280,550
   192,700     2.58%, 06/03/03                                           192,700
             Bank of Nova Scotia (Canada) (Yankee),
   100,000     1.30%, 03/13/03                                           100,000
   150,000     1.77%, 03/20/03                                           150,000
   100,000     1.34%, 04/21/03                                           100,000
   100,000     1.26%, 06/26/03                                           100,000
             Barclays Bank PLC (United Kingdom) (Yankee),
   115,000     1.29%, 03/21/03                                           115,001
   500,000     2.93%, 03/25/03                                           499,984
    47,000     1.30%, 05/02/03                                            47,000
   125,000     1.36%, 05/06/03                                           125,000
   100,000     1.27%, 08/13/03                                           100,004

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Certificates of Deposit -- Continued
$  100,000     1.25%, 08/18/03                                     $      99,995
   300,000     1.25%, 08/18/03                                           300,000
   250,000     1.26%, 08/18/03                                           250,000
   200,000     1.25%, 08/21/03                                           200,000
   100,000     1.27%, 08/21/03                                           100,005
             Bayerische Hypo-und Vereinsbank AG (Germany)
               (Yankee),
   250,000     1.77%, 03/10/03                                           250,000
   100,000     1.78%, 03/13/03                                           100,000
             Bayerische Landesbank Girozentrale (Germany)
               (Yankee),
   466,000     1.25%, 04/28/03, Floating Rate                            465,963
   252,000     1.26%, 06/24/03, Floating Rate                            251,968
             Beta Finance, Inc.,
    72,000     1.38%, 02/12/04, MTN, #                                    71,997
   260,000     1.39%, 02/18/04, MTN, #                                   260,000
             BNP Paribas (France) (Yankee),
   350,000     2.59%, 04/04/03                                           349,997
   245,000     2.69%, 04/15/03                                           244,982
   600,000     1.26%, 08/04/03                                           600,000
   250,000     1.38%, 02/05/04                                           250,000
   100,000     1.38%, 02/05/04                                           100,000
   421,000   Canadian Imperial Bank of Commerce/New York
               (Yankee), 1.27%, 09/09/03, Floating Rate                  420,934
             Canadian Imperial Bank of Commerce (Canada)
               (Yankee),
   100,000     1.28%, 07/10/03                                           100,000
   200,000     1.29%, 08/11/03                                           200,009
    50,000     1.29%, 08/11/03                                            50,002
   200,000     1.27%, 09/29/03                                           199,971
             Citibank N.A.,
   200,000     1.27%, 04/28/03                                           200,000
   685,000     1.27%, 06/04/03                                           685,000
             Credit Agricole Indosuez SA (France) (Yankee),
   350,000     2.60%, 04/04/03                                           349,995
   100,000     1.76%, 04/21/03                                           100,000
             Credit Suisse First Boston (Switzerland) (Yankee),
   150,000     1.31%, 07/18/03, Floating Rate                            150,000
   200,000     1.26%, 06/05/03, Floating Rate                            199,979
             Deutsche Bank AG (Germany) (Yankee),
   250,000     1.31%, 04/09/03                                           250,000
   200,000     1.30%, 04/16/03                                           200,000
   300,000     1.34%, 04/22/03                                           300,000
   300,000     1.35%, 04/25/03                                           300,000
   200,000   Dexia Bank (Belgium) (Yankee), 1.76%, 04/24/03              200,000
             Dresdner Bank AG (Germany) (Yankee),
   225,000     1.36%, 03/20/03                                           225,000
   110,000     1.64%, 04/04/03                                           110,000
   265,000   Dresdner Bank AG/New York (Yankee),
               1.32%, 10/02/03, Floating Rate                            265,000

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.0%

             Certificates of Deposit -- Continued
             HBOS Treasury Services PLC (United Kingdom)
               (Yankee),
$  100,000     1.34%, 03/17/03                                     $     100,002
   170,000     1.53%, 04/07/03                                           170,000
   125,000     1.32%, 04/10/03                                           125,000
   375,000     1.35%, 04/14/03                                           375,000
   375,000     1.35%, 04/14/03                                           375,000
   130,000     1.35%, 04/22/03                                           130,000
   250,000     1.39%, 05/06/03                                           250,000
   350,000     1.37%, 01/30/04                                           350,000
   200,000   HSBC Holdings PLC (United Kingdom) (Yankee),
               1.78%, 04/22/03                                           200,000
             ING Bank N.V. (The Netherlands) (Yankee),
   100,000     1.70%, 03/27/03                                           100,000
   250,000     1.31%, 04/07/03                                           250,000
   260,000     1.27%, 06/23/03                                           260,000
   100,000   Landesbank Baden-Wuerttemberg (Germany)
               (Yankee), 1.31%, 04/03/03                                 100,001
   504,500   Landesbank Baden-Wurttemberg/New York
               (Yankee), 1.26%, 04/11/03, Floating Rate                  504,472
             Landesbank Hessen-Thuringen Girozentrale
               (Germany) (Yankee),
   250,000     1.59%, 04/03/03                                           250,000
    75,000     1.38%, 05/30/03                                            75,006
    74,450   LaSalle National Bank, 2.50%, 05/06/03                       74,449
             Lloyds TSB Bank PLC (United Kingdom),
   100,000     1.35%, 04/25/03                                           100,000
   200,000     1.33%, 05/01/03                                           200,000
   150,000     1.26%, 08/26/03                                           150,000
             Nationwide Building Society (United Kingdom)
   100,000     1.27%, 05/27/03                                           100,001
   100,000     1.26%, 06/25/03                                           100,001
             Norddeutsche Landesbank Girozentrale
               (Germany) (Yankee),
    58,000     1.60%, 04/03/03                                            58,000
   100,000     1.28%, 08/11/03                                           100,002
   200,000     1.28%, 10/06/03, Floating Rate                            199,976
   355,000   Royal Bank of Canada (Canada) (Yankee),
               1.27%, 09/12/03                                           354,943
   300,000   Royal Bank of Canada/New York (Yankee),
               1.27%, 09/30/03, Floating Rate                            299,947
             Societe Generale (France) (Yankee),
   500,000     1.26%, 03/25/03, Floating Rate                            499,986
   500,000     1.31%, 04/14/03                                           500,000
   461,000     1.25%, 04/28/03, Floating Rate                            460,963
             Svenska Handelsbanken, Inc. (Sweden) (Yankee),
   250,000     1.77%, 04/22/03                                           250,000
   100,000     1.80%, 04/22/03                                           100,001
    50,000   The Bank of New York Co., 2.11%, 08/12/03                    50,183
             Toronto Dominion Bank LTD (Canada) (Yankee),
   100,000     1.31%, 07/07/03                                           100,016

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Certificates of Deposit -- Continued
$  100,000     1.26%, 07/21/03                                     $     100,000
    90,000   Toronto Dominion Bank of New York (Yankee),
               1.27%, 09/09/03, Floating Rate                             89,986
             UniCredito Italiano SPA (Italy) (Yankee),
   150,000     1.77%, 03/13/03                                           150,000
   300,000     1.35%, 03/24/03                                           300,000
   200,000     1.71%, 03/31/03                                           200,000
   325,000     1.33%, 04/07/03                                           325,002
   200,000     1.63%, 04/09/03                                           200,000
   400,000   US Bank N.A., 1.30%, 02/24/04, Floating Rate                399,960
             Wells Fargo Bank N.A.,
    48,000     1.68%, 03/25/03                                            48,002
    50,000     1.68%, 04/02/03                                            50,002
   200,000     1.28%, 01/20/04, Floating Rate                            199,982
   475,000     1.28%, 02/06/04, Floating Rate                            474,956
   675,000     1.28%, 02/13/04, Floating Rate                            675,000
             Westdeutsche Landesbank Girozentrale (Germany)
               (Yankee),
   100,000     1.63%, 04/09/03                                           100,000
   200,000     1.75%, 04/17/03                                           200,000
   150,000     1.42%, 05/28/03                                           150,000
   302,000     1.26%, 06/24/03, Floating Rate                            301,962
   240,000   Westdeutsche Landesbank Girozentrale/New York
               (Yankee), 1.26%, 03/24/03, Floating Rate                  239,992
             -------------------------------------------------------------------
             Total Certificates of Deposit                            23,228,725
             (Cost $23,228,725)
             -------------------------------------------------------------------
             TIME DEPOSITS -- 3.9%
   706,188   Citibank N.A., 1.34%, 03/03/03                              706,188
   550,000   Credit Suisse First Boston, Inc., 1.35%, 03/03/03           550,000
   140,000   Fifth Third Bank, 1.31%, 03/03/03                           140,000
   500,000   National Australia Bank LTD (Australia),
               1.35%, 03/03/03                                           500,000
   200,000   National City Bank of Kentucky, 1.34%, 03/03/03             200,000
   200,000   Societe Generale (Grand Cayman Branch) (France),
               1.34%, 03/03/03                                           200,000
             -------------------------------------------------------------------
             Total Time Deposits                                       2,296,188
             (Cost $2,296,188)
             -------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 9.1%
   119,768   Deutsche Bank Securities, Inc., 1.33%, dated
               02/28/03, due 03/03/03, repurchase price $119,781,
               collateralized by U.S. Government Agency
               Securities & U.S. Treasury Notes                          119,768
    99,171   Deutsche Bank Securities, Inc., 1.38%, dated
               02/28/03, due 03/03/03 repurchase price $99,182,
               collateralized by U.S. Government Agency
               Securities & U.S. Treasury Notes                           99,171

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             REPURCHASE AGREEMENTS -- CONTINUED
$  150,000   Greenwich Capital Markets, Inc., 1.38%, dated
               02/28/03, due 03/03/03, repurchase price,
               $150, 017, collateralized by U.S. Government
               Agency Securities                                   $     150,000
 5,000,000   UBS Warburg LLC, 1.38%, dated 02/28/03,
               due 03/03/03, repurchase price, $5,000,575,
               collateralized by U.S. Government
               Agency Securities                                       5,000,000
             -------------------------------------------------------------------
             Total Repurchase Agreements                               5,368,939
             (Cost $5,368,939)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $58,684,831)*                                   $  58,684,831
--------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:

*       -- The cost of securities is substantially the same for federal income tax purposes.
#       -- Security may only be sold to qualified institutional buyers.
^       -- Amount rounds to less than 0.1%.
(i)     -- Security is considered illiquid and may be difficult to sell.
(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
ACES    -- Auction Rate Securities.
AMBAC   -- American Municipal Bond Assurance Corp.
BAN     -- Bond Anticipation Notes.
CONS    -- Consolidated Bonds.
COP     -- Certificates of Participation.
DN      -- Discount Note: The rate shown is the effective yield at the date of purchase.
FGIC    -- Financial Guaranty Insurance Corp.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2003.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at February 28, 2003.
FSA     -- Financial Securities Assistance
GAN     -- Grant Anticipation Note.
GO      -- General Obligation.
IDA     -- Industrial Development Authority.
IDB     -- Industrial Development Board.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association
MTN     -- Medium Term Note.
PCFA    -- Pollution Control Financing Authority.
PCR     -- Pollution Control Revenue.
RAN     -- Revenue Anticipation Notes.
Rev.    -- Revenue Bond.
Ser.    -- Series.
TAN     -- Tax Anticipation Notes.
TRAN    -- Tax & Revenue Anticipation Notes.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Assets and Liabilities

As of February 28, 2003 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                     100% U.S.
                                                                 TREASURY SECURITIES   U.S. GOVERNMENT
                                                                   MONEY MARKET          MONEY MARKET
                                                                       FUND                 FUND
-------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $       6,180,031   $       9,531,894
     Receivables:
      Investment securities sold                                            297,721                  --
      Fund shares sold                                                           65                  --
      Interest                                                                3,096               9,650
      Expense reimbursements                                                      2                  --
-------------------------------------------------------------------------------------------------------
   Total Assets                                                           6,480,915           9,541,544
-------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                      297,721                  --
      Dividends                                                               1,713               3,209
     Accrued liabilities:
      Investment advisory fees                                                  461                 745
      Administration fees                                                       383                 409
      Shareholder servicing fees                                              1,055               1,371
      Distribution fees                                                          38                 130
      Trustees' fees - deferred compensation plan                               680               1,234
      Other                                                                     678                 750
-------------------------------------------------------------------------------------------------------
   Total Liabilities                                                        302,729               7,848
-------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                      6,178,169           9,533,823
     Accumulated undistributed (overdistributed)
      net investment income                                                     (68)               (124)
     Accumulated net realized gain (loss) on investments                         85                  (3)
-------------------------------------------------------------------------------------------------------
   Total Net Assets                                               $       6,178,186   $       9,533,696
-------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized)
     Morgan                                                               3,206,716           3,145,464
     Premier                                                                694,223             926,613
     Agency                                                                 926,498           4,057,772
     Institutional                                                        1,350,802           1,404,021
   Net asset value, offering and redemption price
     per share (all classes)                                      $            1.00   $            1.00
-------------------------------------------------------------------------------------------------------
   Cost of investments                                            $       6,180,031   $       9,531,894
=======================================================================================================

                       See notes to financial statements.

As of February 28, 2003 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                    TREASURY PLUS         FEDERAL
                                                                     MONEY MARKET       MONEY MARKET
                                                                         FUND               FUND
-------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $       3,705,969   $       4,394,794
     Cash                                                                        --                   1
      Interest                                                                5,193               6,103
-------------------------------------------------------------------------------------------------------
   Total Assets                                                           3,711,162           4,400,898
-------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                               1,038               2,154
     Accrued liabilities:
      Investment advisory fees                                                  310                 332
      Administration fees                                                       202                 273
      Shareholder servicing fees                                                522                 410
      Distribution fees                                                          66                   9
      Trustees' fees - deferred compensation plan                               464                 198
      Other                                                                     276                 612
-------------------------------------------------------------------------------------------------------
   Total Liabilities                                                          2,878               3,988
-------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                      3,708,483           4,397,116
     Accumulated undistributed (overdistributed)
      net investment income                                                      61                (272)
     Accumulated net realized gain (loss) on investments                       (260)                 66
-------------------------------------------------------------------------------------------------------
   Total Net Assets                                               $       3,708,284   $       4,396,910
-------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized)
     Morgan                                                                 860,750             367,282
     Premier                                                                898,851           1,627,803
     Agency                                                               1,029,812             310,741
     Institutional                                                          679,769           2,091,764
        Reserve                                                             239,352                  --
   Net asset value, offering and redemption
     price per share (all classes)                                $            1.00   $            1.00
-------------------------------------------------------------------------------------------------------
   Cost of investments                                            $       3,705,969   $       4,394,794
=======================================================================================================

                       See notes to financial statements.

As of February 28, 2003 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                     CALIFORNIA           NEW YORK
                                                                      TAX FREE            TAX FREE
                                                                    MONEY MARKET        MONEY MARKET
                                                                        FUND                FUND
-------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $         158,615   $       2,172,996
     Cash                                                                        --                  41
     Receivables:
      Investment securities sold                                              4,502              20,020
      Fund shares sold                                                           --                  55
      Interest                                                                  497               9,573
-------------------------------------------------------------------------------------------------------
   Total Assets                                                             163,614           2,202,685
-------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                            8                  --
      Dividends                                                                  57                 284
      Investment securities purchased                                            --              15,665
     Accrued liabilities:
      Investment advisory fees                                                   13                 168
      Administration fees                                                         4                 159
      Shareholder servicing fees                                                 44                 588
      Distribution fees                                                          --                  47
      Trustees' fees - deferred compensation plan                                13                 272
      Other                                                                      24                 322
-------------------------------------------------------------------------------------------------------
   Total Liabilities                                                            163              17,505
-------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                        163,518           2,185,562
     Accumulated undistributed (overdistributed)
      net investment income                                                     (64)               (494)
     Accumulated net realized gain (loss) on investments                         (3)                112
-------------------------------------------------------------------------------------------------------
   Total Net Assets                                               $         163,451   $       2,185,180
-------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized)
     Morgan                                                                 163,519           1,998,296
     Reserve                                                                     --             187,368
   Net asset value, offering and redemption
     price per share (all classes)                                $            1.00   $            1.00
-------------------------------------------------------------------------------------------------------
   Cost of investments                                            $         158,615   $       2,172,996
=======================================================================================================

                       See notes to financial statements.

As of February 28, 2003 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                      TAX FREE          LIQUID ASSETS
                                                                    MONEY MARKET        MONEY MARKET
                                                                        FUND                FUND
-------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $       9,339,136   $       2,777,423
     Cash                                                                     2,789                   1
     Receivables:
      Investment securities sold                                             46,544                  --
      Fund shares sold                                                           --                  96
      Interest                                                               35,236               4,339
-------------------------------------------------------------------------------------------------------
   Total Assets                                                           9,423,705           2,781,859
-------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                               4,022                 648
      Investment securities purchased                                            --              49,997
     Accrued liabilities:
      Investment advisory fees                                                  724                 187
      Administration fees                                                       557                  42
      Shareholder servicing fees                                                904                  65
      Distribution fees                                                          10                  --
      Trustees' fees - deferred compensation plan                               262                   2
      Other                                                                     511                 178
-------------------------------------------------------------------------------------------------------
   Total Liabilities                                                          6,990              51,119
-------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                      9,420,411           2,730,747
     Accumulated undistributed (overdistributed)
      net investment income                                                  (3,914)                 (7)
     Accumulated net realized gain (loss) on investments                        218                  --
-------------------------------------------------------------------------------------------------------
   Total Net Assets                                               $       9,416,715   $       2,730,740
-------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized)
     Morgan                                                                 675,781              15,367
     Premier                                                              3,651,016              97,035
     Agency                                                                 754,701             233,912
     Institutional                                                        4,338,708           2,384,433
   Net asset value, offering and redemption
     price per share (all classes)                                $            1.00   $            1.00
-------------------------------------------------------------------------------------------------------
   Cost of investments                                            $       9,339,136   $       2,777,423
=======================================================================================================

                       See notes to financial statements.

As of February 28, 2003 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                                        PRIME
                                                                                    MONEY MARKET
                                                                                        FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                               $    58,684,831
     Receivables:
      Fund shares sold                                                                       2,060
      Interest                                                                             105,910
--------------------------------------------------------------------------------------------------
      Total Assets                                                                      58,792,801
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                             22,817
      Investment securities purchased                                                    2,177,222
     Accrued liabilities:
      Investment advisory fees                                                               4,430
      Administration fees                                                                    3,898
      Shareholder servicing fees                                                             3,528
      Distribution fees                                                                        300
      Trustees' fees - deferred compensation plan                                            2,563
      Other                                                                                  4,679
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                                     2,219,437
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                    56,573,353
     Accumulated undistributed (overdistributed) net investment income                        (136)
     Accumulated net realized gain (loss) on investments                                       147
--------------------------------------------------------------------------------------------------
   Total Net Assets                                                                $    56,573,364
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized)
     Morgan                                                                              5,626,937
     Premier                                                                             5,729,806
     Agency                                                                             14,622,668
     Class B                                                                                14,031
     Class C                                                                                   556
     Institutional                                                                      28,632,035
     Reserve                                                                               405,009
     Select                                                                                965,396
     Cash Management                                                                       577,604
   Net asset value, offering and redemption price per share (all classes)*         $          1.00
--------------------------------------------------------------------------------------------------
   Cost of investments                                                             $    58,684,831
==================================================================================================

* Redemption price for Class B and C Shares may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

    JPMORGAN FUNDS
    Statement of Operations

For the six months ended February 28, 2003 (unaudited)

(Amounts in thousands)

                                                                      100% U.S.
                                                                 TREASURY SECURITIES   U.S. GOVERNMENT
                                                                     MONEY MARKET        MONEY MARKET
                                                                         FUND                FUND
-------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                               $          42,479   $          72,265
-------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                 2,784               4,501
     Administration fees                                                      2,784               4,501
     Shareholder servicing fees                                               7,379               9,359
     Distribution fees                                                        1,695               2,138
     Custodian and accounting fees                                              199                 351
     Printing and postage                                                         8                  18
     Professional fees                                                           63                  95
     Registration fees                                                          112                 112
     Transfer agent fees                                                        465                 489
     Trustees' fees                                                              28                  45
     Other                                                                       65                  84
-------------------------------------------------------------------------------------------------------
   Total expenses                                                            15,582              21,693
-------------------------------------------------------------------------------------------------------
     Less amounts waived                                                      2,508               3,872
     Less expense reimbursements                                                 15                  --
-------------------------------------------------------------------------------------------------------
      Net expenses                                                           13,059              17,821
-------------------------------------------------------------------------------------------------------
   Net investment income                                                     29,420              54,444
-------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                         74                  --
-------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations                   $          29,494   $          54,444
=======================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003 (unaudited)

(Amounts in thousands)

                                                                    TREASURY PLUS         FEDERAL
                                                                     MONEY MARKET       MONEY MARKET
                                                                         FUND               FUND
-------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                               $          30,546   $          34,882
-------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                 1,969               2,182
     Administration fees                                                      1,969               2,182
     Shareholder servicing fees                                               3,995               3,814
     Distribution fees                                                          773                 202
     Custodian and accounting fees                                              184                 189
     Printing and postage                                                         5                   6
     Professional fees                                                           54                  45
     Registration fees                                                          318                  15
     Transfer agent fees                                                        123                 325
     Trustees' fees                                                              20                  22
     Other                                                                       50                  49
-------------------------------------------------------------------------------------------------------
   Total expenses                                                             9,460               9,031
-------------------------------------------------------------------------------------------------------
     Less amounts waived                                                      1,657               1,635
-------------------------------------------------------------------------------------------------------
      Net expenses                                                            7,803               7,396
-------------------------------------------------------------------------------------------------------
   Net investment income                                                     22,743              27,486
-------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                         10                  19
-------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations                   $          22,753   $          27,505
=======================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003 (unaudited)

(Amounts in thousands)

                                                                      CALIFORNIA           NEW YORK
                                                                       TAX FREE            TAX FREE
                                                                     MONEY MARKET        MONEY MARKET
                                                                         FUND                FUND
-------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                               $           1,110   $          16,206
-------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                    80               1,120
     Administration fees                                                         80               1,120
     Shareholder servicing fees                                                 282               3,920
     Distribution fees                                                           80               1,302
     Custodian and accounting fees                                                1                  56
     Professional fees                                                           10                  30
     Registration fees                                                            5                  --
     Transfer agent fees                                                         17                 304
     Trustees' fees                                                               1                  11
     Other                                                                        3                  18
-------------------------------------------------------------------------------------------------------
   Total expenses                                                               559               7,881
-------------------------------------------------------------------------------------------------------
     Less amounts waived                                                        116               1,091
-------------------------------------------------------------------------------------------------------
      Net expenses                                                              443               6,790
-------------------------------------------------------------------------------------------------------
   Net investment income                                                        667               9,416
-------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                          1                  30
-------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations                   $             668   $           9,446
=======================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003 (unaudited)

(Amounts in thousands)

                                                                      TAX FREE         LIQUID ASSETS
                                                                    MONEY MARKET        MONEY MARKET
                                                                        FUND                FUND
-------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                               $          67,316   $          14,144
-------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                 4,729                 869
     Administration fees                                                      4,729                 869
     Shareholder servicing fees                                               8,128                 929
     Distribution fees                                                          369                   9
     Custodian and accounting fees                                              401                 100
     Printing and postage                                                         7                  12
     Professional fees                                                           95                  38
     Registration fees                                                          492                  71
     Transfer agent fees                                                        158                  48
     Trustees' fees                                                              47                   9
     Other                                                                       95                  19
-------------------------------------------------------------------------------------------------------
   Total expenses                                                            19,250               2,973
-------------------------------------------------------------------------------------------------------
     Less amounts waived                                                      3,930               1,610
-------------------------------------------------------------------------------------------------------
      Net expenses                                                           15,320               1,363
-------------------------------------------------------------------------------------------------------
   Net investment income                                                     51,996              12,781
-------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                        876                   6
-------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations                   $          52,872   $          12,787
=======================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003 (unaudited)

(Amounts in thousands)

                                                                                        PRIME
                                                                                    MONEY MARKET
                                                                                        FUND
--------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                                $       431,691
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                               26,277
     Administration fees                                                                    26,277
     Shareholder servicing fees                                                             39,981
     Distribution fees                                                                       1,382
     Custodian and accounting fees                                                           2,010
     Printing and postage                                                                       17
     Professional fees                                                                         555
     Registration fees                                                                          17
     Transfer agent fees                                                                     2,222
     Trustees' fees                                                                            263
     Other                                                                                     330
--------------------------------------------------------------------------------------------------
   Total expenses                                                                           99,331
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                                    19,573
--------------------------------------------------------------------------------------------------
      Net expenses                                                                          79,758
--------------------------------------------------------------------------------------------------
   Net investment income                                                                   351,933
--------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                                        16
--------------------------------------------------------------------------------------------------
     Net increase in net assets from operations                                    $       351,949
==================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated (unaudited)

(Amounts in thousands)

                                                                             100% U.S. TREASURY
                                                                                 SECURITIES                 U.S. GOVERNMENT
                                                                              MONEY MARKET FUND            MONEY MARKET FUND
                                                                         --------------------------    --------------------------
                                                                           9/1/02          YEAR          9/1/02          YEAR
                                                                           THROUGH         ENDED         THROUGH         ENDED
                                                                           2/28/03        8/31/02        2/28/03        8/31/02
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                   $    29,420    $    90,951    $    54,444    $   160,187
 Net realized gain (loss) on investments                                          74            406             --             71
---------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                     29,494         91,357         54,444        160,258
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                       (29,390)       (90,951)       (54,445)      (160,284)

 Net realized gain on investment transactions                                     --         (1,071)            (3)          (120)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                       (29,390)       (92,022)       (54,448)      (160,404)
---------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:                        942,575        (93,636)       167,368        196,512
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                   942,679        (94,301)       167,364        196,366

NET ASSETS:

 Beginning of period                                                       5,235,507      5,329,808      9,366,332      9,169,966
---------------------------------------------------------------------------------------------------------------------------------
 End of period                                                           $ 6,178,186    $ 5,235,507    $ 9,533,696    $ 9,366,332
---------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME       $       (68)   $       (98)   $      (124)   $      (123)
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                TREASURY PLUS                    FEDERAL
                                                                              MONEY MARKET FUND             MONEY MARKET FUND
                                                                         --------------------------    --------------------------
                                                                            9/1/02          YEAR          9/1/02         YEAR
                                                                           THROUGH         ENDED         THROUGH        ENDED
                                                                           2/28/03        8/31/02        2/28/03        8/31/02
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                   $    22,743    $    72,344    $    27,486    $   106,084
 Net realized gain (loss) on investments                                          10             60             19            704
---------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                     22,753         72,404         27,505        106,788
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                       (22,738)       (72,229)       (27,502)      (106,246)

 Net realized gain on investment transactions                                     --             --             --           (779)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                       (22,738)       (72,229)       (27,502)      (107,025)
---------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:                       (295,711)     1,166,546         64,970      2,229,239
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                  (295,696)     1,166,721         64,973      2,229,002

NET ASSETS:

 Beginning of period                                                       4,003,980      2,837,259      4,331,937      2,102,935
---------------------------------------------------------------------------------------------------------------------------------
 End of period                                                           $ 3,708,284    $ 4,003,980    $ 4,396,910    $ 4,331,937
---------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME       $        61    $        56    $      (272)   $      (256)
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                             CALIFORNIA TAX FREE            NEW YORK TAX FREE
                                                                              MONEY MARKET FUND             MONEY MARKET FUND
                                                                         --------------------------    --------------------------
                                                                            9/1/02         YEAR          9/1/02          YEAR
                                                                           THROUGH         ENDED         THROUGH         ENDED
                                                                           2/28/03        8/31/02        2/28/03        8/31/02
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                   $       667    $     1,533    $     9,416    $    27,181
 Net realized gain (loss) on investments                                           1             11             30            457
---------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                        668          1,544          9,446         27,638
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                          (682)        (1,579)        (9,382)       (27,725)

 Net realized gain on investment transactions                                     --             --           (341)           (34)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                          (682)        (1,579)        (9,723)       (27,759)
---------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:                            394         80,351       (117,650)      (135,502)
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                       380         80,316       (117,927)      (135,623)

NET ASSETS:

 Beginning of period                                                         163,071         82,755      2,303,107      2,438,730
---------------------------------------------------------------------------------------------------------------------------------
 End of period                                                           $   163,451    $   163,071    $ 2,185,180    $ 2,303,107
---------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME       $       (64)   $       (49)   $      (494)   $      (528)
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                  TAX FREE                   LIQUID ASSETS
                                                                              MONEY MARKET FUND             MONEY MARKET FUND
                                                                         --------------------------    --------------------------
                                                                           9/1/02          YEAR          9/1/02        4/1/02*
                                                                           THROUGH         ENDED         THROUGH       THROUGH
                                                                           2/28/03        8/31/02        2/28/03       8/31/02
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                   $    51,996    $    99,873    $    12,781    $     5,151
 Net realized gain (loss) on investments                                         876            302              6             20
---------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                     52,872        100,175         12,787          5,171
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                       (52,352)      (103,426)       (12,787)        (5,152)

 Net realized gain on investment transactions                                     --             --             (6)           (20)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                       (52,352)      (103,426)       (12,793)        (5,172)
---------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:                        465,420      7,010,568      1,515,720      1,215,027
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                   465,940      7,007,317      1,515,714      1,215,026

NET ASSETS:

 Beginning of period                                                       8,950,775      1,943,458      1,215,026             --
---------------------------------------------------------------------------------------------------------------------------------
 End of period                                                           $ 9,416,715    $ 8,950,775    $ 2,730,740    $ 1,215,026
---------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME       $    (3,914)   $    (3,558)   $        (7)   $        (1)
---------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

                       See notes to financial statements.

                                                                                               PRIME
                                                                                         MONEY MARKET FUND
                                                                              --------------------------------------
                                                                                    9/1/02                YEAR
                                                                                   THROUGH               ENDED
                                                                                   2/28/03              8/31/02
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                        $         351,933    $       1,183,028
 Net realized gain (loss) on investments                                                     16                1,403
--------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                               351,949            1,184,431
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                 (352,100)          (1,182,928)

 Net realized gain on investment transactions                                                --               (1,417)
--------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                 (352,100)          (1,184,345)
--------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:                                 7,643,156           19,647,317
--------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                            7,643,005           19,647,403

NET ASSETS:

 Beginning of period                                                                 48,930,359           29,282,956
--------------------------------------------------------------------------------------------------------------------
 End of period                                                                $      56,573,364    $      48,930,359
--------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME            $            (136)   $              31
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

    JPMORGAN FUNDS

    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Mutual Fund Trust (the "Trust") was organized on February 4, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are nine separate portfolios of the Trust (collectively, the "Funds").

   FUND                                            CLASSES OFFERED
------------------------------------------------------------------------------------------------
   JPMorgan 100% U.S. Treasury Securities
    Money Market Fund ("USTS")                     Morgan, Premier, Agency, Institutional

   JPMorgan U.S. Government Money Market
    Fund ("USG")                                   Morgan, Premier, Agency, Institutional

   JPMorgan Treasury Plus Money Market
    Fund ("TP")                                    Morgan, Premier, Agency, Institutional,
                                                   Reserve
   JPMorgan Federal Money Market
    Fund ("FED")                                   Morgan, Premier, Agency, Institutional

   JPMorgan California Tax Free Money
    Market Fund ("CTF")                            Morgan

   JPMorgan New York Tax Free Money
    Market Fund ("NYTF")                           Morgan, Reserve

   JPMorgan Tax Free Money Market
    Fund ("TF")                                    Morgan, Premier, Agency, Institutional

   JPMorgan Liquid Assets Money Market
    Fund ("LA")                                    Morgan, Premier, Agency, Institutional

   JPMorgan Prime Money Market
    Fund ("PRM")                                   Morgan, Premier, Agency, Class B, Class C,
                                                   Institutional, Reserve, Select, Cash
                                                   Management

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                                       ACQUIRING   SHARES
   TARGET FUNDS                                        FUND        RECEIVED
----------------------------------------------------------------------------------------
   J.P. Morgan Treasury Money Market Reserves Fund     TP          Reserve Shares
   J.P. Morgan Institutional Treasury Money
     Market Fund                                       TP          Institutional Shares
   J.P. Morgan Institutional Service Treasury Money
     Market Fund                                       TP          Premier Shares
   J.P. Morgan Federal Money Market Fund               FED         Premier Shares
   J.P. Morgan Institutional Federal Money
     Market Fund                                       FED         Institutional Shares
   J.P. Morgan Institutional Service Federal Money
     Market Fund                                       FED         Premier Shares
   J.P. Morgan Prime Money Market Fund                 PRM         Select Shares
   J.P. Morgan Institutional Prime Money Market Fund   PRM         Institutional Shares
   J.P. Morgan Institutional Service Prime Money
     Market Fund                                       PRM         Premier Shares
   J.P. Morgan Prime Money Market Reserves Fund        PRM         Reserve Shares
   J.P. Morgan Institutional Prime Direct Money
     Market Fund                                       PRM         Agency Shares
   J.P. Morgan Prime Cash Management Fund              PRM         Cash Management
                                                                     Shares
   J.P. Morgan Tax Exempt Money Market Fund            TF          Premier Shares
   J.P. Morgan Institutional Tax Exempt Money
     Market Fund                                       TF          Institutional Shares
   J.P. Morgan Institutional Service Tax Exempt
     Money Market Fund                                 TF          Premier Shares

The following is a summary of Beneficial Interest Outstanding, Shares Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                             JPMORGAN TREASURY PLUS MONEY MARKET FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------------
                                                         BENEFICIAL                                   NET ASSET
                                                          INTEREST      SHARES                        VALUE PER
                                                        OUTSTANDING   OUTSTANDING      NET ASSETS       SHARE
----------------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Treasury Money
     Market Reserves Fund                                  94,137             --     $     94,097     $     1.00
   J.P. Morgan Institutional Treasury
     Money Market Fund                                    310,752             --     $    310,665     $     1.00
   J.P. Morgan Institutional Service Treasury
     Money Market Fund                                    507,600             --     $    507,445     $     1.00
   Acquiring Fund
   JPMorgan Treasury Plus Money
     Vista Shares
       (Renamed Morgan Shares)                                         1,352,315     $  1,352,126     $     1.00
     Premier Shares                                                      325,008     $    324,992     $     1.00
     Institutional Shares
       (Renamed Agency Shares)                                           965,202     $    965,226     $     1.00
   Post Reorganization Fund
   JPMorgan Treasury Plus Money
     Market Fund
     Morgan Shares                                                     1,352,315     $  1,352,126     $     1.00
     Premier Shares                                                      832,608     $    832,437     $     1.00
     Agency Shares                                                       965,202     $    965,226     $     1.00
     Institutional Shares                                                310,752     $    310,665     $     1.00
     Reserve Shares                                                       94,137     $     94,097     $     1.00

                              JPMORGAN FEDERAL MONEY MARKET FUND REORGANIZATION
-------------------------------------------------------------------------------------------------------------
                                                      BENEFICIAL                                   NET ASSET
                                                       INTEREST       SHARES                       VALUE PER
                                                     OUTSTANDING    OUTSTANDING    NET ASSETS        SHARE
-------------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Federal Money Market Fund             1,683,861             --     $  1,683,381     $     1.00
   J.P. Morgan Institutional Federal Money
     Market Fund                                     2,447,081             --     $  2,447,079     $     1.00
   J.P. Morgan Institutional Service Federal
     Money Market Fund                                  27,508             --     $     27,508     $     1.00
   Acquiring Fund
   JPMorgan Federal Money Market Fund II
     (Renamed JPMorgan Federal Money
       Market Fund)
     Vista Shares (Renamed Morgan Shares)                             657,732     $    657,737     $     1.00
     Premier Shares                                                   281,550     $    281,551     $     1.00
     Institutional Shares (Renamed
       Agency Shares)                                               1,176,516     $  1,176,546     $     1.00
     Reserve Shares*                                                    1,001     $      1,001     $     1.00
   Post Reorganization Fund
   JPMorgan Federal Money Market Fund
     Morgan Shares                                                    658,733     $    658,738     $     1.00
     Premier Shares                                                 1,992,919     $  1,992,440     $     1.00
     Agency Shares                                                  1,176,516     $  1,176,546     $     1.00
     Institutional Shares                                           2,447,081     $  2,447,079     $     1.00

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

                                  JPMORGAN FEDERAL MONEY MARKET FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------------
                                                       BENEFICIAL                                     NET ASSET
                                                        INTEREST        SHARES                        VALUE PER
                                                       OUTSTANDING    OUTSTANDING     NET ASSETS       SHARE
----------------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Prime Money Market Fund                  2,959,209             --     $  2,959,209     $     1.00
   J.P. Morgan Institutional Prime
     Money Market Fund                                 19,841,553             --     $ 19,841,087     $     1.00
   J.P. Morgan Institutional Service
     Prime Money Market Fund                              993,962             --     $    993,883     $     1.00
   J.P. Morgan Prime Money Market
     Reserves Fund                                        121,016             --     $    121,009     $     1.00
   J.P. Morgan Institutional Prime
     Direct Money Market Fund                              27,613             --     $     27,614     $     1.00
   J.P. Morgan Prime Cash
     Management Fund                                      139,285             --     $    139,283     $     1.00
   Acquiring Fund
   JPMorgan Prime Money Market Fund II
     (Renamed JPMorgan Prime Money
       Market Fund)
     Vista Shares (Renamed Morgan Shares)                             10,478,092     $ 10,477,967     $     1.00
     Class B                                                              17,511     $     17,502     $     1.00
     Class C                                                                 303     $        303     $     1.00
     Premier Shares                                                    2,282,312     $  2,282,320     $     1.00
     Institutional Shares
       (Renamed Agency Shares)                                        17,352,444     $ 17,352,408     $     1.00
     Reserve Shares                                                       10,001     $     10,002     $     1.00
   Post Reorganization Fund

   JPMorgan Prime Money Market Fund
     Morgan Shares                                                    10,478,092     $ 10,477,967     $     1.00
     Class B                                                              17,511     $     17,502     $     1.00
     Class C                                                                 303     $        303     $     1.00
     Premier Shares                                                    3,276,274     $  3,276,203     $     1.00
     Agency Shares                                                    17,380,057     $ 17,380,022     $     1.00
     Institutional Shares                                             19,841,553     $ 19,841,087     $     1.00
     Reserve Shares                                                      131,017     $    131,011     $     1.00
     Cash Management Shares                                              139,285     $    139,283     $     1.00
     Select Shares                                                     2,959,209     $  2,959,283     $     1.00

                             JPMORGAN FEDERAL MONEY MARKET FUND REORGANIZATION
-------------------------------------------------------------------------------------------------------------
                                                    BENEFICIAL                                     NET ASSET
                                                     INTEREST         SHARES                       VALUE PER
                                                    OUTSTANDING     OUTSTANDING    NET ASSETS        SHARE
-------------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Tax Exempt Money
     Market Fund                                     1,989,832             --     $  1,989,763     $     1.00
   J.P. Morgan Institutional Tax Exempt
     Money Market Fund                               1,606,636             --     $  1,606,663     $     1.00
   J.P. Morgan Institutional Service Tax
     Exempt Money Market Fund                           62,224             --     $     62,227     $     1.00
   Acquiring Fund
   JPMorgan Tax Free Money Market Fund
     Vista Shares (Renamed Morgan Shares)                             859,836     $    859,225     $     1.00
     Premier Shares                                                   119,034     $    119,019     $     1.00
     Institutional Shares
       (Renamed Agency Shares)                                        887,548     $    887,450     $     1.00
     Reserve Shares*                                                        1     $          1     $     1.00
   Post Reorganization Fund
   JPMorgan Tax Free Money Market Fund
     Morgan Shares                                                    859,837     $    859,226     $     1.00
     Premier Shares                                                 2,171,090     $  2,171,009     $     1.00
     Agency Shares                                                    887,548     $    887,450     $     1.00
     Institutional Shares                                           1,606,636     $  1,606,663     $     1.00

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements be fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

D. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of restricted and illiquid securities (amounts in thousands).

                      MARKET       % OF TOTAL
   FUND               VALUE       MARKET VALUE
------------------------------------------------
   LA              $    30,005        1.08%
   PRM               1,082,200        1.84%

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The policy of the Funds is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM" or "Advisor") acts as the investment adviser to the Funds. JPMFAM, is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

The Advisor waived fees and/or reimbursed expenses as outlined in Note 4.E.
below.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                                                                 CASH
   FUND       MORGAN      PREMIER      AGENCY     CLASS B     CLASS C     INSTITUTIONAL   RESERVE    SELECT    MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
   USTS        0.59        0.46^        0.25        n/a         n/a           0.20           n/a       n/a         n/a
   USG         0.59        0.45         0.26        n/a         n/a           0.20           n/a       n/a         n/a
   TP          0.59        0.45         0.25        n/a         n/a           0.20          0.70       n/a         n/a
   FED         0.70        0.45         0.26        n/a         n/a           0.20           n/a       n/a         n/a
   CTF         0.55         n/a          n/a        n/a         n/a            n/a           n/a       n/a         n/a
   NYTF        0.59         n/a          n/a        n/a         n/a            n/a          0.79       n/a         n/a
   TF          0.59        0.45         0.26        n/a         n/a           0.20           n/a       n/a         n/a
   LA          0.59        0.45         0.26        n/a         n/a           0.20           n/a       n/a         n/a
   PRM         0.59        0.45         0.30^^     1.24        1.24           0.20          0.70      0.44        0.97

^    The limitation percentage prior to September 8, 2002 was 0.48%.
^^   The limitation percentage prior to January 1, 2003 was 0.26%.

The contractual expense limitation agreements were in effect for the six months ended February 28, 2003 for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                                                                                              CASH
   FUND        MORGAN       PREMIER      AGENCY     CLASS B   CLASS C   INSTITUTIONAL   RESERVE   SELECT   MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
   USTS       12/31/03     12/31/03     12/31/03       n/a      n/a       12/31/03        n/a       n/a       n/a
   USG        12/31/03     12/31/03     12/31/03       n/a      n/a       12/31/03        n/a       n/a       n/a
   TP         12/31/03     12/31/04     12/31/03       n/a      n/a       12/31/04      12/31/04    n/a       n/a
   FED        12/31/03     12/31/04     12/31/03       n/a      n/a       12/31/04        n/a       n/a       n/a
   CTF        12/31/03       n/a          n/a          n/a      n/a         n/a           n/a       n/a       n/a
   NYTF       12/31/03       n/a          n/a          n/a      n/a         n/a         12/31/03    n/a       n/a
   TF         12/31/03     12/31/04     12/31/03       n/a      n/a       12/31/04        n/a       n/a       n/a
   LA         12/31/03     12/31/03     12/31/03       n/a      n/a       12/31/03        n/a       n/a       n/a
   PRM        12/31/03     12/31/04     12/31/04    12/31/03  12/31/03    12/31/04      12/31/04  12/31/04  12/31/04

The Administrator waived fees and/or reimbursed expenses as outlined in Note 4.E. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Morgan, Premier, Class B, Class C, Reserve and Cash Management Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                              CASH
   FUND         MORGAN     PREMIER      CLASS B    CLASS C     RESERVE     MANAGEMENT
--------------------------------------------------------------------------------------
   USTS          0.10         n/a          n/a        n/a         n/a          n/a
   USG           0.10        0.10          n/a        n/a         n/a          n/a
   TP            0.10         n/a          n/a        n/a        0.25          n/a
   FED           0.10         n/a          n/a        n/a         n/a          n/a
   CTF           0.10         n/a          n/a        n/a         n/a          n/a
   NYTF          0.10         n/a          n/a        n/a        0.30          n/a
   TF            0.10         n/a          n/a        n/a         n/a          n/a
   LA            0.10         n/a          n/a        n/a         n/a          n/a
   PRM            n/a         n/a         0.75       0.75        0.25         0.50

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 4.E. below.

D. SHAREHOLDER AND FUND SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMCB, under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                                                           CASH
   FUND      MORGAN       PREMIER      AGENCY     CLASS B   CLASS C   INSTITUTIONAL  RESERVE   SELECT   MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
   USTS       0.35         0.25         0.10         n/a       n/a        0.10         n/a      n/a       n/a
   USG        0.35         0.25         0.10         n/a       n/a        0.10         n/a      n/a       n/a
   TP         0.35         0.25         0.10         n/a       n/a        0.10        0.25      n/a       n/a
   FED        0.35         0.25         0.10         n/a       n/a        0.10         n/a      n/a       n/a
   CTF        0.35          n/a          n/a         n/a       n/a         n/a         n/a      n/a       n/a
   NYTF       0.35          n/a          n/a         n/a       n/a         n/a        0.35      n/a       n/a
   TF         0.35         0.25         0.10         n/a       n/a        0.10         n/a      n/a       n/a
   LA         0.35         0.25         0.10         n/a       n/a        0.10         n/a      n/a       n/a
   PRM        0.35         0.25         0.10        0.25      0.25        0.10        0.25     0.25      0.25

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

The Shareholder Servicing Agents have waived fees as outlined in Note 4.E.
below.

E. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 28, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                 VOLUNTARY WAIVERS
               ----------------------------------------------------
                 SHAREHOLDER
                 SERVICING          ADMINISTRATION        TOTAL
-------------------------------------------------------------------
   USTS            $  --                $   1            $     1
   LA                 --                  508                508
   PRM               598                  274                872
-------------------------------------------------------------------
   Total           $ 598                $ 783            $ 1,381
-------------------------------------------------------------------

                                 CONTRACTUAL WAIVERS
           ---------------------------------------------------------------
           INVESTMENT                   SHAREHOLDER                         CONTRACTUAL
           ADVISOR     ADMINISTRATION   SERVICING   DISTRIBUTION   TOTAL    REIMBURSEMENTS
------------------------------------------------------------------------------------------
   USTS    $  --         $     472       $    623     $ 1,412     $  2,507      $ 15
   USG        --             2,054            538       1,280        3,872        --
   TP         --               689            621         347        1,657        --
   FED        --               393          1,126         116        1,635        --
   CTF        --                36             --          80          116        --
   NYTF       --                 8             --       1,083        1,091        --
   TF         --             1,183          2,451         296        3,930        --
   LA        171               229            693           9        1,102        --
   PRM        --             3,050         15,651          --       18,701        --
------------------------------------------------------------------------------------------
   Total   $ 171         $   8,114       $ 21,703     $ 4,623     $ 34,611      $ 15
------------------------------------------------------------------------------------------

F. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain of the Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affliated with the Funds.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2003 are as follows (amounts in thousands):

                         SHAREHOLDER
                         SERVICING      DISTRIBUTION    TRANSFER AGENT
------------------------------------------------------------------------
   USTS
   Morgan                 $ 5,933          $ 1,695           $ 394
   Premier                    595               --              23
   Agency                     523               --              33
   Institutional              328               --              15
------------------------------------------------------------------------
                          $ 7,379          $ 1,695           $ 465
------------------------------------------------------------------------
   USG
   Morgan                 $ 5,779          $ 1,651           $ 413
   Premier                  1,217              487              31
   Agency                   1,936               --              29
   Institutional              427               --              16
------------------------------------------------------------------------
                          $ 9,359          $ 2,138           $ 489
------------------------------------------------------------------------
   TP
   Morgan                 $ 1,666          $   476           $  76
   Premier                  1,097               --              13
   Agency                     634               --              12
   Institutional              301               --               9
   Reserve                    297              297              13
------------------------------------------------------------------------
                          $ 3,995          $   773           $ 123
------------------------------------------------------------------------
   FED
   Morgan                 $   706          $   202           $ 223
   Premier                  1,880               --              53
   Agency                     240               --              19
   Institutional              988               --              30
------------------------------------------------------------------------
                          $ 3,814          $   202           $ 325
------------------------------------------------------------------------

                         SHAREHOLDER
                         SERVICING      DISTRIBUTION    TRANSFER AGENT
------------------------------------------------------------------------
   CTF
   Morgan                $    282          $    80         $    17
------------------------------------------------------------------------
   NYTF
   Morgan                $  3,601          $ 1,029         $   298
   Reserve                    319              273               6
------------------------------------------------------------------------
                         $  3,920          $ 1,302         $   304
------------------------------------------------------------------------
   TF
   Morgan                $  1,293          $   369         $    78
   Premier                  4,127               --              39
   Agency                     490               --              20
   Institutional            2,218               --              21
------------------------------------------------------------------------
                         $  8,128          $   369         $   158
------------------------------------------------------------------------
   LA
   Morgan                    $ 31              $ 9         $    12
   Premier                     63               --              12
   Agency                      59               --              14
   Institutional              776               --              10
------------------------------------------------------------------------
                         $    929              $ 9         $    48
------------------------------------------------------------------------
   PRM
   Morgan                $ 11,422              $--         $ 1,935
   Premier                  7,091               --              71
   Agency                   6,479               --              65
   ClassB                      16               49               4
   ClassC                       1                3              --
   Institutional           12,838               --              64
   Reserve                    509              509              11
   Select                   1,214               --              59
   Cash Management            411              821              13
------------------------------------------------------------------------
                         $ 39,981          $ 1,382         $ 2,222
------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2003 and for the year ended August 31, 2002, respectively, are as follows (amounts in thousands):

                         SIX MONTHS ENDED 2/28/03             YEAR ENDED 8/31/02
                     --------------------------------  ---------------------------------
                            NET                               NET
                     INVESTMENT INCOME  REALIZED GAIN  INVESTMENT INCOME  REALIZED GAIN
----------------------------------------------------------------------------------------
   USTS
   Morgan                $ 16,001          $  --           $  62,290        $   803
   Premier                  2,465             --               4,704             39
   Agency                   6,713             --              20,972            218
   Institutional            4,211             --               2,985             11
---------------------------------------------------------------------------------------
                         $ 29,390          $  --           $  90,951        $ 1,071
---------------------------------------------------------------------------------------
   USG
   Morgan                $ 16,928          $   1           $  62,610        $    51
   Premier                  5,659              1              20,040             15
   Agency                  26,206              1              68,962             51
   Institutional            5,652             --               8,672              3
---------------------------------------------------------------------------------------
                         $ 54,445          $   3           $ 160,284        $   120
---------------------------------------------------------------------------------------
   TP
   Morgan                $  4,623          $  --           $  20,433        $    --
   Premier                  4,877             --              14,880             --
   Agency                   8,261             --              24,183             --
   Institutional            3,960             --               9,517             --
   Reserve                  1,017             --               3,216             --
---------------------------------------------------------------------------------------
                         $ 22,738          $  --           $  72,229        $    --
---------------------------------------------------------------------------------------
   FED
   Morgan                $  1,842          $  --           $   9,623        $    90
   Premier                  8,639             --              30,113            242
   Agency                   3,273             --              17,971            124
   Institutional           13,748             --              48,539            323
---------------------------------------------------------------------------------------
                         $ 27,502          $  --           $ 106,246        $   779
---------------------------------------------------------------------------------------
   CTF
   Morgan                $    682          $  --           $   1,579        $    --
---------------------------------------------------------------------------------------
   NYTF
   Morgan                $  8,787          $ 314           $  26,970        $    31
   Reserve                    595             27                 755              3
---------------------------------------------------------------------------------------
                         $  9,382          $ 341           $  27,725        $    34
---------------------------------------------------------------------------------------
   TF
   Morgan                $  3,168          $  --           $  10,529        $    --
   Premier                 16,146             --              35,766             --
   Agency                   5,837             --              14,441             --
   Institutional           27,201             --              42,690             --
---------------------------------------------------------------------------------------
                         $ 52,352          $  --           $ 103,426        $    --
---------------------------------------------------------------------------------------

                        SIX MONTHS ENDED 2/28/03             YEAR ENDED 8/31/02
                    --------------------------------  ---------------------------------
                           NET                               NET
                    INVESTMENT INCOME  REALIZED GAIN  INVESTMENT INCOME  REALIZED GAIN
---------------------------------------------------------------------------------------
   LA
   Morgan               $     102          $  --         $        88        $    --
   Premier                    316             --                 117              1
   Agency                     831              1                 257              1
   Institutional           11,538              5               4,690             18
---------------------------------------------------------------------------------------
                        $  12,787          $   6         $     5,152        $    20
---------------------------------------------------------------------------------------
   PRM
   Morgan               $  35,247          $  --         $   161,387        $   224
   Premier                 33,977             --              95,052            148
   Agency                  90,223             --             348,599            383
   Class B                     28             --                 151              1
   Class C                      1             --                   6             --
   Intitutional           183,718             --             551,186            610
   Reserve                  1,936             --               3,847             10
   Select                   5,922             --              20,304             31
   Cash
     Management             1,048             --               2,396             10
---------------------------------------------------------------------------------------
                        $ 352,100          $  --         $ 1,182,928        $ 1,417
---------------------------------------------------------------------------------------

7. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of February 28, 2003, LA invested 29.0% of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

CTF, NYTF and TF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CTF primarily investing in issuers in the State of California, and NYTF primarily investing in issuers in the State of New York. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Funds' Board of Trustees has approved a change of name for Mutual Fund Trust. The Trust will be renamed J.P. Morgan Mutual Fund Trust effective May 1, 2003.

The Funds' Board of Trustees has also approved a change in the fund accounting and custody vendor from The Bank of New York to JPMCB. This change is expected to occur on or about May 1, 2003.

9. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                        MORGAN^                            PREMIER
                                                           -------------------------------   -------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   3,585,751         3,585,751   $    1,245,754        1,245,754
 Shares issued in reinvestment of distributions                    9,312             9,312              735              735
 Shares redeemed                                              (3,914,000)       (3,914,000)        (904,945)        (904,945)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (318,937)         (318,937)  $      341,544          341,544
============================================================================================================================

                                                                              YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  10,314,404        10,314,412   $      905,565          905,563
 Shares issued in reinvestment of distributions                   41,451            41,451            2,121            2,121
 Shares redeemed                                             (10,857,005)      (10,857,007)        (687,896)        (687,896)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (501,150)         (501,144)  $      219,790          219,788
============================================================================================================================

                                                                        AGENCY@                         INSTITUTIONAL
                                                           -------------------------------   -------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   2,710,885         2,710,885   $    2,703,775        2,703,775
 Shares issued in reinvestment of distributions                    4,644             4,644            2,632            2,632
 Shares redeemed                                              (2,879,060)       (2,879,060)      (1,622,908)      (1,622,908)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (163,531)         (163,531)  $    1,083,499        1,083,499
============================================================================================================================

                                                                              YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   6,533,319         6,533,319   $      886,767          886,767
 Shares issued in reinvestment of distributions                   14,742            14,742            2,593            2,593
 Shares redeemed                                              (6,627,631)       (6,627,631)        (622,066)        (622,057)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $     (79,570)          (79,570)  $      267,294          267,303
============================================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10, 2001.

U.S. GOVERNMENT MONEY MARKET FUND

                                                                        MORGAN^                            PREMIER
                                                           -------------------------------   -------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   6,747,115         6,747,115   $    2,013,694        2,013,694
 Shares issued in reinvestment of distributions                    7,500             7,500            4,079            4,079
 Shares redeemed                                              (6,983,943)       (6,983,943)      (2,138,813)      (2,138,813)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (229,328)         (229,328)  $     (121,040)        (121,040)
============================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  14,899,594        14,899,592   $    4,696,629        4,696,625
 Shares issued in reinvestment of distributions                   28,756            28,756           13,895           13,895
 Shares redeemed                                             (15,703,649)      (15,703,649)      (4,914,063)      (4,914,063)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (775,299)         (775,301)  $     (203,539)        (203,543)
============================================================================================================================

                                                                        AGENCY@                         INSTITUTIONAL
                                                           -------------------------------   -------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  15,065,826        15,065,826   $    3,948,553        3,948,553
 Shares issued in reinvestment of distributions                   16,667            16,667            3,955            3,955
 Shares redeemed                                             (15,521,606)      (15,521,606)      (2,995,659)      (2,995,659)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (439,113)         (439,113)  $      956,849          956,849
============================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  25,336,802        25,336,802   $    5,667,034        5,667,034
 Shares issued in reinvestment of distributions                   43,240            43,240            6,352            6,352
 Shares redeemed                                             (24,651,864)      (24,651,864)      (5,226,214)      (5,226,214)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $     728,178           728,178   $      447,172          447,172
============================================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10, 2001.

TREASURY PLUS MONEY MARKET FUND

                                                                        MORGAN^                            PREMIER
                                                           -------------------------------   -------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   3,052,124         3,052,124   $    2,725,542        2,725,542
 Shares issued in reinvestment of distributions                    2,704             2,704            1,196            1,196
 Shares redeemed                                              (3,297,476)       (3,297,476)      (2,645,576)      (2,645,576)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (242,648)         (242,648)  $       81,162           81,162
============================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   8,543,551         8,543,525   $    4,775,127        4,775,127
 Shares issued in connection with Fund Reorganization
   (Note 2)                                                           --                --          507,445          507,600
 Shares issued in reinvestment of distributions                   10,617            10,617            3,118            3,118
 Shares redeemed                                              (9,017,947)       (9,017,947)      (4,794,351)      (4,794,351)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (463,779)         (463,805)  $      491,339          491,494
============================================================================================================================

                                                                        AGENCY@                         INSTITUTIONAL
                                                           -------------------------------   -------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   5,373,525         5,373,525   $    3,839,905        3,839,905
 Shares issued in reinvestment of distributions                    5,802             5,802            3,351            3,351
 Shares redeemed                                              (5,766,019)       (5,766,019)      (3,595,266)      (3,595,266)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (386,692)         (386,692)  $      247,990          247,990
============================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  11,465,056        11,465,056   $    7,160,765        7,160,765
 Shares issued in connection with Fund Reorganization
   (Note 2)                                                           --                --          310,665          310,752
 Shares issued in reinvestment of distributions                   17,410            17,410            7,132            7,132
 Shares redeemed                                             (11,010,007)      (11,010,007)      (7,046,870)      (7,046,870)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $     472,459           472,459   $      431,692          431,779
============================================================================================================================

                                                                        RESERVE
                                                           --------------------------------
                                                                  AMOUNT            SHARES
-------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------
 Shares sold                                               $     359,611           359,611
 Shares issued in reinvestment of distributions                      865               865
 Shares redeemed                                                (355,999)         (355,999)
-------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $       4,477             4,477
===========================================================================================

                                                             YEAR ENDED AUGUST 31, 2002*
-------------------------------------------------------------------------------------------
 Shares sold                                               $   1,162,982         1,162,982
 Shares issued in connection with Fund Reorganization
   (Note 2)                                                       94,097            94,137
 Shares issued in reinvestment of distributions                    1,952             1,952
 Shares redeemed                                              (1,024,196)       (1,024,196)
-------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $     234,835           234,875
===========================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional and Reserve Shares, from commencement of operations on September 10, 2001.

FEDERAL MONEY MARKET FUND

                                                                        MORGAN^                            PREMIER
                                                           -------------------------------   --------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $     478,670           478,670   $    3,610,373        3,610,373
 Shares issued in reinvestment of distributions                    1,393             1,393            1,547            1,547
 Shares redeemed                                                (565,027)         (565,027)      (3,388,934)      (3,388,934)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $     (84,964)          (84,964)  $      222,986          222,986
=============================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   1,285,693         1,285,693   $    7,091,868        7,091,868
 Shares issued in connection with Fund Reorganization
   (Note 2)                                                        1,001             1,001        1,710,889        1,711,369
 Shares issued in reinvestment of distributions                    7,180             7,180            6,980            6,980
 Shares redeemed                                              (1,499,950)       (1,499,950)      (7,680,485)      (7,680,485)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (206,076)         (206,076)  $    1,129,252        1,129,732
=============================================================================================================================

                                                                        AGENCY@                         INSTITUTIONAL
                                                           -------------------------------   --------------------------------
                                                                  AMOUNT            SHARES           AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2003
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $     996,953           996,953   $    3,421,419        3,421,419
 Shares issued in reinvestment of distributions                      990               990            7,975            7,975
 Shares redeemed                                              (1,209,924)       (1,209,924)      (3,290,465)      (3,290,465)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (211,981)         (211,981)  $      138,929          138,929
=============================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $   2,410,637         2,410,637   $   10,250,685       10,250,685
 Shares issued in connection with Fund Reorganization
   (Note 2)                                                           --                --        2,447,079        2,447,081
 Shares issued in reinvestment of distributions                    6,180             6,180           31,586           31,586
 Shares redeemed                                              (3,062,586)       (3,062,586)     (10,776,517)     (10,776,517)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $    (645,769)         (645,769)  $    1,952,833        1,952,835
=============================================================================================================================

                                                                        RESERVE
                                                           --------------------------------
                                                                  AMOUNT            SHARES
-------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------
 Shares sold                                               $          --                --
 Shares issued in reinvestment of distributions                       --                --
 Shares redeemed                                                      --                --
-------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $          --                --
===========================================================================================

                                                              YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------------------
 Shares sold                                               $          --                --
 Shares transferred in connection with Fund
   Reorganization (Note 2)                                        (1,001)           (1,001)
 Shares issued in reinvestment of distributions                       --                --
 Shares redeemed                                                      --                --
-------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $      (1,001)           (1,001)
===========================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10, 2001.

CALIFORNIA TAX FREE MONEY MARKET FUND


                                                                         MORGAN^
                                                         -----------------------------------
                                                              AMOUNT             SHARES
--------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------------------
 Shares sold                                                $     221,173         221,173
 Shares issued in reinvestment of distributions                       175             175
 Shares redeemed                                                 (220,954)       (220,954)
--------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding         $         394             394
===========================================================================================

                                                             YEAR ENDED AUGUST 31, 2002
-----------------------------------------------------------------------------------------
 Shares sold                                                $     437,801         437,801
 Shares issued in reinvestment of distributions                       552             552
 Shares redeemed                                                 (358,002)       (358,002)
-----------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding         $      80,351          80,351
=========================================================================================

^ Formerly Vista Shares.

NEW YORK TAX FREE MONEY MARKET FUND

                                                                        MORGAN^                            RESERVE
                                                           ------------------------------        ---------------------------
                                                                 AMOUNT            SHARES            AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  1,412,463         1,412,463         $  85,436           85,436
 Shares issued in reinvestment of distributions                   6,583             6,583               607              607
 Shares redeemed                                             (1,544,525)       (1,544,525)          (78,214)         (78,214)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $   (125,479)         (125,479)        $   7,829            7,829
============================================================================================================================

                                                                              YEAR ENDED AUGUST 31, 2002
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $  3,483,464         3,483,464         $ 276,532          276,532
 Shares issued in reinvestment of distributions                  19,928            19,928               725              725
 Shares redeemed                                             (3,818,432)       (3,818,432)          (97,719)         (97,719)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $   (315,040)         (315,040)        $ 179,538          179,538
============================================================================================================================

^ Formerly Vista Shares.

TAX FREE MONEY MARKET FUND

                                MORGAN^                     PREMIER                     AGENCY@                  INSTITUTIONAL
                    -------------------------   -------------------------   -------------------------   --------------------------
                          AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT        SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold        $    660,304      660,304   $  7,001,971    7,001,971   $  1,918,692    1,918,692   $ 12,377,480    12,377,480
 Shares issued in
   reinvestment of
   distributions           1,486        1,486          2,295        2,295          2,862        2,862         14,416        14,416
 Shares redeemed        (889,263)    (889,263)    (6,420,937)  (6,420,937)    (2,259,328)  (2,259,328)   (11,944,558)  (11,944,558)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase
  (decrease) in
  Fund shares
  outstanding       $   (227,473)    (227,473)  $    583,329      583,329   $   (337,774)    (337,774)  $    447,338       447,338
==================================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold        $  2,166,957    2,166,957   $ 12,250,326   12,250,326   $  4,036,424    4,036,424   $ 17,612,670    17,612,670
 Shares issued
   in connection
   with Fund
   Reorganization
   (Note 2)                    1            1      2,051,990    2,052,056             --           --      1,606,663     1,606,636
 Shares issued in
   reinvestment of
   distributions           5,573        5,573          6,386        6,386          8,449        8,449         22,933        22,933
 Shares redeemed      (2,176,569)  (2,176,569)   (11,356,662) (11,356,662)    (3,873,703)  (3,873,703)   (15,350,869)  (15,350,869)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease)
   in Fund shares
   outstanding      $     (4,038)      (4,038)  $  2,952,040    2,952,106   $    171,170      171,170   $  3,891,397     3,891,370
==================================================================================================================================

                                                                                   RESERVE
                                                                 -------------------------------------
                                                                           AMOUNT               SHARES
------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED FEBRUARY 28, 2003
------------------------------------------------------------------------------------------------------
 Shares sold                                                                $  --                   --
 Shares issued in reinvestment of distributions                                --                   --
 Shares redeemed                                                               --                   --
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                         $  --                   --
======================================================================================================

                                                                           YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------
 Shares sold                                                                $  --                   --
 Shares transferred in connection with Fund
   Reorganization (Note 2)                                                     (1)                  (1)
 Shares issued in reinvestment of distributions                                --                   --
 Shares redeemed                                                               --                   --
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                         $  (1)                  (1)
======================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
  2001.

LIQUID ASSETS MONEY MARKET FUND

                                MORGAN                      PREMIER                     AGENCY                   INSTITUTIONAL
                    -------------------------   -------------------------   -------------------------   --------------------------
                          AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT        SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold        $     19,251       19,251   $    194,948      194,948   $    775,478      775,478   $  3,998,657     3,998,657
 Shares issued in
   reinvestment of
   distributions              96           96            253          253            508          508          8,553         8,553
 Shares redeemed         (21,484)     (21,484)      (123,902)    (123,902)      (594,626)    (594,626)    (2,742,012)   (2,742,012)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   Fund shares
   outstanding      $     (2,137)      (2,137)  $     71,299       71,299   $    181,360      181,360   $  1,265,198     1,265,198
==================================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold        $     23,482       23,482   $     34,620       34,620   $     75,072       75,072   $  1,676,712     1,676,712
 Shares issued in
   reinvestment of
   distributions              88           88            108          108            238          238          3,740         3,740
 Shares redeemed          (6,066)      (6,066)        (8,992)      (8,992)       (22,758)     (22,758)      (561,217)     (561,217)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   Fund shares
   outstanding      $     17,504       17,504   $     25,736       25,736   $     52,552       52,552   $  1,119,235     1,119,235
==================================================================================================================================

* For the period from April 1, 2002 (commencement of operations) through August 31, 2002.

PRIME MONEY MARKET FUND

                              MORGAN^                      PREMIER                      AGENCY@                  CLASS B
                    --------------------------   --------------------------   --------------------------   -------------------
                          AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT        SHARES     AMOUNT     SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED FEBRUARY 28, 2003
------------------------------------------------------------------------------------------------------------------------------
 Shares sold        $ 10,595,513    10,595,514   $ 16,839,100    16,839,100   $ 37,773,579    37,773,579   $ 10,734     10,734
 Shares issued in
   reinvestment of
   distributions          26,480        26,480          6,281         6,281         62,416        62,416         24         24
 Shares redeemed     (12,546,880)  (12,546,880)   (16,297,774)  (16,297,774)   (35,775,526)  (35,775,527)   (10,039)   (10,039)
------------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   Fund shares
   outstanding      $ (1,924,887)   (1,924,886)  $    547,607       547,607   $  2,060,469     2,060,468   $    719        719
==============================================================================================================================

                                                             YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------------
 Shares sold        $ 31,146,230    31,145,581   $ 39,727,933    39,727,974  $ 110,364,729   110,364,784   $ 49,866     49,866
 Shares issued
   in connection
   with Fund
   Reorganization
   (Note 2)                   --            --        993,883       993,962         27,614        27,613         --         --
 Shares issued in
   reinvestment of
   distributions         123,505       123,505         21,646        21,646        236,129       236,129        128        128
 Shares redeemed     (34,084,449)  (34,083,794)   (37,715,271)  (37,715,317)  (114,800,874) (114,800,914)   (54,428)   (54,428)
------------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   Fund shares
   outstanding      $ (2,814,714)   (2,814,708)  $  3,028,191     3,028,265  $  (4,172,402)   (4,172,388)  $ (4,434)    (4,434)
==============================================================================================================================

                            CLASS C                  INSTITUTIONAL                  RESERVE                    SELECT
                   ---------------------   ----------------------------   -----------------------   ------------------------
                      AMOUNT      SHARES          AMOUNT         SHARES       AMOUNT       SHARES        AMOUNT       SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------
 Shares sold       $     649         649   $ 136,194,317    136,194,319   $  415,255      415,255   $ 1,787,446    1,787,447
 Shares issued in
   reinvestment of
   distributions           2           2          79,963         79,963        1,063        1,063         5,755        5,755
 Shares redeemed        (723)       (723)   (129,523,820)  (129,523,820)    (403,997)    (403,997)   (1,891,977)  (1,891,978)
----------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   Fund shares
   outstanding     $     (72)        (72)  $   6,750,460      6,750,462   $   12,321       12,321   $   (98,776)     (98,776)
============================================================================================================================

                                                             YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold       $   2,029       2,029   $ 337,668,768    337,668,780   $  910,702      910,702   $ 5,422,509    5,422,509
 Shares issued
   in connection
   with Fund
   Reorganization
   (Note 2)               --          --      19,841,087     19,841,553      121,009      121,016     2,959,283    2,959,209
 Shares issued in
   reinvestment of
   distributions           4           4         243,192        243,192        1,804        1,804        19,673       19,673
 Shares redeemed      (1,708)     (1,708)   (335,871,910)  (335,871,952)    (650,835)    (650,835)   (7,337,218)  (7,337,219)
----------------------------------------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   Fund shares
   outstanding     $     325         325   $  21,881,137     21,881,573   $  382,680      382,687   $ 1,064,247    1,064,172
============================================================================================================================

PRIME MONEY MARKET FUND

                                                                            CASH MANAGEMENT
                                                                 -------------------------------------
                                                                           AMOUNT               SHARES
------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED FEBRUARY 28, 2003
------------------------------------------------------------------------------------------------------
 Shares sold                                                     $      1,035,676            1,035,676
 Shares issued in reinvestment of distributions                               280                  280
 Shares redeemed                                                         (740,641)            (740,641)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $        295,315              295,315
======================================================================================================

                                                                      YEAR ENDED AUGUST 31, 2002*
------------------------------------------------------------------------------------------------------
 Shares sold                                                     $      1,458,680            1,458,680
 Shares issued in connection with Fund Reorganization
   (Note 2)                                                               139,283              139,285
 Shares issued in reinvestment of distributions                             1,362                1,362
 Shares redeemed                                                       (1,317,038)          (1,317,038)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $        282,287              282,289
======================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, Select Shares and Cash Management Shares, from commencement of operations on September 10, 2001.

JPMORGAN FUNDS

Financial Highlights (unaudited)

                                                                100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ---------------------------------------------------------------------
                                                                                    MORGAN^
                                                     ---------------------------------------------------------------------
                                                        9/1/02                          YEAR ENDED
                                                       THROUGH   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       2/28/03     8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                    --+       0.02        0.05        0.05        0.04        0.05
     Less dividends from net investment income              --+       0.02        0.05        0.05        0.04        0.05
                                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                       $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                           0.47%       1.55%       4.75%       5.02%       4.31%       4.92%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)              $   3,206   $   3,526   $   4,027   $   3,535   $   3,312   $   3,051
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                           0.59%       0.59%       0.59%       0.59%       0.59%       0.59%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                  0.95%       1.53%       4.59%       4.92%       4.15%       4.78%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                   0.69%       0.69%       0.71%       0.71%       0.71%       0.71%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                  0.85%       1.43%       4.47%       4.80%       4.03%       4.66%
--------------------------------------------------------------------------------------------------------------------------

                                                                100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ---------------------------------------------------------------------
                                                                                    PREMIER
                                                     ---------------------------------------------------------------------
                                                        9/1/02                          YEAR ENDED
                                                       THROUGH   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       2/28/03     8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                  0.01        0.02        0.05        0.05        0.04        0.05
     Less dividends from net investment income            0.01        0.02        0.05        0.05        0.04        0.05
                                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                       $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                           0.53%       1.68%       4.84%       5.12%       4.40%       5.00%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)              $     694   $     353   $     133   $     116   $      24   $      22
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                           0.46%       0.46%       0.48%       0.49%       0.50%       0.51%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                  1.04%       1.52%       4.70%       5.02%       4.22%       4.99%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                   0.48%       0.48%       0.52%       0.53%       0.56%       0.78%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                  1.02%       1.50%       4.66%       4.98%       4.16%       4.72%
--------------------------------------------------------------------------------------------------------------------------

   ^ Formerly Vista Shares.
   + Less than 0.005
 (a) Not annualized for periods less than one year.
   # Short periods have been annualized

                       See notes to financial statements.

                                                                100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ---------------------------------------------------------------------
                                                                                    AGENCY@
                                                     ---------------------------------------------------------------------
                                                        9/1/02                          YEAR ENDED
                                                       THROUGH   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       2/28/03     8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                  0.01        0.02        0.05        0.05        0.05        0.05
     Less dividends from net investment income            0.01        0.02        0.05        0.05        0.05        0.05
                                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                       $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                           0.64%       1.89%       5.11%       5.38%       4.67%       5.30%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)              $     927   $   1,090   $   1,170   $     872   $     895   $   1,796
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                           0.25%       0.25%       0.25%       0.25%       0.24%       0.21%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                  1.28%       1.86%       4.93%       5.26%       4.51%       5.13%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                      0.32%       0.32%       0.35%       0.34%       0.32%       0.25%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                   1.21%       1.79%       4.83%       5.17%       4.43%       5.09%
--------------------------------------------------------------------------------------------------------------------------

                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ---------------------------------------------
                                                                     INSTITUTIONAL
                                                                 ----------------------
                                                                    9/1/02     9/10/01*
                                                                   THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE:                                   2/28/03      8/31/02
---------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    1.00   $     1.00
---------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                              0.01         0.02
     Less dividends from net investment income                        0.01         0.02
                                                                 ---------   ----------
Net asset value, end of period                                   $    1.00   $     1.00
---------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                       0.66%        1.85%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------
   Net assets, end of period (millions)                          $   1,351   $      267
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------
   Net expenses                                                       0.20%        0.20%
---------------------------------------------------------------------------------------
   Net investment income                                              1.28%        1.67%
---------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                                  0.32%        0.33%
---------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                               1.16%        1.54%
---------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  * Commencement of offering of class of shares.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                             U.S. GOVERNMENT MONEY MARKET FUND
                                                     ---------------------------------------------------------------------
                                                                                    MORGAN^
                                                     ---------------------------------------------------------------------
                                                        9/1/02                          YEAR ENDED
                                                       THROUGH   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       2/28/03     8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                  0.01        0.02        0.05        0.05        0.04        0.05
     Less dividends from net investment income            0.01        0.02        0.05        0.05        0.04        0.05
                                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                       $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                           0.51%       1.65%       4.93%       5.48%       4.55%       5.14%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)              $   3,145   $   3,375   $   4,150   $   3,398   $   3,538   $   3,033
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                           0.59%       0.59%       0.59%       0.59%       0.59%       0.59%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                  1.03%       1.67%       4.80%       5.35%       4.46%       5.01%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                   0.69%       0.68%       0.69%       0.69%       0.69%       0.70%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                  0.93%       1.58%       4.70%       5.25%       4.36%       4.90%
--------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT MONEY MARKET FUND
                                                     ---------------------------------------------------------------------
                                                                                    PREMIER
                                                     ---------------------------------------------------------------------
                                                        9/1/02                          YEAR ENDED
                                                       THROUGH   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       2/28/03     8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                  0.01        0.02        0.05        0.05        0.05        0.05
     Less dividends from net investment income            0.01        0.02        0.05        0.05        0.05        0.05
                                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                       $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                           0.58%       1.79%       5.08%       5.62%       4.70%       5.25%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)              $     927   $   1,047   $   1,251   $   1,134   $     922   $   1,084
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                           0.45%       0.45%       0.45%       0.45%       0.45%       0.48%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                  1.16%       1.79%       4.95%       5.50%       4.60%       5.12%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                   0.57%       0.57%       0.59%       0.58%       0.58%       0.60%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                  1.04%       1.67%       4.81%       5.37%       4.47%       5.00%
--------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized

                       See notes to financial statements.

                                                                           U.S. GOVERNMENT MONEY MARKET FUND
                                                   ------------------------------------------------------------------------------
                                                                             AGENCY@                              INSTITUTIONAL
                                                   ---------------------------------------------------------   ------------------
                                                    9/1/02                YEAR ENDED                            9/1/02   9/10/01*
                                                   THROUGH   -----------------------------------------------   THROUGH    THROUGH
PER SHARE OPERATING PERFORMANCE:                   2/28/03   8/31/02   8/31/01   8/31/00   8/31/99   8/31/98   2/28/03    8/31/02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                              0.01      0.02      0.05      0.06      0.05      0.05      0.01       0.02
     Less dividends from net investment income        0.01      0.02      0.05      0.06      0.05      0.05      0.01       0.02
                                                   -------   -------   -------   -------   -------   -------   -------   --------
Net asset value, end of period                     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.67%     1.98%     5.28%     5.83%     4.92%     5.51%     0.70%      1.96%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)            $ 4,058   $ 4,497   $ 3,769   $ 2,639   $ 2,913   $ 2,797   $ 1,404   $    447
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.26%     0.26%     0.26%     0.26%     0.25%     0.24%     0.20%      0.20%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income                              1.35%     1.98%     5.09%     5.66%     4.80%     5.36%     1.32%      1.89%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.32%     0.32%     0.33%     0.33%     0.31%     0.24%     0.32%      0.32%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                              1.29%     1.92%     5.02%     5.59%     4.74%     5.36%     1.20%      1.77%
---------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  * Commencement of offering of class of shares.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  TREASURY PLUS MONEY MARKET FUND
                                                  ---------------------------------------------------------------
                                                                             MORGAN^
                                                  ---------------------------------------------------------------
                                                    9/1/02                     YEAR ENDED
                                                   THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                --+      0.02       0.05       0.05       0.04       0.05
     Less dividends from net investment income          --+      0.02       0.05       0.05       0.04       0.05
                                                  --------   --------   --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.48%      1.59%      4.77%      5.29%      4.39%      5.05%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $    860   $  1,103   $  1,567   $  1,367   $  1,734   $  1,316
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.59%      0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------------------
   Net investment income                              0.97%      1.57%      4.70%      5.14%      4.27%      4.92%
-----------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings credits              0.70%      0.70%      0.72%      0.71%      0.69%      0.70%
-----------------------------------------------------------------------------------------------------------------
   Net investment income without
     waivers, reimbursements
     and earnings credits                             0.86%      1.46%      4.57%      5.02%      4.17%      4.81%
-----------------------------------------------------------------------------------------------------------------

                                                                 TREASURY PLUS MONEY MARKET FUND
                                                  ---------------------------------------------------------------
                                                                                PREMIER
                                                  ---------------------------------------------------------------
                                                   9/1/02                      YEAR ENDED
                                                   THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                              0.01       0.02       0.05       0.05       0.04       0.05
     Less dividends from net investment income        0.01       0.02       0.05       0.05       0.04       0.05
                                                  --------   --------   --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.55%      1.73%      4.91%      5.44%      4.54%      5.18%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $    899   $    818   $    326   $    228   $    476   $    155
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.45%      0.45%      0.45%      0.45%      0.45%      0.46%
-----------------------------------------------------------------------------------------------------------------
   Net investment income                              1.11%      1.68%      4.84%      5.28%      4.42%      5.06%
-----------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings credits              0.49%      0.49%      0.52%      0.51%      0.50%      0.50%
-----------------------------------------------------------------------------------------------------------------
   Net investment income without
     waivers, reimbursements
     and earnings credits                             1.07%      1.64%      4.77%      5.22%      4.37%      5.02%
-----------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  TREASURY PLUS MONEY MARKET FUND
                                                  ---------------------------------------------------------------
                                                                               AGENCY@
                                                  ---------------------------------------------------------------
                                                    9/1/02                        YEAR ENDED
                                                   THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                              0.01       0.02       0.05       0.06       0.05       0.05
     Less dividends from net investment income        0.01       0.02       0.05       0.06       0.05       0.05
                                                  --------   --------   --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.65%      1.93%      5.12%      5.65%      4.75%      5.44%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $  1,030   $  1,416   $    944   $    904   $    980   $    876
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.25%      0.25%      0.25%      0.25%      0.24%      0.21%
-----------------------------------------------------------------------------------------------------------------
   Net investment income                              1.30%      1.88%      5.04%      5.48%      4.61%      5.29%
-----------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
    and earnings credits                              0.33%      0.34%      0.36%      0.36%      0.31%      0.25%
-----------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits               1.22%      1.79%      4.93%      5.37%      4.54%      5.25%
-----------------------------------------------------------------------------------------------------------------

                                                     INSTITUTIONAL            RESERVE
                                                  -------------------   -------------------
                                                    9/1/02   9/10/01*     9/1/02   9/10/01*
                                                   THROUGH    THROUGH    THROUGH    THROUGH
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    2/28/03    8/31/02
-------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                              0.01       0.02         --+      0.01
     Less dividends from net investment income        0.01       0.02         --+      0.01
                                                  --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.67%      1.90%      0.42%      1.40%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $    680   $    432   $    239   $    235
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------
   Net expenses                                       0.20%      0.20%      0.70%      0.70%
-------------------------------------------------------------------------------------------
   Net investment income                              1.32%      1.87%      0.85%      1.35%
-------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
    and earnings credits                              0.34%      0.34%      0.74%      0.74%
-------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits               1.18%      1.73%      0.81%      1.31%
-------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  * Commencement of offering of class of shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                    FEDERAL MONEY MARKET FUND
                                                  ---------------------------------------------------------------
                                                                             MORGAN^
                                                  ---------------------------------------------------------------
                                                    9/1/02                     YEAR ENDED
                                                   THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                --+      0.01       0.05       0.05       0.04       0.05
     Less dividends from net investment income          --+      0.01       0.05       0.05       0.04       0.05
                                                  --------   --------   --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.45%      1.51%      4.84%      5.29%      4.46%      4.94%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $    367   $    452   $    658   $    576   $    550   $    359
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.70%      0.70%      0.70%      0.70%      0.70%      0.70%
-----------------------------------------------------------------------------------------------------------------
   Net investment income                              0.91%      1.53%      4.57%      5.17%      4.35%      4.88%
-----------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.77%      0.72%      0.74%      0.75%      0.78%      0.84%
-----------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                              0.84%      1.51%      4.53%      5.12%      4.27%      4.74%
-----------------------------------------------------------------------------------------------------------------

                                                                    FEDERAL MONEY MARKET FUND
                                                  ---------------------------------------------------------------
                                                                             PREMIER
                                                  ---------------------------------------------------------------
                                                    9/1/02                        YEAR ENDED
                                                   THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                              0.01       0.02       0.05       0.05       0.05       0.05
     Less dividends from net investment income        0.01       0.02       0.05       0.05       0.05       0.05
                                                  --------   --------   --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.58%      1.77%      5.07%      5.50%      4.67%      5.22%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $  1,627   $  1,404   $    276   $    279   $    298   $    313
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.45%      0.45%      0.49%      0.50%      0.50%      0.50%
-----------------------------------------------------------------------------------------------------------------
   Net investment income                              1.15%      1.73%      4.78%      5.35%      4.56%      5.07%
-----------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.47%      0.47%      0.49%      0.50%      0.50%      0.51%
-----------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                              1.13%      1.71%      4.78%      5.35%      4.56%      5.06%
-----------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                              FEDERAL MONEY MARKET FUND
                                                   -----------------------------------------------------------------------------
                                                                             AGENCY@                             INSTITUTIONAL
                                                   ---------------------------------------------------------   -----------------
                                                    9/1/02                 YEAR ENDED                           9/1/02  9/10/01*
                                                   THROUGH   -----------------------------------------------   THROUGH   THROUGH
PER SHARE OPERATING PERFORMANCE:                   2/28/03   8/31/02   8/31/01   8/31/00   8/31/99   8/31/98   2/28/03   8/31/02
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                              0.01      0.02      0.05      0.06      0.05      0.05      0.01      0.02
     Less dividends from net investment income        0.01      0.02      0.05      0.06      0.05      0.05      0.01      0.02
                                                   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period                     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.67%     1.96%     5.30%     5.75%     4.92%     5.46%     0.70%     1.93%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)            $   311   $   523   $ 1,169   $   287   $   248   $   198   $ 2,092   $ 1,953
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.26%     0.26%     0.26%     0.26%     0.26%     0.27%     0.20%     0.20%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income                              1.36%     2.02%     5.01%     5.61%     4.79%     5.32%     1.39%     1.97%
--------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.32%     0.32%     0.34%     0.34%     0.34%     0.27%     0.32%     0.32%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits               1.30%     1.96%     4.93%     5.53%     4.71%     5.32%     1.27%     1.85%
--------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  * Commencement of offering of class of shares.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                             CALIFORNIA TAX FREE MONEY MARKET FUND
                                                   ---------------------------------------------------------
                                                                           MORGAN^
                                                   ---------------------------------------------------------
                                                    9/1/02                     YEAR ENDED
                                                   THROUGH   -----------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03   8/31/02   8/31/01   8/31/00   8/31/99   8/31/98
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                --+     0.01      0.03      0.03      0.03      0.03
     Less dividends from net investment income          --+     0.01      0.03      0.03      0.03      0.03
                                                   -------   -------   -------   -------   -------   -------
Net asset value, end of period                     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.42%     1.13%     2.70%     3.00%     2.66%     2.97%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)            $   163   $   163   $    83   $    78   $    68   $    50
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.55%     0.55%     0.55%     0.55%     0.55%     0.55%
------------------------------------------------------------------------------------------------------------
   Net investment income                              0.83%     1.05%     2.68%     3.03%     2.55%     2.89%
------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.70%     0.76%     0.83%     0.90%     0.94%     0.93%
------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits               0.68%     0.84%     2.40%     2.68%     2.16%     2.51%
------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                 NEW YORK TAX FREE MONEY MARKET FUND
                                                  ---------------------------------------------------------------
                                                                              MORGAN^
                                                  ---------------------------------------------------------------
                                                    9/1/02                       YEAR ENDED
                                                   THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                --+      0.01       0.03       0.03       0.03       0.03
     Less dividends from net investment income          --+      0.01       0.03       0.03       0.03       0.03
                                                  --------   --------   --------   --------   --------   --------
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                      0.44%      1.20%      2.98%      3.27%      2.66%      3.03%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $  1,998   $  2,123   $  2,439   $  1,831   $  1,505   $  1,372
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                       0.59%      0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------------------
   Net investment income                              0.86%      1.17%      2.88%      3.24%      2.61%      2.97%
-----------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.69%      0.69%      0.71%      0.70%      0.71%      0.72%
-----------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits               0.76%      1.07%      2.76%      3.13%      2.49%      2.84%
-----------------------------------------------------------------------------------------------------------------

                                                      NEW YORK TAX FREE MONEY MARKET FUND
                                                  --------------------------------------------
                                                                    RESERVE
                                                  --------------------------------------------
                                                    9/1/02       YEAR ENDED           7/31/00*
                                                   THROUGH   -------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:                   2/28/03    8/31/02    8/31/01       8/31/00
----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00  $    1.00      $   1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                --+      0.01       0.03            --+
     Less dividends from net investment income          --+      0.01       0.03            --+
                                                  --------   --------  ---------      --------
Net asset value, end of period                    $   1.00   $   1.00  $    1.00      $   1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                       0.34%      1.00%      2.77%         0.28%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
   Net assets, end of period (millions)           $    187   $    180  $      --+     $     --+
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------
   Net expenses                                       0.79%      0.79%      0.90%         0.79%
----------------------------------------------------------------------------------------------
   Net investment income                              0.66%      0.85%      2.57%         3.04%
----------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits               0.87%      0.90%   1560.21%!!       1.49%
----------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits               0.58%      0.74%  (1556.74%)!!      2.34%
----------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  * Commencement of offering of class of shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  + Amount rounds to less than
    one million.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                                TAX FREE MONEY MARKET FUND
                                                            -----------------------------------------------------------------
                                                                                          MORGAN^
                                                            -----------------------------------------------------------------
                                                                9/1/02                        YEAR ENDED
                                                               THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                               2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                            --+      0.01       0.03       0.03       0.03       0.03
     Less dividends from net investment income                      --+      0.01       0.03       0.03       0.03       0.03
                                                              --------   --------   --------   --------   --------   --------
Net asset value, end of period                                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                   0.42%      1.21%      3.13%      3.37%      2.73%      3.10%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                       $    675   $    903   $    907   $    895   $    754   $    733
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                   0.59%      0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                          0.85%      1.14%      3.09%      3.33%      2.68%      3.05%
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                           0.70%      0.69%      0.72%      0.75%      0.73%      0.72%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                          0.74%      1.04%      2.96%      3.17%      2.54%      2.92%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                TAX FREE MONEY MARKET FUND
                                                              ---------------------------------------------------------------
                                                                                          PREMIER
                                                              ---------------------------------------------------------------
                                                                9/1/02                        YEAR ENDED
                                                               THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                               2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                            --+      0.01       0.03       0.03       0.03       0.03
     Less dividends from net investment income                      --+      0.01       0.03       0.03       0.03       0.03
                                                              --------   --------   --------   --------   --------   --------
Net asset value, end of period                                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                   0.49%      1.35%      3.21%      3.41%      2.78%      3.17%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                       $  3,650   $  3,066   $    116   $    120   $    130   $    133
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                   0.45%      0.45%      0.51%      0.55%      0.54%      0.53%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                          0.97%      1.25%      3.17%      3.40%      2.74%      3.10%
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                           0.48%      0.48%      0.53%      0.59%      0.56%      0.53%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                          0.94%      1.22%      3.15%      3.26%      2.72%      3.10%
-----------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                TAX FREE MONEY MARKET FUND
                                                    ------------------------------------------------------------------------------
                                                                             AGENCY@                              INSTITUTIONAL
                                                    ---------------------------------------------------------   ------------------
                                                      9/1/02                      YEAR ENDED                     9/1/02   9/10/01*
                                                     THROUGH  -----------------------------------------------   THROUGH   THROUGH
PER SHARE OPERATING PERFORMANCE:                     2/28/03  8/31/02   8/31/01   8/31/00   8/31/99   8/31/98   2/28/03   8/31/02
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                               0.01      0.02      0.03      0.04      0.03      0.03      0.01       0.02
     Less dividends from net investment income         0.01      0.02      0.03      0.04      0.03      0.03      0.01       0.02
                                                    -------   -------   -------   -------   -------   -------   -------   --------
Net asset value, end of period                      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                        0.58%     1.54%     3.47%     3.71%     3.07%     3.45%     0.61%      1.54%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $   754   $ 1,091   $   921   $   640   $   476   $   410   $ 4,338   $  3,891
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                        0.26%     0.26%     0.26%     0.26%     0.26%     0.26%     0.20%      0.20%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                               1.17%     1.45%     3.42%     3.67%     3.01%     3.37%     1.22%      1.46%
----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
    and earnings credits                               0.33%     0.33%     0.36%     0.39%     0.35%     0.26%     0.32%      0.33%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                1.10%     1.38%     3.32%     3.54%     2.92%     3.37%     1.10%      1.33%
----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  * Commencement of offering of class of shares.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                         LIQUID ASSETS MONEY MARKET FUND
                                                    -----------------------------------------------------------------------------
                                                         MORGAN             PREMIER              AGENCY          INSTITUTIONAL
                                                    -----------------   -----------------   -----------------   -----------------
                                                     9/1/02  4/1/02**    9/1/02  4/1/02**    9/1/02  4/1/02**    9/1/02  4/1/02**
                                                    THROUGH   THROUGH   THROUGH   THROUGH   THROUGH   THROUGH   THROUGH   THROUGH
PER SHARE OPERATING PERFORMANCE:                    2/28/03   8/31/02   2/28/03   8/31/02   2/28/03   8/31/02   2/28/03   8/31/02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                               0.01      0.01      0.01      0.01      0.01      0.01      0.01      0.01
     Less dividends from net investment income         0.01      0.01      0.01      0.01      0.01      0.01      0.01      0.01
                                                    -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period                      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                        0.57%     0.64%     0.64%     0.70%     0.74%     0.78%     0.77%     0.81%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $    15   $    17   $    97   $    26   $   234   $    53   $ 2,385   $ 1,119
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                        0.53%     0.45%     0.39%     0.31%     0.20%     0.13%     0.14%     0.08%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income                               1.16%     1.51%     1.25%     1.65%     1.40%     1.82%     1.49%     1.87%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                   0.82%     0.83%     0.53%     0.63%     0.35%     0.44%     0.33%     0.40%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                0.87%     1.13%     1.11%     1.33%     1.25%     1.51%     1.30%     1.55%
---------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of operations.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                     PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------
                                                                           MORGAN^
                                                    ---------------------------------------------------------
                                                       9/1/02              YEAR ENDED                10/1/98*
                                                      THROUGH   ---------------------------------     THROUGH
PER SHARE OPERATING PERFORMANCE:                      2/28/03     8/31/02     8/31/01     8/31/00     8/31/99
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                 0.01        0.02        0.05        0.06        0.04
     Less dividends from net investment income           0.01        0.02        0.05        0.06        0.04
                                                    ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                          0.53%       1.71%       5.10%       5.65%       4.26
=============================================================================================================%
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $   5,627   $   7,552   $  10,367   $   1,475   $     515
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------
   Net expenses                                          0.59%       0.58%       0.59%       0.59%       0.59%
-------------------------------------------------------------------------------------------------------------
   Net investment income                                 1.08%       1.72%       4.82%       5.53%       4.61%

   Expenses without
    waivers, reimbursements
    and earnings credits                                 0.62%       0.61%       0.61%       0.61%       0.72%
-------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                 1.05%       1.69%       4.80%       5.51%       4.48%
-------------------------------------------------------------------------------------------------------------

                                                                     PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------
                                                                                   PREMIER
                                                    ---------------------------------------------------------------------
                                                       9/1/02                           YEAR ENDED
                                                      THROUGH   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                      2/28/03     8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                 0.01        0.02        0.05        0.06        0.05        0.05
     Less dividends from net investment income           0.01        0.02        0.05        0.06        0.05        0.05
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                          0.60%       1.85%       5.25%       5.81%       4.90%       5.44%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $   5,730   $   5,182   $   2,153   $   1,841   $   1,094   $     590
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------
   Net expenses                                          0.45%       0.44%       0.45%       0.45%       0.45%       0.45%
-------------------------------------------------------------------------------------------------------------------------
   Net investment income                                 1.20%       1.80%       4.96%       5.67%       4.77%       5.29%
-------------------------------------------------------------------------------------------------------------------------
   Expenses without
    waivers, reimbursements
    and earnings credits                                 0.47%       0.47%       0.49%       0.49%       0.49%       0.51%
-------------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                 1.18%       1.77%       4.92%       5.63%       4.73%       5.23%
-------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  * Commencement of offering of class of shares.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                      PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------
                                                                              AGENCY@
                                                    ---------------------------------------------------------------
                                                      9/1/02                         YEAR ENDED
                                                     THROUGH   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                     2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                0.01       0.02       0.05       0.06       0.05       0.06
     Less dividends from net investment income          0.01       0.02       0.05       0.06       0.05       0.06
                                                    --------   --------   --------   --------   --------   --------
Net asset value, end of period                      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                         0.69%      2.05%      5.45%      6.01%      5.10%      5.65%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $ 14,623   $ 12,562   $ 16,676   $  9,430   $  8,166   $  4,722
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                         0.26%      0.25%      0.26%      0.26%      0.26%      0.24%
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                1.39%      2.08%      5.15%      5.86%      4.96%      5.50%
-------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                 0.31%      0.32%      0.33%      0.33%      0.33%      0.24%
-------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                1.34%      2.01%      5.08%      5.79%      4.89%      5.50%
-------------------------------------------------------------------------------------------------------------------

                                                                      PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------
                                                                             CLASS B
                                                    ---------------------------------------------------------------
                                                      9/1/02                       YEAR ENDED
                                                     THROUGH   ----------------------------------------------------
                                                     2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
                                                    ---------------------------------------------------------------
Net asset value, beginning of period                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                  --+      0.01       0.04       0.05       0.04       0.05
     Less dividends from net investment income            --+      0.01       0.04       0.05       0.04       0.05
                                                    --------   --------   --------   --------   --------   --------
Net asset value, end of period                      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                         0.21%      1.05%      4.43%      4.97%      4.07%      4.60%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $     14   $     13   $     18   $     11   $     36   $     29
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                         1.24%      1.23%      1.24%      1.25%      1.25%      1.25%
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                0.42%      1.10%      4.17%      4.87%      4.00%      4.49%
-------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                 1.27%      1.26%      1.26%      1.27%      1.47%      1.50%
-------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                0.39%      1.07%      4.15%      4.85%      3.78%      4.24%
-------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                       PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------
                                                                                 CLASS C
                                                    ---------------------------------------------------------------
                                                      9/1/02                  YEAR ENDED                   5/14/98*
                                                     THROUGH   -----------------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                     2/28/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                  --+      0.01       0.04       0.05       0.04       0.01
     Less dividends from net investment income            --+      0.01       0.04       0.05       0.04       0.01
                                                    --------   --------   --------   --------   --------   --------
Net asset value, end of period                      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                         0.21%      1.05%      4.43%      4.95%      3.85%      1.29%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $      1   $      1    $    --+  $     --+  $      1   $      1
-------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                         1.24%      1.23%      1.24%      1.26%      1.45%      1.50%
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                0.42%      1.16%      4.17%      4.86%      3.75%      4.21%
-------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                 1.27%      1.26%      1.26%      1.26%      1.45%      1.50%
-------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                0.39%      1.13%      4.15%      4.86%      3.75%      4.21%
-------------------------------------------------------------------------------------------------------------------

                                                                       PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------
                                                       INSTITUTIONAL                       RESERVE
                                                    -------------------   -----------------------------------------
                                                      9/1/02   9/10/01*     9/1/02          YEAR ENDED     7/31/00*
                                                     THROUGH    THROUGH    THROUGH   -------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                     2/28/03    8/31/02    2/28/03    8/31/02    8/31/01    8/31/00
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                0.01       0.02         --+      0.02       0.05       0.01
     Less dividends from net investment income          0.01       0.02         --+      0.02       0.05       0.01
                                                    --------   --------   --------   --------   --------   --------
Net asset value, end of period                      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                         0.72%      2.02%      0.47%      1.60%      4.88%      0.50%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)             $ 28,631   $ 21,881   $  405     $    393   $     10   $     --+
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                         0.20%      0.19%      0.70%      0.68%      0.79%      0.79%
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                1.43%      2.06%      0.95%      1.41%      4.62%      5.33%
-------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits                 0.31%      0.32%      0.72%      0.72%      2.17%      1.45%
-------------------------------------------------------------------------------------------------------------------
   Net investment income without
    waivers, reimbursements
    and earnings credits                                1.32%      1.93%      0.93%      1.37%      3.24%      4.67%
-------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                               PRIME MONEY MARKET FUND
                                                                                  -----------------------------------------
                                                                                        SELECT            CASH MANAGEMENT
                                                                                  -------------------   -------------------
                                                                                   9/1/02    9/10/01*     9/1/02   9/10/01*
                                                                                   THROUGH    THROUGH    THROUGH    THROUGH
PER SHARE OPERATING PERFORMANCE:                                                   2/28/03    8/31/02    2/28/03    8/31/02
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                              0.01       0.02        --+       0.01
     Less dividends from net investment income                                        0.01       0.02        --+       0.01
                                                                                  --------   --------   --------   --------
Net asset value, end of period                                                    $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                                       0.60%      1.78%      0.35%      1.25%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                                           $    965   $  1,064   $    577   $    282
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                       0.44%      0.42%      0.96%      0.96%
---------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                              1.22%      1.83%      0.64%      1.17%
---------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                      0.47%      0.46%      0.97%      0.99%
---------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits         1.19%      1.79%      0.63%      1.14%
---------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  + Less than 0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                           THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund
Fleming Asia Equity Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

        (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. April 2003

                                                                    SAN-MMKT-203